                                                    Registration Nos. 333-63412
                                                                      811-04865

   As filed with the Securities and Exchange Commission on November 13, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  [ ]  [ ]
                     Post-Effective Amendment No. [16] [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. [86] [X]

                             VARIABLE ACCOUNT A OF
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          (Exact Name of Registrant)

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                    80 Pine Street New York, New York 10005
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, Including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on November 20, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

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                       Group Immediate Variable Annuity
                              Contract issued by
           American International Life Assurance Company of New York
                        through its Variable Account A

                  This prospectus is dated November 20, 2006

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and American International Life Assurance Company of New York ("AILife") where you agree to make one Premium Payment to AILife and AILife agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 31 investment options to which you can allocate your money - 30 variable investment options and one fixed investment option. If your contract is a non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (The Vanguard Group(R) public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you select a variable Annuity Payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The currently offered variable investment options are Portfolios of Vanguard Variable Insurance Fund(R) ("Vanguard VIF Portfolios") and The Vanguard Group public Mutual Funds ("Vanguard Funds"). Vanguard VIF Portfolios and Vanguard Funds are collectively referred to in this prospectus as the "Funds."

See "Investment Options" on page 7 for a complete list of the variable investment options. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AILife representative or from our Administrative Center as shown on page 4 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.


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                             TABLE OF CONTENTS

      DEFINITIONS.....................................................  5

      SUMMARY OF THE CONTRACT.........................................  7

         Purpose of the Annuity Contract..............................  7
         Type of Contract.............................................  7
         Purchase of the Contract.....................................  7
         Investment Options...........................................  7
         Expenses.....................................................  9
             Sales Charge.............................................  9
             Mortality and Expense Risk Charge........................  9
             Premium Tax Charge.......................................  9
             Other Expenses........................................... 10
         Right to Examine Period...................................... 10
         Cancellation Rights.......................................... 10

      FEE TABLES...................................................... 10

      CONDENSED FINANCIAL INFORMATION................................. 11

      INVESTMENT OPTIONS.............................................. 11

         Variable Investment Options.................................. 11
         Fixed Investment Option...................................... 20

      EXPENSES........................................................ 20

         Summary of Costs of Investing in the Contracts............... 20
         Sales Charge................................................. 20
         Mortality and Expense Risk Charge............................ 21
         Statutory Premium Taxes...................................... 21
         Income Taxes................................................. 21
         Transfer Fee................................................. 21
         Fund Expenses................................................ 21
         Reduction of Certain Charges and Additional Amounts Credited. 22

      THE CONTRACT.................................................... 22

         General Description.......................................... 22
         Who Should Purchase a Contract............................... 23
         About the Contract........................................... 23
         Purchasing a Contract........................................ 23
         Allocation of Premium........................................ 23
         Right to Examine Period...................................... 23
         Market Timing................................................ 24
         Fund-Rejected Transfers...................................... 25
         Transfers Among Investment Options........................... 25
             Minimum Transfer Amount.................................. 26
         Effective Date of Transfers Among Variable Investment
           Options.................................................... 26
         Transfer Requests in Good Order.............................. 26
         Automatic Rebalancing........................................ 27
         Dollar Cost Averaging........................................ 27
         Cancellation Rights.......................................... 27


                                      2

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              Access To Your Money.................................. 28
              Cancellation Of The Contract.......................... 28
              Computing the Cancellation Value...................... 28
              Taxes................................................. 29
          Rights Reserved by the Company............................ 29

       ANNUITY PAYMENTS............................................. 30

          Generally................................................. 30
          Annuity Payment Options................................... 31
          Annuity Units............................................. 32
          Determination of the Initial Annuity Payment.............. 32
          Impact of Annuitants Age on Annuity Payments.............. 33
          Impact of Annuitants Gender on Annuity Payments........... 33
          Impact of Length of Payment Periods on Annuity Payments... 33 Impact of Optional Cancellation Endorsement on Annuity
            Payments................................................ 33
          Determination of Subsequent Variable Annuity Payments..... 33
          Assumed Investment Return................................. 34

       ACCESS TO YOUR MONEY......................................... 35

          Generally................................................. 35
          Deferment of Payments..................................... 35

       DEATH BENEFIT................................................ 36

          Death Within Six Months of the Contract Date.............. 36
          Death Prior to Income Start Date.......................... 36
          Death of Contract Owner After the Income Start Date....... 37
          Death of Annuitant After the Income Start Date............ 37
          Designation of Beneficiary................................ 38

       PERFORMANCE.................................................. 38

       TAXES........................................................ 39

          Introduction.............................................. 39
          Annuity Contracts in General.............................. 40
          Tax Treatment of Distributions - Qualified Contracts...... 40
          Distributions in General.................................. 40
          Tax Treatment of Distributions - Non-Qualified Contracts.. 43
          Non-Qualified Contracts Owned by Non-Natural Persons...... 44
          Section 1035 Exchanges.................................... 44
          Diversification and Investor Control...................... 45
          Withholding............................................... 45

       OTHER INFORMATION............................................ 46

          American International Life Assurance Company of New York. 46
          Guarantee of Insurance Obligations........................ 46
          Ownership................................................. 47
          Voting Privileges......................................... 47
          Distribution of the Contract.............................. 48
          Legal Proceedings......................................... 48


                                      3

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FINANCIAL STATEMENTS....................................................... 49

APPENDIX................................................................... 50

   Hypothetical Illustrations Of Annuity Payments.......................... 50

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 60



CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:

ADMINISTRATIVE CENTER:                              HOME OFFICE:
----------------------                  -------------------------------------
(U.S. Mail)                             American International Life Assurance
American International Life Assurance   Company of New York
Company of New York                     80 Pine Street
Group Annuity Administration            New York, New York 10005
Department
600 King Street (DPEN)
Wilmington, Delaware 19801
1-877-299-1724


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                                  DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - American International Life Assurance Company of New York, 80 Pine Street, New York, New York 10005.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Group Immediate Variable Annuity Contractholder - An entity or person who is issued a Contract for the benefit of participants in the group. These participants are referred to as "Contract Owners" in this prospectus.

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Income Change Date - The date on which the amount of your next variable Annuity
Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean Your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on Premium Payments.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over or converted from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 30 of which are currently offered under the Contract. Each of the 30 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

Vanguard Funds



 Vanguard 500 Index Fund                Vanguard U.S. Growth Fund
 Vanguard Dividend Growth Fund          Vanguard WellingtonTM Fund
 Vanguard GNMA Fund                     Vanguard WindsorTM Fund
 Vanguard Inflation-Protected           Vanguard LifeStrategy Conservative
 Securities Fund                        Growth Fund
 Vanguard Prime Money Market Fund       Vanguard LifeStrategy Growth Fund
 Vanguard Small-Cap Growth Index Fund   Vanguard LifeStrategy Income Fund
 Vanguard Small-Cap Value Index Fund    Vanguard LifeStrategy Moderate Growth
                                        Fund
 Vanguard Total Bond Market Index Fund



The above Vanguard Funds were previously available under a separate prospectus but was made available to you as of May 1, 2004, if your Contract was issued on a qualified basis.

As of March 4, 2004, Vanguard PRIMECAP Fund was no longer available to new investors. Contract Owners invested in the Fund as of May 2, 2005 may retain the investment but cannot use the account value invested in Vanguard PRIMECAP Fund for any other purpose except to transfer to one of the other currently offered investment options.

As of December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund were no longer offered as investment options under the Contract. As of May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option under the Contract.

Vanguard VIF Portfolios



 Vanguard VIF Balanced Portfolio        Vanguard VIF Mid-Cap Index Portfolio
 Vanguard VIF Capital Growth Portfolio* Vanguard VIF Money Market Portfolio Vanguard VIF Diversified Value
 Portfolio                              Vanguard VIF REIT Index Portfolio
 Vanguard VIF Equity Income Portfolio   Vanguard VIF Short-Term
                                        Investment-Grade Portfolio
 Vanguard VIF Equity Index Portfolio    Vanguard VIF Small Company Growth
                                        Portfolio
 Vanguard VIF Growth Portfolio          Vanguard VIF Total Bond Market Index
                                        Portfolio
 Vanguard VIF High Yield Bond Portfolio Vanguard VIF Total Stock Market Index
                                        Portfolio*
 Vanguard VIF International Portfolio



* This Vanguard Fund was previously available under a separate prospectus but was made available to you as of May 1, 2004.

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The UIF Portfolios not currently offered are:

UIF Portfolios

UIF Core Plus Fixed Income Portfolio - Class I Shares
UIF Equity Growth Portfolio - Class I Shares
UIF International Magnum Portfolio - Class I Shares
UIF Mid Cap Growth Portfolio - Class I Shares
UIF Value Portfolio - Class I Shares

If any portion of your account value was invested in any of the UIF Portfolios listed above as of April 30, 2003, you may retain the investment, but you cannot use any of the UIF Portfolios for any other purpose except to transfer to one of the Vanguard VIF Portfolios or Vanguard Funds (if issued on a qualified basis). No additional account value may be invested in any of the UIF Portfolios.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.



                  Maximum Contract Owner Transaction Expenses
                  -------------------------------------------
            Charge                                  Amount
            ------               ----------------------------------------------

Sales Load Imposed on Purchases                  4% of premium
(as a percentage of purchase
payments)

Transfer Fee                                   $10 per transfer
                                 (There is no charge for the first 12 transfers each Contract year; thereafter, we reserve the right to charge a fee of $10 per transfer.)

Statutory Premium Taxes -                      0 - 1% of premium
Qualified Contracts

Statutory Premium Taxes -                     0 - 3.5% of premium
Non-Qualified Contracts

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



                       Variable Account Annual Expenses
                  (as a percentage of average account value)
                  ------------------------------------------
                                Charge                                  Amount
                                ------                                  ------
 Maximum Mortality and Expense Risk Fees                                 1.25%

    Total Variable Account Annual Expenses                               1.25%



The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.



                         Annual Fund Fees and Expenses
           (as a percentage of average daily variable account value)
           ---------------------------------------------------------
                            Charge                              Maximum Minimum
                            ------                              ------- -------
 Total Annual Fund Operating Expenses (expenses that are         0.60%   0.14%
   deducted from Fund assets include management fees, distribution (12b-1) fees, and other expenses)



Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

                        CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2005, there were no outstanding accumulation units.

                              INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

  . Vanguard 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs a "passive management" -or indexing - investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

  . Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term capital appreciation and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

  . Vanguard GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

  . Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

  . Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less.

  . Vanguard Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management" -or indexing-investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

  . Vanguard Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

  . Vanguard Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management" - or indexing - strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

  . Vanguard U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund uses multiple investment advisors.

  . Vanguard Wellington Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

  . Vanguard Windsor Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid-and large-capitalization companies whose stocks are considered by the Fund's advisors to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisors feel are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

  . Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

  . Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

  . Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

  . Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

Each Fund is part of The Vanguard Group, Inc. ("Vanguard"), a family of 36 investment companies with more than 130 investment portfolios holding assets in excess of $930 billion. Vanguard serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Inflation-Protected Securities Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors.

AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund, Vanguard GNMA Fund, and Vanguard Wellington Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co., LLC serve as advisors to Vanguard Windsor Fund. The LifeStrategy Funds receive advisory services indirectly by investing in other Vanguard funds. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

  . Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, some U.S. Treasury and government agency bonds, and mortgage-backed securities.

  . Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

  . Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

  . Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio uses multiple investment advisors.

  . Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"
      - or indexing - investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

  . Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

  . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds - commonly known as "junk bonds" - with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to investors. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B, or the equivalent, convertible securities, and preferred stocks.

  . Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside of the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

  . Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size
      U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

  . Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

  . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the MSCI
      U.S. REIT Index. The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

  . Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years.

  . Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

  . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

  . Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Standard & Poor's ("S&P") Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds-Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in another Vanguard fund and Vanguard VIF Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co., LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                   EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

  .   Maximum sales loads or sales charges: 4.00% of premium

  .   No annual Contract maintenance charge

  . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)

  .   Maximum Annual Mortality and Expense Risk Charge: 1.25%

  . Fees and expenses paid by the Funds which ranged from 0.14% to 0.60% in the fiscal year ended December 31, 2005

Sales Charge

We will deduct a maximum of 4.00% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AILife receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Premium Taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds, the Vanguard VIF Portfolios and the UIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

  .   the size and nature of the group;

  .   the total amount of premium we expect to receive from the group;

  . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                 THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained. To include the new Funds available as of May 1, 2005, we will provide you information on how to change your allocation should you choose to do so.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to us at American International Life Assurance Company of New York, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

  . dilution in the value of Fund shares underlying investment options of other Contract Owners;

  .   interference with the efficient management of the Fund's portfolio; and

  .   increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

  . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

  . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

  . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.


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


Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Group Immediate Variable Annuity Contractholder has made the right available to you, and your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

The Contract is designed to meet long-term financial goals and is not suitable as a short-term investment. If you are concerned that you may need to cancel the Contract within six months, you should consider selecting the Cancellation Endorsement for your Contract. However, since selecting the Cancellation Endorsement will lower your Annuity Payments, if you do not anticipate a need to cancel your Contract, you should not select the Cancellation Endorsement.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six
(6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

  . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

  . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

  .   Reflect a change in the variable account or any subaccount thereunder;

  .   Create new variable accounts;

  . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

  . Transfer any assets in any subaccount in the variable account with another variable account;

  . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

  . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

  . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

  . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

  .   Make any changes to comply with the rules of any Fund.

                               ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

  . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

  . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

  . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

  . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

  . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

  . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.


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


Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

  .   Option 1 - Life Annuity

      Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

  .   Option 2 - Life Annuity With A Guaranteed Number of Years

      Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

  .   Option 3 - Joint and Survivor Annuity

      Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

  .   Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

      Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.


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


Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

  . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

  . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

  . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

  . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

  .   the age and gender of the Annuitant (and Joint Annuitant, if any);

  .   the Annuity Payment Option selected;

  .   the frequency of Annuity Payments;

  .   the deduction of applicable Premium Taxes; and

  .   the time period from the Contract Date to the Income Start Date.


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


Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable

Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

  .   If value is transferred from one investment option to another.

  . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

  . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an

     AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

  . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

  . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

  . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

  . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                             ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

  .   the NYSE is closed other than weekend and holiday closings;

  .   trading on the NYSE is restricted;

  . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

  .   the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Group Immediate Variable Annuity Contractholder has made the cancellation right available to you, your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six
(6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

  . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

  . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note:
If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.


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


If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

  .   Annuity Payment Option 3 - Joint and Survivor Annuity; or

  . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

  .   Annuity Payment Option 1 - Life Annuity; or

  .   Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

See "Annuity Payment Options" in this prospectus.


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


Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

  .   Individual Retirement Annuities;

  . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

  .   Keogh Plans; and

  . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

  . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

  .   where the taxpayer is age 59 1/2 or older;

  .   where payment is made on account of death;

  .   where the payment is made on account of the taxpayer's disability;

  . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

  .   in some cases, upon separation from service on or after age 55; or

  .   certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 - A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/8 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity
         Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

  .   the taxpayer is age 59 1/2 or older;

  .   the payment is made on account of death;

  .   the payment is made on account of the taxpayer's disability;

  . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

  . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

  .   or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57( when he begins to receive annual Annuity
         Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57(, 58( and 59( respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60(, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 600 King Street
(DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AI Life. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AI Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National

Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AI Life.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other variable accounts and for the variable accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

American International Life Assurance Company of New York may pay commissions of no more than 4% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, AIG, the parent company and an affiliated person of AILife, the variable account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AILife, the variable account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AILife, the variable account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

The Financial Statements of AI Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, (DPEN), Wilmington, Delaware, 19801, Attn: Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.02%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.02%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.27% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.27%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.27% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.52%. The following tables include one set of illustrations showing Annuity Payments without the optional Cancellation Endorsement and one set of illustrations showing Annuity Payments with the optional Cancellation Endorsement.

Two sets of tables follow - one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $667.27

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $569.26

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                  Gross
                               -------------------------------------------
                               0.00%  5.02%  6.00%  8.00%  10.00%  12.00%
     Payment Calendar Attained ------ ------ ------ ------ ------- -------
      Year     Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.52% 3.50%  4.48%  6.48%  8.48%   10.48%
                               ------ ------ ------ ------ ------- -------
        1      2006      65    569.26 569.26 569.26 569.26  569.26  569.26
        2      2007      66    541.65 569.26 574.65 585.65  596.65  607.65
        3      2008      67    515.38 569.26 580.09 602.51  625.36  648.63
        4      2009      68    490.38 569.26 585.58 619.86  655.45  692.37
        5      2010      69    466.60 569.26 591.13 637.71  686.99  739.07
        10     2015      74    363.90 569.26 619.65 734.95  868.95 1024.24
        15     2020      79    283.80 569.26 649.55 847.03 1099.11 1419.44
        20     2025      84    221.34 569.26 680.89 976.20 1390.23 1967.13



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity
  Payment Option selected: $667.27

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
  3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $333.64. The monthly guaranteed payment of $333.64 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                  Gross
                               -------------------------------------------
                               0.00%  5.02%  6.00%  8.00%  10.00%  12.00%
     Payment Calendar Attained ------ ------ ------ ------ ------- -------
      Year     Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.52% 3.50%  4.48%  6.48%  8.48%   10.48%
                               ------ ------ ------ ------ ------- -------
        1      2006      65    618.27 618.27 618.27 618.27  618.27  618.27
        2      2007      66    604.46 618.27 620.96 626.46  631.96  637.46
        3      2008      67    591.32 618.27 623.68 634.89  646.31  657.95
        4      2009      68    578.83 618.27 626.43 643.57  661.36  679.82
        5      2010      69    566.93 618.27 629.20 652.49  677.13  703.17
        10     2015      74    515.58 618.27 643.46 701.11  768.11  845.75
        15     2020      79    475.54 618.27 658.41 757.15  883.19 1043.36
        20     2025      84    444.30 618.27 674.08 821.73 1028.75 1317.20



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $625.65

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.37

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



     -
                                                  Gross
                               -------------------------------------------
                               0.00%  5.02%  6.00%  8.00%  10.00%  12.00%
     Payment Calendar Attained ------ ------ ------ ------ ------- -------
      Year     Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.52% 3.50%  4.48%  6.48%  8.48%   10.48%
                               ------ ------ ------ ------ ------- -------
        1      2006      65    527.37 527.37 527.37 527.37  527.37  527.37
        2      2007      66    501.79 527.37 532.36 542.55  552.74  562.94
        3      2008      67    477.45 527.37 537.40 558.18  579.34  600.90
        4      2009      68    454.30 527.37 542.49 574.25  607.22  641.42
        5      2010      69    432.26 527.37 547.63 590.78  636.43  684.68
        10     2015      74    337.12 527.37 574.05 680.87  805.01  948.87
        15     2020      79    262.92 527.37 601.75 784.70 1018.23 1314.99
        20     2025      84    205.05 527.37 630.78 904.36 1287.93 1822.38



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $625.65

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $312.83. The monthly guaranteed payment of $312.83 is being provided by the $50,000 applied under the fixed Annuity Payment Option.



                                Monthly Payments
                       With an Assumed Rate of Return of:
                       ----------------------------------
                                                  Gross
                                ------------------------------------------
                                0.00%  5.02%  6.00%  8.00%  10.00% 12.00%
      Payment Calendar Attained ------ ------ ------ ------ ------ -------
       Year     Year     Year                      Net
      ------- -------- -------- ------------------------------------------
                                -1.52% 3.50%  4.48%  6.48%  8.48%  10.48%
                                ------ ------ ------ ------ ------ -------
         1      2006      65    576.51 576.51 576.51 576.51 576.51  576.51
         2      2007      66    563.72 576.51 579.01 584.10 589.20  594.29
         3      2008      67    551.55 576.51 581.53 591.91 602.50  613.27
         4      2009      68    539.97 576.51 584.07 599.95 616.43  633.54
         5      2010      69    528.96 576.51 586.64 608.22 631.04  655.17
         10     2015      74    481.39 576.51 599.85 653.26 715.33  787.26
         15     2020      79    444.28 576.51 613.70 705.17 821.94  970.32
         20     2025      84    415.35 576.51 628.22 765.01 956.79 1224.01



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $651.61

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $567.30

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                  Gross
                               -------------------------------------------
                               0.00%  5.02%  6.00%  8.00%  10.00%  12.00%
     Payment Calendar Attained ------ ------ ------ ------ ------- -------
      Year     Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.52% 3.50%  4.48%  6.48%  8.48%   10.48%
                               ------ ------ ------ ------ ------- -------
        1      2006      65    567.30 567.30 567.30 567.30  567.30  567.30
        2      2007      66    539.78 567.30 572.67 583.63  594.60  605.56
        3      2008      67    513.60 567.30 578.09 600.44  623.21  646.40
        4      2009      68    488.69 567.30 583.57 617.73  653.19  689.99
        5      2010      69    464.99 567.30 589.09 635.51  684.62  736.52
        10     2015      74    362.65 567.30 617.52 732.42  865.96 1020.71
        15     2020      79    282.83 567.30 647.31 844.11 1095.33 1414.55
        20     2025      84    220.58 567.30 678.54 972.83 1385.45 1960.36



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $651.61

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $325.81. The monthly guaranteed payment of $325.81 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                  Gross
                               -------------------------------------------
                               0.00%  5.02%  6.00%  8.00%  10.00%  12.00%
     Payment Calendar Attained ------ ------ ------ ------ ------- -------
      Year     Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.52% 3.50%  4.48%  6.48%  8.48%   10.48%
                               ------ ------ ------ ------ ------- -------
        1...   2006      65    609.46 609.46 609.46 609.46  609.46  609.46
        2...   2007      66    595.70 609.46 612.14 617.62  623.10  628.58
        3...   2008      67    582.61 609.46 614.85 626.02  637.41  649.00
        4...   2009      68    570.15 609.46 617.59 634.67  652.40  670.80
        5...   2010      69    558.30 609.46 620.35 643.56  668.12  694.07
        10..   2015      74    507.13 609.46 634.56 692.02  758.78  836.16
        15..   2020      79    467.22 609.46 649.46 747.86  873.47 1033.08
        20..   2025      84    436.09 609.46 665.08 812.22 1018.53 1305.98



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $611.26

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $525.80

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.



                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                               -------------------------------------------
                               0.00%  5.02%  6.00%  8.00%  10.00%  12.00%
     Payment Calendar Attained ------ ------ ------ ------ ------- -------
      Year     Year     Year                       Net
     ------- -------- -------- -------------------------------------------
                               -1.52% 3.50%  4.48%  6.48%   8.48%  10.48%
                               ------ ------ ------ ------ ------- -------
        1      2006      65    525.80 525.80 525.80 525.80  525.80  525.80
        2      2007      66    500.30 525.80 530.78 540.94  551.10  561.26
        3      2008      67    476.03 525.80 535.80 556.51  577.62  599.11
        4      2009      68    452.94 525.80 540.88 572.54  605.41  639.51
        5      2010      69    430.97 525.80 546.00 589.02  634.54  682.64
        10     2015      74    336.12 525.80 572.34 678.84  802.61  946.04
        15     2020      79    262.14 525.80 599.96 782.36 1015.20 1311.07
        20     2025      84    204.44 525.80 628.90 901.67 1284.10 1816.95



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $611.26

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $305.63. The monthly guaranteed payment of $305.63 is being provided by the $50,000 applied under the fixed Annuity Payment Option.



                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                  Gross
                                ------------------------------------------
                                0.00%  5.02%  6.00%  8.00%  10.00% 12.00%
      Payment Calendar Attained ------ ------ ------ ------ ------ -------
       Year     Year     Year                      Net
      ------- -------- -------- ------------------------------------------
                                -1.52% 3.50%  4.48%  6.48%  8.48%  10.48%
                                ------ ------ ------ ------ ------ -------
         1      2006      65    568.53 568.53 568.53 568.53 568.53  568.53
         2      2007      66    555.78 568.53 571.02 576.10 581.18  586.26
         3      2008      67    543.65 568.53 573.53 583.89 594.44  605.19
         4      2009      68    532.10 568.53 576.07 591.90 608.33  625.39
         5      2010      69    521.12 568.53 578.63 600.14 622.90  646.95
         10     2015      74    473.69 568.53 591.80 645.05 706.93  778.65
         15     2020      79    436.70 568.53 605.61 696.81 813.23  961.17
         20     2025      84    407.85 568.53 620.08 756.46 947.68 1214.11



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

      TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION.................................................... 3

   AILife.............................................................. 3
   Variable Account A.................................................. 3
   National Union Fire Insurance Company of Pittsburgh, Pa. ........... 3

SERVICES............................................................... 4

DISTRIBUTION OF THE CONTRACTS.......................................... 4

CONTRACT PROVISIONS.................................................... 5

   Variable Annuity Payments........................................... 5
   Annuity Unit Value.................................................. 5
   Net Investment Factor............................................... 5
   Misstatement of Age or Gender....................................... 6
   Evidence of Survival................................................ 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS............................. 6

   Gender neutral policies............................................. 6
   Certain Arrangements................................................ 7
   Our General Account................................................. 7

MATERIAL CONFLICTS..................................................... 7

FINANCIAL STATEMENTS................................................... 8

   Separate Account Financial Statements............................... 8
   AILife Financial Statements......................................... 8
   National Union Financial Statements................................. 8
   Incorporation of AIG Financial Information.......................... 8

INDEX TO FINANCIAL STATEMENTS.......................................... 9

 [LOGO OF AIG AMERICAN GENERAL]           American International Life Assurance
                                                            Company of New York



For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated November 20, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street
(DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

Contractsissued by:

American International Life Assurance Company of New York

80 Pine Street, New York, New York 10005
A member company of American International Group, Inc.

Group Immediate Variable Annuity

Contract Form Number 21GVIA1000 with 26GVIA1000 certificate

Available only in the State of New York

Distributed by American General Equity Services Corporation

Member NASD
A member company of American International Group, Inc.

[LOGO OF IMSA]

Membership in IMSA applies only to American International Life Assurance Company of New York and not to its products.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.



(C) 2006 American International Group, Inc. All rights reserved. ICA File No. 811-04865

                       Group Immediate Variable Annuity
                              Contract issued by
           American International Life Assurance Company of New York
                        through its Variable Account A

                  This prospectus is dated November 20, 2006

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity Contract (the "Contract"). On page 4 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 3.

The Contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The Contract is a single premium immediate variable annuity contract between you and American International Life Assurance Company of New York ("AILife") where you agree to make one Premium Payment to AILife and AILife agrees to make a stream of Annuity Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Annuity Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract has 21 investment options - 20 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your Annuity Payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic Annuity Payments will change depending on the investment performance of the mutual Funds you select. You bear the investment risk. The currently offered variable investment options are mutual Funds from AllianceBernstein Growth Funds, American Funds(R), MFS(R) Mutual Funds, OppenheimerFunds(R), Putnam Investments, and the Vanguard Variable Insurance Fund(R) ("Vanguard VIF").

See "Investment Options" on page 6 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AILife representative or from our Administrative Center as shown on page 3 of this prospectus.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                               TABLE OF CONTENTS


  DEFINITIONS.............................................................  4
  SUMMARY OF THE CONTRACT.................................................  6
     Purpose of the Annuity Contract......................................  6
     Type of Contract.....................................................  6
     Purchase of the Contract.............................................  6
     Investment Options...................................................  6
     Expenses.............................................................  7
         Sales Charge.....................................................  7
         Mortality and Expense Risk Charge................................  7
         Premium Tax Charge...............................................  7
         Other Expenses...................................................  7
     Right to Examine Period..............................................  7
     Cancellation Rights..................................................  8
     Inquiries and Contract Owner and Annuitant Information...............  8
  FEE TABLES..............................................................  8
  CONDENSED FINANCIAL INFORMATION.........................................  9
  INVESTMENT OPTIONS...................................................... 10
     Variable Investment Options.......................................... 10
     Fixed Investment Option.............................................. 13
  EXPENSES................................................................ 14
     Summary of Costs of Investing in the Contracts....................... 14
     Sales Charge......................................................... 14
     Mortality and Expense Risk Charge.................................... 14
     Statutory Premium Taxes.............................................. 15
     Income Taxes......................................................... 15
     Transfer Fee......................................................... 15
     Fund Expenses........................................................ 15
     Reduction of Certain Charges and Additional Amounts Credited......... 15
     General.............................................................. 16
  THE CONTRACT............................................................ 16
     General Description.................................................. 16
     Who Should Purchase a Contract....................................... 16
     About the Contract................................................... 17
     Purchasing a Contract................................................ 17
     Allocation of Premium................................................ 17
     Right to Examine Period.............................................. 18
     Market Timing........................................................ 18
     Fund-Rejected Transfers.............................................. 19
     Transfers Among Investment Options................................... 19
         Minimum Transfer Amount.......................................... 20
     Effective Date of Transfers Among Variable Investment Options........ 20
     Transfer Requests in Good Order...................................... 20
     Automatic Rebalancing................................................ 21
     Dollar Cost Averaging................................................ 21
     Cancellation Rights.................................................. 21
         Access To Your Money............................................. 22
         Cancellation Of The Contract..................................... 22
         Computing the Cancellation Value................................. 22
         Taxes............................................................ 23
     Rights Reserved by the Company....................................... 23
  ANNUITY PAYMENTS........................................................ 23
     Generally............................................................ 23
     Annuity Payment Options.............................................. 24
     Annuity Units........................................................ 26
     Determination of the Initial Annuity Payment......................... 26
     Impact of Annuitant's Age on Annuity Payments........................ 26
     Impact of Annuitant's Gender on Annuity Payments..................... 26
     Impact of Length of Payment Periods on Annuity Payments.............. 27


                                      2

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     Impact of Optional Cancellation Endorsement on Annuity Payments...... 27
     Determination of Subsequent Variable Annuity Payments................ 27
     Assumed Investment Return............................................ 28
  ACCESS TO YOUR MONEY.................................................... 29
     Generally............................................................ 29
     Deferment of Payments................................................ 29
  DEATH BENEFIT........................................................... 29
     Death Within Six Months of the Contract Date......................... 29
     Death Prior to Income Start Date..................................... 30
     Death of Contract Owner After the Income Start Date.................. 30
     Death of Annuitant After the Income Start Date....................... 30
     Designation of Beneficiary........................................... 31
  PERFORMANCE............................................................. 31
  TAXES................................................................... 33
     Introduction......................................................... 33
     Annuity Contracts in General......................................... 33
     Tax Treatment of Distributions - Qualified Contracts................. 33
     Distributions in General............................................. 33
     Tax Treatment of Distributions - Non-Qualified Contracts............. 36
     Non-Qualified Contracts Owned by Non-Natural Persons................. 37
     Section 1035 Exchanges............................................... 37
     Diversification and Investor Control................................. 38
     Withholding.......................................................... 38
  OTHER INFORMATION....................................................... 38
     American International Life Assurance Company of New York............ 38
     Guarantee of Insurance Obligations................................... 39
     Ownership............................................................ 40
     Voting Privileges.................................................... 40
     Distribution of the Contract......................................... 41
     Legal Proceedings.................................................... 41
  FINANCIAL STATEMENTS.................................................... 42
  APPENDIX................................................................ 43
  TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............ 53



CONTACT INFORMATION: Here is how you can contact us about the Group Immediate Variable Annuity Contracts:



 ADMINISTRATIVE CENTER:                             HOME OFFICE:
 ----------------------                 -------------------------------------
 (U.S. Mail)                            American International Life Assurance
 American International Life Assurance  Company of New York
 Company of New York                    80 Pine Street
 Group Annuity Administration           New York, New York 10005
 Department
 600 King Street (DPEN)
 Wilmington, Delaware 19801
 1-877-299-1724



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


                                  DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the Owner of the Contract, but in some circumstances the Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment Option - The method you choose to receive your stream of Annuity Payments.

Annuity Payments - The series of periodic income payments selected by the Contract Owner.

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - American International Life Assurance Company of New York, 80 Pine Street, New York, New York 10005.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Group Immediate Variable Annuity Contractholder - An entity or person who is issued a Contract for the benefit of participants in the group. These participants are referred to as "Contract Owners" in this prospectus.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references in this prospectus to "net Premium Payment" mean Your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on your Premium Payment.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions converted or rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 20 of which are offered under the Contract. Each of the 20 subaccounts invests exclusively in shares of a specific Fund. For more information, refer to the Funds' prospectuses.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Funds currently offered are:



 AllianceBernstein Large Cap Growth     American Funds(R) EuroPacific Growth
 Fund                                   Fund(R)*
 American Funds(R) AMCAP Fund*          American Funds(R) The Investment
                                        Company of America(R)*
 American Funds(R) The Bond Fund of     American Funds(R) The New Economy
 AmericaSM*                             Fund(R)*
 American Funds(R) Capital World        American Funds(R) SMALLCAP World
 Growth and Income Fund(R)*             Fund(R)*

 American Funds(R) Washington Mutual    Putnam Discovery Growth Fund
 Investors Fund/SM/
 MFS(R) Emerging Growth Fund            The Putnam Fund for Growth and Income
 MFS(R) New Discovery Fund*             Putnam Health Sciences Trust
 MFS(R) Research Fund                   Putnam International Capital
                                        Opportunities Fund
 Oppenheimer International Bond Fund    Putnam Voyager Fund
 Oppenheimer Strategic Income Fund      Vanguard VIF Money Market Portfolio



* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this Contract.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, variable Annuity Payments. The amount of your variable Annuity Payments will increase or decrease depending on the investment performance of the subaccount(s) you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

Expenses

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a Premium Tax charge for your Premium Payment made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Examine Period

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

Cancellation Rights

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the Contracts, contact us at the Administrative
  Center shown on page 3.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.



                            Maximum Contract Owner
                             Transaction Expenses
                            ----------------------
            Charge                                  Amount
            ------              ----------------------------------------------

 Sales Load Imposed on                          4% of premium
 Purchases (as a percentage of
 purchase payments)

 Transfer Fee                                  $10 per transfer
                                (There is no charge for the first 12 transfers each Contract year; thereafter, we reserve the right to charge a fee of $10 per transfer.)

 Statutory Premium Taxes -                    0 - 1% of premium
 Qualified Contracts

 Statutory Premium Taxes -                   0 - 3.5% of premium
 Non-Qualified Contracts

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



                       Variable Account Annual Expenses
                  (as a percentage of average account value)
                  ------------------------------------------
                                Charge                       Amount
                                ------                       ------
            Maximum Mortality and Expense Risk Fees          1.25%

            Total Variable Account Annual Expenses           1.25%



The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.



                         Annual Fund Fees and Expenses
           (as a percentage of average daily variable account value)
           ---------------------------------------------------------
                            Charge                           Maximum Minimum
                            ------                           ------- -------
    Total Annual Fund Operating Expenses (expenses that are   1.65%   0.15%
    deducted from Fund assets include management fees, distribution (12b-1) fees, and other expenses)/1/



Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

1 Currently 9 of the Funds have contractual reimbursements or fee waivers.
  These reimbursements or waivers will last expire no later than April 30, 2007. The impact of contractual reimbursements or fee waivers is as follows:



                            Charge                       Maximum Minimum
                            ------                       ------- -------
        Total Annual Fund Operating Expenses for all of   1.65%   0.15%
          the Funds After Contractual Reimbursement or
          Fee Waiver



                        CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2005, there were no outstanding accumulation units.

                              INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each Fund is a mutual fund registered with the SEC. The Funds' investment advisers may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the prospectus for each of the Funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the Contract. There is no assurance that any of these Funds will achieve its stated objectives.

AllianceBernstein

AllianceBernstein Large Cap Growth Fund - seeks long-term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is AllianceBernstein, L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual Funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these Funds and other Funds including those in The American Funds Group.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this Contract.)

MFS Research Fund - seeks long-term growth of capital and future income. The fund invests at least 80% of its net assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long-term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The Funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The Funds are managed by OppenheimerFunds, Inc.

Putnam Funds

Putnam Discovery Growth Fund - seeks long-term growth of capital. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Capital Opportunities Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are managed by Putnam Investment Management, LLC.

Vanguard VIF

Vanguard VIF Money Market Portfolio - seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

The Portfolio is managed by The Vanguard Group(R), Inc.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                   EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

Summary of Costs of Investing in the Contracts

  .   Maximum sales loads or sales charges: 4.00% of premium

  .   No annual Contract maintenance charge

  . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10 per transfer after the first 12 transfers in a Contract year)

  .   Maximum Annual Mortality and Expense Risk Charge: 1.25%

  . Fees and expenses paid by the Funds which ranged from 0.15% to 1.65% in the fiscal year ended December 31, 2005

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AILife receives the sales charge to cover sales expenses, including commissions.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%.

The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Statutory Premium Taxes

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. The state of New York currently imposes no Statutory Premium Taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Transfer Fee

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

  .   the size and nature of the group;

  .   the total amount of premium we expect to receive from the group;

  . any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                 THE CONTRACT

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with your Premium Payment. You may also transfer assets from an existing investment or insurance product.

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment within two business days. We will consider your application properly completed when:

       1. you have provided all the information requested on the application form;

       2. we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

       3. we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

Right to Examine Period

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to the Administrative Center address shown on page 3, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

  . The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

  . dilution in the value of Fund shares underlying investment options of other Contract Owners;

  .   interference with the efficient management of the Fund's portfolio; and

  .   increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

  . an exchange out of a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

  . an exchange into a variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

  . exchanges into or out of the same variable investment option, other than the Vanguard VIF Money Market Portfolio investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend your same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. Your first violation of this policy will result in the suspension of your Contract transfer privileges for ninety days. Any subsequent violations of this policy will result in the suspension of your Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, you may incur a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of your Premium Payment among investment options to provide variable and/or fixed Annuity Payments can be changed by transfers of Fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

       (A)The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

       (B)The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

       (C)The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Transfer Requests in Good Order

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is cancelled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29/th/, 30/th/, or 31/st/) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15/th/, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15/th/, occur next on April 15/th/, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Dollar Cost Averaging

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Cancellation Rights

You may have the right to cancel your Contract if your Group Immediate Variable Annuity Contractholder has made the right available to you, and your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

The Contract is designed to meet long-term financial goals and is not suitable as a short-term investment. If you are concerned that you may need to cancel the Contract within six months, you should consider selecting the Cancellation Endorsement for your Contract. However, since selecting the Cancellation Endorsement will lower your Annuity Payments, if you do not anticipate a need to cancel your Contract, you should not select the Cancellation Endorsement.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six
(6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

  . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

  . Fixed Annuity Payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Rights Reserved by the Company

The Company reserves the following rights to:

  .   Reflect a change in the variable account or any subaccount thereunder;

  .   Create new variable accounts;

  . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

  . Transfer any assets in any subaccount in the variable account with another variable account;

  . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

  . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

  . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

  . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

  .   Make any changes to comply with the rules of any Fund.

                               ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91/st/ birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

  . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

  . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

  . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

  . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

  . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

  . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

  .   Option 1 - Life Annuity

      Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

  .   Option 2 - Life Annuity With A Guaranteed Number of Years

      Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

  .   Option 3 - Joint and Survivor Annuity

      Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

  .   Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

      Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

  . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

  . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first Annuity Payment:

  . the portion of the premium allocated to provide variable Annuity Payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

  . the portion of the Premium Payment allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

  .   the age and gender of the Annuitant (and Joint Annuitant, if any);

  .   the Annuity Payment Option selected;

  .   the frequency of Annuity Payments;

  .   the deduction of applicable Premium Taxes; and

  .   the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Impact of Optional Cancellation Endorsement on Annuity Payments

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose after the net investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

  .   If value is transferred from one investment option to another.

  . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the

      Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

  . If you allocated a portion of your premium to variable annuity income, then you invested this premium into the annuity investment options available and selected an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

  . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

  . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your

      Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

  . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

  . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                             ACCESS TO YOUR MONEY

Generally

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Under certain Annuity Payment Options, surrenders may be permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

  .   the NYSE is closed other than weekend and holiday closings;

  .   trading on the NYSE is restricted;

  . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

  .   the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

Death Within Six Months of the Contract Date

If your Group Immediate Variable Annuity Contractholder has made the cancellation right available to you, your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of

80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

  . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

  . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note:
If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Contract Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.


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


The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

  .   Annuity Payment Option 3 - Joint and Survivor Annuity; or

  . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

  .   Annuity Payment Option 1 - Life Annuity; or

  .   Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

  .   Individual Retirement Annuities;

  . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

  .   Keogh Plans; and

  . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions in General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments, upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

  . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

  .   where the taxpayer is age 59 1/2 or older;

  .   where payment is made on account of death;

  .   where the payment is made on account of the taxpayer's disability;

  . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

  .   in some cases, upon separation from service on or after age 55; or

  .   certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.



Example: Individual A is age 57 1/2 when he begins to receive annual Annuity
         Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax in general does not apply where:

  .   the taxpayer is age 59 1/2 or older;

  .   the payment is made on account of death;

  .   the payment is made on account of the taxpayer's disability;

  . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

  . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

  .   or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.



 Example: Individual A is age 57 1/2 when he begins to receive annual Annuity
          Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.



Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 600 King Street
(DPEN), Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AILife. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the fixed investment option. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AILife expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of American International Group, Inc. and an affiliate of AILife.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the Contract Owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Privileges

We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Variable Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to Funds allocated to the fixed investment option.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

American International Life Assurance Company of New York may pay commissions of no more than 4% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

On February 9, 2006, AIG, the parent company and an affiliated person of AILife, the variable account and its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AILife, the variable account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AILife, the variable account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

The Financial Statements of AILife, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street (DPEN), Wilmington, Delaware, 19801, Attn:
Group Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.79%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.79%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 1.04% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 1.04%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.04% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.29%. The following tables include one set of illustrations showing Annuity Payments without the optional Cancellation Endorsement and one set of illustrations showing Annuity Payments with the optional Cancellation Endorsement.

Two sets of tables follow - one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant Assumed Investment Returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $667.20

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $569.21

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               Monthly Payments
                      With an Assumed Rate of Return of:



                                                  Gross
                            ------------------------------------------------
                              0.00%   5.79%   6.00%   8.00%   10.00%   12.00%
  Payment Calendar Attained ------  ------  ------  ------  -------  -------
   Year     Year     Year                          Net
  ------- -------- -------- ------------------------------------------------
                             -2.29%   3.50%   3.71%   5.71%    7.71%    9.71%
    1       2006      65    569.21  569.21  569.21  569.21   569.21   569.21
    2       2007      66    537.37  569.21  570.36  581.36   592.36   603.36
    3       2008      67    507.31  569.21  571.52  593.78   616.46   639.56
    4       2009      68    478.93  569.21  572.68  606.46   641.53   677.94
    5       2010      69    452.13  569.21  573.84  619.41   667.63   718.61
    10      2015      74    339.05  569.21  579.69  688.42   814.92   961.67
    15      2020      79    254.25  569.21  585.59  765.13   994.70  1286.93
    20      2025      84    190.65  569.21  591.56  850.38  1214.14  1722.20



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $667.20

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $333.60. The monthly guaranteed payment of $333.60 is being provided by the $50,000 applied under the fixed Annuity Payment Option.



                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                  Gross
                             -----------------------------------------------
                               0.00%   5.79%   6.00%   8.00%  10.00%   12.00%
   Payment Calendar Attained ------  ------  ------  ------  ------  -------
    Year     Year     Year                         Net
   ------- -------- -------- -----------------------------------------------
                              -2.29%   3.50%   3.71%   5.71%   7.71%    9.71%
                             ------  ------  ------  ------  ------  -------
     1       2006      65    618.21  618.21  618.21  618.21  618.21   618.21
     2       2007      66    602.28  618.21  618.78  624.28  629.78   635.28
     3       2008      67    587.25  618.21  619.36  630.49  641.83   653.38
     4       2009      68    573.06  618.21  619.94  636.83  654.37   672.57
     5       2010      69    559.67  618.21  620.52  643.30  667.41   692.91
     10      2015      74    503.12  618.21  623.44  677.81  741.06   814.43
     15      2020      79    460.72  618.21  626.40  716.16  830.95   977.06
     20      2025      84    428.93  618.21  629.38  758.79  940.67  1194.70



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $625.58

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $527.32

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.



                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                            ------------------------------------------------
                              0.00%   5.79%   6.00%   8.00%   10.00%   12.00%
  Payment Calendar Attained ------  ------  ------  ------  -------  -------
   Year     Year     Year                          Net
  ------- -------- -------- ------------------------------------------------
                             -2.29%   3.50%   3.71%   5.71%    7.71%    9.71%
                            ------  ------  ------  ------  -------  -------
    1       2006      65    527.32  527.32  527.32  527.32   527.32   527.32
    2       2007      66    497.82  527.32  528.39  538.58   548.77   558.96
    3       2008      67    469.97  527.32  529.46  550.08   571.09   592.50
    4       2009      68    443.68  527.32  530.54  561.83   594.32   628.05
    5       2010      69    418.86  527.32  531.61  573.82   618.50   665.73
    10      2015      74    314.10  527.32  537.03  637.76   754.95   890.90
    15      2020      79    235.54  527.32  542.50  708.82   921.50  1192.22
    20      2025      84    176.62  527.32  548.02  787.79  1124.79  1595.46



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $625.58

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $312.79. The monthly guaranteed payment of $312.79 is being provided by the $50,000 applied under the fixed Annuity Payment Option.



                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                  Gross
                             -----------------------------------------------
                               0.00%   5.79%   6.00%   8.00%  10.00%   12.00%
   Payment Calendar Attained ------  ------  ------  ------  ------  -------
    Year     Year     Year                         Net
   ------- -------- -------- -----------------------------------------------
                              -2.29%   3.50%   3.71%   5.71%   7.71%    9.71%
                             ------  ------  ------  ------  ------  -------
     1       2006      65    576.45  576.45  576.45  576.45  576.45   576.45
     2       2007      66    561.70  576.45  576.98  582.08  587.17   592.27
     3       2008      67    547.78  576.45  577.52  587.83  598.34   609.04
     4       2009      68    534.63  576.45  578.06  593.70  609.95   626.81
     5       2010      69    522.22  576.45  578.60  599.70  622.04   645.65
     10      2015      74    469.84  576.45  581.30  631.67  690.26   758.24
     15      2020      79    430.56  576.45  584.04  667.20  773.54   908.90
     20      2025      84    401.10  576.45  586.80  706.69  875.19  1110.52



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $651.61

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $567.30

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.



                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                            ------------------------------------------------
                              0.00%   5.79%   6.00%   8.00%   10.00%   12.00%
  Payment Calendar Attained ------  ------  ------  ------  -------  -------
   Year     Year     Year                          Net
  ------- -------- -------- ------------------------------------------------
                             -2.29%   3.50%   3.71%   5.71%    7.71%    9.71%
                            ------  ------  ------  ------  -------  -------
    1       2006      65    567.30  567.30  567.30  567.30   567.30   567.30
    2       2007      66    535.56  567.30  568.45  579.41   590.38   601.34
    3       2008      67    505.60  567.30  569.60  591.79   614.39   637.42
    4       2009      68    477.32  567.30  570.76  604.42   639.38   675.66
    5       2010      69    450.62  567.30  571.92  617.33   665.39   716.20
    10      2015      74    337.91  567.30  577.74  686.11   812.18   958.44
    15      2020      79    253.39  567.30  583.63  762.56   991.36  1282.61
    20      2025      84    190.01  567.30  589.57  847.52  1210.07  1716.42



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $651.61

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $325.81. The monthly guaranteed payment of $325.81 is being provided by the $50,000 applied under the fixed Annuity Payment Option.



                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                  Gross
                             -----------------------------------------------
                               0.00%   5.79%   6.00%   8.00%  10.00%   12.00%
   Payment Calendar Attained ------  ------  ------  ------  ------  -------
    Year     Year     Year                         Net
   ------- -------- -------- -----------------------------------------------
                              -2.29%   3.50%   3.71%   5.71%   7.71%    9.71%
                             ------  ------  ------  ------  ------  -------
     1       2006      65    609.46  609.46  609.46  609.46  609.46   609.46
     2       2007      66    593.59  609.46  610.03  615.51  620.99   626.47
     3       2008      67    578.61  609.46  610.61  621.70  633.00   644.51
     4       2009      68    564.46  609.46  611.19  628.02  645.50   663.64
     5       2010      69    551.11  609.46  611.76  634.47  658.50   683.91
     10      2015      74    494.76  609.46  614.68  668.86  731.90   805.03
     15      2020      79    452.50  609.46  617.62  707.08  821.49   967.11
     20      2025      84    420.81  609.46  620.59  749.57  930.84  1184.02



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $611.26

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Variable monthly Annuity Payment on the date of the illustration: $525.80

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.



                               Monthly Payments
                      With an Assumed Rate of Return of:

                                                  Gross
                            ------------------------------------------------
                              0.00%   5.79%   6.00%   8.00%   10.00%   12.00%
  Payment Calendar Attained ------  ------  ------  ------  -------  -------
   Year     Year     Year                          Net
  ------- -------- -------- ------------------------------------------------
                             -2.29%   3.50%   3.71%   5.71%    7.71%    9.71%
                            ------  ------  ------  ------  -------  -------
    1       2006      65    525.80  525.80  525.80  525.80   525.80   525.80
    2       2007      66    496.39  525.80  526.87  537.03   547.19   557.35
    3       2008      67    468.62  525.80  527.94  548.49   569.45   590.79
    4       2009      68    442.40  525.80  529.01  560.21   592.61   626.24
    5       2010      69    417.65  525.80  530.08  572.17   616.71   663.81
    10      2015      74    313.19  525.80  535.48  635.92   752.77   888.33
    15      2020      79    234.86  525.80  540.93  706.77   918.84  1188.78
    20      2025      84    176.11  525.80  546.44  785.52  1121.55  1590.86



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $611.26

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $305.63. The monthly guaranteed payment of $305.63 is being provided by the $50,000 applied under the fixed Annuity Payment Option.



                                Monthly Payments
                       With an Assumed Rate of Return of:

                                                  Gross
                             -----------------------------------------------
                               0.00%   5.79%   6.00%   8.00%  10.00%   12.00%
   Payment Calendar Attained ------  ------  ------  ------  ------  -------
    Year     Year     Year                         Net
   ------- -------- -------- -----------------------------------------------
                              -2.29%   3.50%   3.71%   5.71%   7.71%    9.71%
                             ------  ------  ------  ------  ------  -------
     1       2006      65    568.53  568.53  568.53  568.53  568.53   568.53
     2       2007      66    553.82  568.53  569.06  574.14  579.22   584.30
     3       2008      67    539.94  568.53  569.60  579.88  590.35   601.02
     4       2009      68    526.83  568.53  570.13  585.73  601.93   618.75
     5       2010      69    514.46  568.53  570.67  591.71  613.99   637.54
     10      2015      74    462.23  568.53  573.37  623.59  682.01   749.79
     15      2020      79    423.06  568.53  576.10  659.02  765.05   900.02
     20      2025      84    393.69  568.53  578.85  698.39  866.40  1101.06



The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the Funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Annuity Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the Funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

      TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION.................................................... 3

   AILife.............................................................. 3
   Variable Account A.................................................. 3
   National Union Fire Insurance Company of Pittsburgh, Pa. ........... 3

SERVICES............................................................... 4

DISTRIBUTION OF THE CONTRACTS.......................................... 4

CONTRACT PROVISIONS.................................................... 5

   Variable Annuity Payments........................................... 5
   Annuity Unit Value.................................................. 5
   Net Investment Factor............................................... 5
   Misstatement of Age or Gender....................................... 6
   Evidence of Survival................................................ 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS............................. 6

   Gender neutral policies............................................. 6
   Certain Arrangements................................................ 7
   Our General Account................................................. 7

MATERIAL CONFLICTS..................................................... 7

FINANCIAL STATEMENTS................................................... 8

   Separate Account Financial Statements............................... 8
   AILife Financial Statements......................................... 8
   National Union Financial Statements................................. 8
   Incorporation of AIG Financial Information.......................... 8

INDEX TO FINANCIAL STATEMENTS.......................................... 9

    [LOGO OF AIG AMERICAN GENERAL]       American International Life Assurance
                                                           Company of New York



For additional information about the Group Immediate Variable Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the "SAI"), dated November 20, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street
(DPEN), Wilmington, Delaware 19801, Attention: Group Annuity Administration Department, or call us at 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Group Immediate Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.

Contracts issued by:
American International Life Assurance Company of New York
A member company of American International Group, Inc.
80 Pine Street, New York, New York 10005

Group Immediate Variable Annuity
Contract Form Number 21GVIA1000 with 26GVIA1000 certificate

Available only in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

[LOGO OF IMSA]

Membership in IMSA applies only
to American International Life
Assurance Company of New York
and not to its products.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

(C) 2006 American International Group, Inc. All rights reserved. ICA File No. 811-04865

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT A

                   GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                    GROUP ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED NOVEMBER 20, 2006

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A (the "Separate Account" or "Variable Account A") dated November 20, 2006, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact American International Life Assurance Company of New York ("AILife") at the address or telephone number given above. Each term used in this SAI has the same meaning as is defined in the Contract prospectus.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................ 3

   AILife.................................................................. 3
   Variable Account A...................................................... 3
   National Union Fire Insurance Company of Pittsburgh, Pa. ............... 3

SERVICES................................................................... 4

DISTRIBUTION OF THE CONTRACTS.............................................. 4

CONTRACT PROVISIONS........................................................ 5

   Variable Annuity Payments............................................... 5
   Annuity Unit Value...................................................... 5
   Net Investment Factor................................................... 5
   Misstatement of Age or Gender........................................... 6
   Evidence of Survival.................................................... 6

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 6

   Gender neutral policies................................................. 6
   Certain Arrangements.................................................... 7
   Our General Account..................................................... 7

MATERIAL CONFLICTS......................................................... 7

FINANCIAL STATEMENTS....................................................... 8

   Separate Account Financial Statements................................... 8
   AILife Financial Statements............................................. 8
   National Union Financial Statements..................................... 8
   Incorporation of AIG Financial Information.............................. 8

INDEX TO FINANCIAL STATEMENTS.............................................. 9

                              GENERAL INFORMATION

AILife

   We are American International Life Assurance Company of New York ("AILife"). AILife is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AILife is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AILife and its affiliates. The commitments under the Contracts are AILife's, and AIG has no legal obligation to back those commitments.

   AILife is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AILife's membership in IMSA applies only to AILife and not its products.

Variable Account A

   We hold the Fund shares in the subaccounts of Variable Account A in which any of your single premium payment is invested. Variable Account A is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account A is divided into 122 separate subaccounts, not all of which are available under the Contracts offered by the Contract prospectuses as variable investment options. The subaccounts may be offered under other AILife contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

   The assets in Variable Account A are our property. The assets in the Separate Account may not be used to pay any liabilities of AILife other than those arising from the Contracts. AILife is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

   National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AILife.

                                   SERVICES

   AILife and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AILife and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AILife paid AIG for these services $1,499,658, $1,334,552 and $2,715,940, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AILife's expenses and allocating these charges back to AILife. Previously, most of these expenses, such as payroll expenses, were paid by AILife directly. AILife, AGLC and AIG are parties to a services agreement. AILife and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AILife and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AILife paid AGLC for these services $12,641,325, $12,339,355 and $8,300,434, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AILife, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AILife. AGESC also acts as principal underwriter for AILife's other separate accounts and for the separate accounts of certain AILife affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   For certain Groups, the Contracts will be offered directly to participants and AILife may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

   Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AILife. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AILife, or
(2) other broker-dealer firms, which are not affiliated with AILife. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   When AILife compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

   AILife has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus.

                              CONTRACT PROVISIONS

Variable Annuity Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first portfolio shares were purchased for the Contracts. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

   (b)   is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

   (a) is equal to:

        (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

        (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

        (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

   (b) is equal to:

        (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

        (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

   (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract Owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.14% to 1.93% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract Owners.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AILife, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an underlying Fund changes; or

   . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AILife. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AILife Financial Statements

   The balance sheets of AILife at December 31, 2005 and 2004 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

   The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Incorporation of AIG Financial Information

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K/A for the year ended December 31, 2005, File No. 001-08787, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AILife that we include in this SAI primarily as bearing on the ability of AILife to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.

                                                                        Page
                                                                      ---------
I. Variable Account A 2005 Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... VA A - 1
Statement of Net Assets as of December 31, 2005...................... VA A - 2
Statement of Operations for the year ended December 31, 2005......... VA A - 4
Statement of Changes in Net Assets for the years ended December 31,
  2005 and 2004...................................................... VA A - 6
Notes to Financial Statements........................................ VA A - 24

                                                                        Page
                                                                      ---------
II. AILife 2005 Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm....................................................   F - 2
Balance Sheets as of December 31, 2005 and 2004......................   F - 3
Statements of Income for the years ended December 31, 2005, 2004 and
  2003...............................................................   F - 5
Statements of Shareholder's Equity for the years ended December 31,
  2005, 2004 and 2003................................................   F - 6
Statements of Cash Flows for the years ended December 31, 2005, 2004
  and 2003...........................................................   F - 7
Statements of Comprehensive Income for the years ended December 31,
  2005, 2004 and 2003................................................   F - 8
Notes to Financial Statements........................................   F - 9

                                                                        Page
                                                                      ---------
III. National Union Financial Statements (Statutory Basis)

Report of PricewaterhouseCoopers LLP, Independent Auditors...........     2
Statements of Admitted Assets (Statutory Basis) as of December 31,
  2005 and 2004......................................................     3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as
  of December 31, 2005 and 2004......................................     4
Statements of Income and Changes in Capital and Surplus (Statutory
  Basis) for the years ended December 31, 2005 and 2004..............     5
Statements of Cash Flow (Statutory Basis) for the years ended
  December 31, 2005 and 2004.........................................     6
Notes to Statutory Basis Financial Statements........................     7

[LOGO] AIG AMERICAN GENERAL

                                                             Variable Account A
                                                               Variable Annuity

                                                                           2005
                                                                  Annual Report

                                                              December 31, 2005

                      American International Life Assurance Company of New York
                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002 - 5678
Telephone (713) 356 - 4000
Facsimile (713) 356 - 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American International Life Assurance Company of New York and Contract Owners of American International Life Assurance Company of New York Variable Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account A (the "Separate Account") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 5, 2006

                                   VA A - 1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS
December 31, 2005

                                                        Due from (to)
                                                           American                                          Net assets
                                                      International Life             Contract   Contract   attributable to
                                        Investment        Assurance                  owners -   owners -      contract
                                      securities - at     Company of                 annuity  accumulation      owner
Sub-accounts                            fair value         New York      Net Assets  reserves   reserves      reserves
------------------------------------- --------------- ------------------ ----------- -------- ------------ ---------------
AIM V.I. Capital Appreciation Fund -
  Series I                              $   299,808         $   --       $   299,808 $    --  $   299,808    $   299,808
AIM V.I. International Growth Fund -
  Series I                                  180,306             --           180,306      --      180,306        180,306
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                                 4,140,523             --         4,140,523      --    4,140,523      4,140,523
AllianceBernstein Global Bond
  Portfolio - Class A                     1,237,545             --         1,237,545  11,065    1,226,480      1,237,545
AllianceBernstein Global Dollar
  Government Portfolio - Class A          2,383,888             --         2,383,888      --    2,383,888      2,383,888
AllianceBernstein Global Technology
  Portfolio - Class A                    10,560,248             --        10,560,248      --   10,560,248     10,560,248
AllianceBernstein Global Technology
  Portfolio - Class B                     1,590,935             --         1,590,935      --    1,590,935      1,590,935
AllianceBernstein Growth and Income
  Portfolio - Class A                    28,003,324             --        28,003,324  18,284   27,985,040     28,003,324
AllianceBernstein Growth and Income
  Portfolio - Class B                    10,393,153             --        10,393,153  24,168   10,368,985     10,393,153
AllianceBernstein Growth Portfolio -
  Class A                                15,730,708             --        15,730,708      --   15,730,708     15,730,708
AllianceBernstein Growth Portfolio -
  Class B                                 3,390,138             --         3,390,138      --    3,390,138      3,390,138
AllianceBernstein High Yield
  Portfolio - Class A                     2,951,178             --         2,951,178   5,536    2,945,642      2,951,178
AllianceBernstein International
  Portfolio - Class A                     5,837,860             (1)        5,837,859      --    5,837,859      5,837,859
AllianceBernstein International
  Value Portfolio - Class A               2,274,889             --         2,274,889      --    2,274,889      2,274,889
AllianceBernstein Large Cap Growth
  Portfolio - Class A                    20,376,613             (1)       20,376,612  11,639   20,364,973     20,376,612
AllianceBernstein Large Cap Growth
  Portfolio - Class B                     3,615,710             --         3,615,710      --    3,615,710      3,615,710
AllianceBernstein Money Market
  Portfolio - Class A                     2,635,150          6,963         2,642,113      --    2,642,113      2,642,113
AllianceBernstein Money Market
  Portfolio - Class B                     2,091,841          4,508         2,096,349      --    2,096,349      2,096,349
AllianceBernstein Real Estate
  Investment Portfolio - Class A          4,702,204             --         4,702,204   5,258    4,696,946      4,702,204
AllianceBernstein Small Cap Growth
  Portfolio - Class A                     5,198,091             --         5,198,091   8,288    5,189,803      5,198,091
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A               5,102,466             --         5,102,466      --    5,102,466      5,102,466
AllianceBernstein Total Return
  Portfolio - Class A                    11,479,967              1        11,479,968  30,649   11,449,319     11,479,968
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class A                     8,850,373             --         8,850,373  37,122    8,813,251      8,850,373
AllianceBernstein U.S.
  Government/High Grade Securities
  Portfolio - Class B                       149,163             --           149,163      --      149,163        149,163
AllianceBernstein Utility Income
  Portfolio - Class A                     4,125,857             --         4,125,857      --    4,125,857      4,125,857
AllianceBernstein Value Portfolio -
  Class B                                 4,842,807             --         4,842,807      --    4,842,807      4,842,807
AllianceBernstein Worldwide
  Privatization Portfolio - Class A       5,210,136             --         5,210,136   5,905    5,204,231      5,210,136
Delaware VIP Balanced Series -
  Standard class                            121,845             --           121,845      --      121,845        121,845
Delaware VIP Capital Reserves Series
  - Standard class                          229,857            261           230,118      --      230,118        230,118
Delaware VIP Cash Reserves Series -
  Standard class                            114,521            125           114,646      --      114,646        114,646
Delaware VIP Growth Opportunities
  Series - Standard class                   596,031             (1)          596,030      --      596,030        596,030
Delaware VIP High Yield Series -
  Standard class                             46,184             --            46,184      --       46,184         46,184
Delaware VIP Value Series - Standard
  class                                   1,477,150             --         1,477,150      --    1,477,150      1,477,150
Dreyfus Stock Index Fund, Inc. -
  Initial shares                          1,417,053             (1)        1,417,052      --    1,417,052      1,417,052
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                113,631             --           113,631      --      113,631        113,631
Fidelity VIP Asset Manager Portfolio
  - Initial Class                           441,208             --           441,208      --      441,208        441,208
Fidelity VIP Contrafund Portfolio -
  Initial Class                             729,281             --           729,281      --      729,281        729,281
Fidelity VIP Growth Portfolio -
  Initial Class                           1,351,432             --         1,351,432      --    1,351,432      1,351,432
Fidelity VIP High Income Portfolio -
  Initial Class                              85,918             --            85,918      --       85,918         85,918
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                 203,834             --           203,834      --      203,834        203,834
Fidelity VIP Money Market Portfolio
  - Initial Class                         1,359,907             --         1,359,907      --    1,359,907      1,359,907
Fidelity VIP Overseas Portfolio -
  Initial Class                              86,171             --            86,171      --       86,171         86,171
Mercury Basic Value V.I. Fund -
  Class I                                   100,332             --           100,332      --      100,332        100,332
Mercury Core Bond V.I. Fund - Class I        69,948            253            70,201      --       70,201         70,201
Mercury Global Allocation V.I. Fund
  - Class I                                  67,764             --            67,764      --       67,764         67,764
Mercury Global Growth V.I. Fund -
  Class I                                    16,286             (1)           16,285      --       16,285         16,285
Mercury High Current Income V.I.
  Fund - Class I                             43,995            267            44,262      --       44,262         44,262
Mercury International Value V.I.
  Fund - Class I                             31,337             --            31,337      --       31,337         31,337
Mercury Large Cap Core V.I. Fund -
  Class I                                    21,762             --            21,762      --       21,762         21,762

                            See accompanying notes.

                                   VA A - 2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2005

                                                        Due from (to)
                                                           American                                        Net assets
                                                      International Life            Contract   Contract   attributable
                                        Investment        Assurance                 owners -   owners -   to contract
                                      securities - at     Company of                annuity  accumulation    owner
Sub-accounts                            fair value         New York      Net Assets reserves   reserves     reserves
------------------------------------- --------------- ------------------ ---------- -------- ------------ ------------
UBS U.S. Allocation Portfolio            $178,111            $--          $178,111  $     --   $178,111     $178,111
Van Eck Worldwide Emerging Markets
  Fund                                     89,095             --            89,095        --     89,095       89,095
Van Eck Worldwide Hard Assets Fund         79,437             --            79,437        --     79,437       79,437
Vanguard Dividend Growth Fund              24,566             --            24,566    24,566         --       24,566
Vanguard LifeStrategy Income Fund          47,736             --            47,736    47,736         --       47,736
Vanguard VIF Balanced Portfolio           207,148             (1)          207,147   207,147         --      207,147
Vanguard VIF Capital Growth Portfolio      31,232             --            31,232    31,232         --       31,232
Vanguard VIF Diversified Value
  Portfolio                                56,153             --            56,153    56,153         --       56,153
Vanguard VIF Equity Income Portfolio       58,214             --            58,214    58,214         --       58,214
Vanguard VIF Equity Index Portfolio        24,616             --            24,616    24,616         --       24,616
Vanguard VIF Growth Portfolio              37,329             --            37,329    37,329         --       37,329
Vanguard VIF High Yield Bond
  Portfolio                                23,791             --            23,791    23,791         --       23,791
Vanguard VIF International Portfolio      122,203             --           122,203   122,203         --      122,203
Vanguard VIF Mid-Cap Index Portfolio      130,462             --           130,462   130,462         --      130,462
Vanguard VIF Money Market Portfolio        10,827             (1)           10,826    10,826         --       10,826
Vanguard VIF REIT Index Portfolio         115,128             --           115,128   115,128         --      115,128
Vanguard VIF Short-Term
  Investment-Grade Portfolio                5,060              1             5,061     5,061         --        5,061
Vanguard VIF Small Company Growth
  Portfolio                                62,609             (1)           62,608    62,608         --       62,608
Vanguard VIF Total Bond Market Index
  Portfolio                               154,324             --           154,324   154,324         --      154,324
Vanguard VIF Total Stock Market
  Index Portfolio                         206,927             (1)          206,926   206,926         --      206,926

                            See accompanying notes.

                                   VA A - 3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

                                   A           B            A+B=C          D             E             F           C+D+E+F

                                                                                                 Net change in
                                         Mortality and                                             unrealized      Increase
                               Dividends  expense risk                Net realized Capital gain   appreciation  (decrease) in
                                 from         and            Net      gain (loss)  distributions (depreciation)   net assets
                                mutual   administrative  investment        on       from mutual        of       resulting from
Sub-accounts                     funds      charges     income (loss) investments      funds      investments     operations
-----------------------------  --------- -------------- ------------- ------------ ------------- -------------- --------------
AIM V.I. Capital Appreciation
  Fund - Series I              $    183    $  (4,336)     $  (4,153)  $   (17,642)   $     --      $   43,831     $   22,036
AIM V.I. International Growth
  Fund - Series I                 1,107       (2,309)        (1,202)       (3,908)         --          30,023         24,913
AllianceBernstein Americas
  Government Income Portfolio
  - Class A                     267,787      (54,630)       213,157        72,907          --         (16,392)       269,672
AllianceBernstein Global Bond
  Portfolio - Class A           146,532      (21,615)       124,917       (48,981)     18,690        (240,003)      (145,377)
AllianceBernstein Global
  Dollar Government Portfolio
  - Class A                     146,219      (33,664)       112,555        88,622     110,814        (125,728)       186,263
AllianceBernstein Global
  Technology Portfolio -
  Class A                            --     (152,195)      (152,195)   (2,504,405)         --       2,796,107        139,507
AllianceBernstein Global
  Technology Portfolio -
  Class B                            --      (21,450)       (21,450)      (12,752)         --          63,885         29,683
AllianceBernstein Growth and
  Income Portfolio - Class A    440,001     (415,602)        24,399       588,329          --         323,054        935,782
AllianceBernstein Growth and
  Income Portfolio - Class B    138,996     (148,426)        (9,430)      168,864          --         181,188        340,622
AllianceBernstein Growth
  Portfolio - Class A                --     (217,260)      (217,260)   (1,081,656)         --       2,754,538      1,455,622
AllianceBernstein Growth
  Portfolio - Class B                --      (46,039)       (46,039)      121,975          --         269,091        345,027
AllianceBernstein High Yield
  Portfolio - Class A           245,719      (40,727)       204,992       107,693          --        (305,848)         6,837
AllianceBernstein
  International Portfolio -
  Class A                        27,666      (77,099)       (49,433)      492,131          --         459,350        902,048
AllianceBernstein
  International Value
  Portfolio - Class A            11,891      (28,115)       (16,224)      219,197      32,326          68,402        303,701
AllianceBernstein Large Cap
  Growth Portfolio - Class A         --     (281,335)      (281,335)   (1,793,993)         --       4,513,915      2,438,587
AllianceBernstein Large Cap
  Growth Portfolio - Class B         --      (48,399)       (48,399)      120,264          --         348,106        419,971
AllianceBernstein Money
  Market Portfolio - Class A     67,729      (41,695)        26,034            --          --              --         26,034
AllianceBernstein Money
  Market Portfolio - Class B     47,060      (32,620)        14,440            --          --              --         14,440
AllianceBernstein Real Estate
  Investment Portfolio -
  Class A                       154,110      (66,130)        87,980       428,691     491,281        (550,071)       457,881
AllianceBernstein Small Cap
  Growth Portfolio - Class A         --      (72,171)       (72,171)      (78,723)         --         286,132        135,238
AllianceBernstein Small/Mid
  Cap Value Portfolio - Class
  A                              33,406      (65,359)       (31,953)      190,784     201,775         (88,041)       272,565
AllianceBernstein Total
  Return Portfolio - Class A    303,804     (165,104)       138,700       105,164          --          43,666        287,530
AllianceBernstein U.S.
  Government/ High Grade
  Securities Portfolio -
  Class A                       276,614     (131,479)       145,135         6,314     262,055        (360,861)        52,643
AllianceBernstein U.S.
  Government/ High Grade
  Securities Portfolio -
  Class B                         4,164       (2,139)         2,025           173       4,289          (5,975)           512
AllianceBernstein Utility
  Income Portfolio - Class A     86,900      (57,682)        29,218       (20,011)         --         547,540        556,747
AllianceBernstein Value
  Portfolio - Class B            62,344      (69,215)        (6,871)      279,262      87,608        (146,053)       213,946
AllianceBernstein Worldwide
  Privatization Portfolio -
  Class A                        22,271      (69,947)       (47,676)      218,291          --         711,281        881,896
Delaware VIP Balanced Series
  - Standard class                3,015       (1,639)         1,376        (9,239)         --          10,682          2,819
Delaware VIP Capital Reserves
  Series - Standard class         9,482       (2,868)         6,614           144          --          (5,527)         1,231
Delaware VIP Cash Reserves
  Series - Standard class         3,459       (1,614)         1,845            --          --              --          1,845
Delaware VIP Growth
  Opportunities Series -
  Standard class                     --       (6,975)        (6,975)       (9,599)         --          69,635         53,061
Delaware VIP High Yield
  Series - Standard class         3,339         (609)         2,730        (3,387)         --           1,760          1,103
Delaware VIP Value Series -
  Standard class                 26,642      (19,314)         7,328        31,266          --          31,518         70,112
Dreyfus Stock Index Fund,
  Inc. - Initial shares          23,893      (21,059)         2,834       (26,062)         --          62,298         39,070
Dreyfus VIF Small Company
  Stock Portfolio - Initial
  shares                             --       (2,093)        (2,093)       13,410       8,062         (22,079)        (2,700)
Fidelity VIP Asset Manager
  Portfolio - Initial Class      15,343       (7,275)         8,068       (22,210)        197          25,133         11,188
Fidelity VIP Contrafund
  Portfolio - Initial Class       1,976       (9,350)        (7,374)       14,382         123          87,723         94,854
Fidelity VIP Growth Portfolio
  - Initial Class                 7,208      (19,398)       (12,190)     (102,018)         --         166,594         52,386
Fidelity VIP High Income
  Portfolio - Initial Class      13,909       (1,294)        12,615        (1,237)         --         (10,873)           505
Fidelity VIP Investment Grade
  Bond Portfolio - Initial
  Class                          14,183       (3,578)        10,605        (7,017)      8,569         (12,572)          (415)
Fidelity VIP Money Market
  Portfolio - Initial Class      40,861      (19,125)        21,736            --          --              --         21,736
Fidelity VIP Overseas
  Portfolio - Initial Class         514       (1,065)          (551)         (486)        403          13,301         12,667
Mercury Basic Value V.I. Fund
  - Class I                       1,365       (1,355)            10           188       7,310          (6,018)         1,490
Mercury Core Bond V.I. Fund -
  Class I                         3,505         (988)         2,517           199          --          (2,295)           421
Mercury Global Allocation
  V.I. Fund - Class I             1,596         (888)           708           (35)         --           4,916          5,589
Mercury Global Growth V.I.
  Fund - Class I                    184         (204)           (20)          (37)         --           1,992          1,935
Mercury High Current Income
  V.I. Fund - Class I             3,854         (612)         3,242          (139)         --          (3,044)            59

                            See accompanying notes.

                                   VA A - 4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2005

                                   A           B            A+B=C          D             E             F           C+D+E+F

                                                                                                 Net change in
                                         Mortality and                                             unrealized      Increase
                               Dividends  expense risk                Net realized Capital gain   appreciation  (decrease) in
                                 from         and            Net      gain (loss)  distributions (depreciation)   net assets
                                mutual   administrative  investment        on       from mutual        of       resulting from
Sub-accounts                     funds      charges     income (loss) investments      funds      investments     operations
-----------------------------  --------- -------------- ------------- ------------ ------------- -------------- --------------
Mercury International Value
  V.I. Fund - Class I           $  832      $  (406)       $  426       $   107       $   --        $ 2,352        $ 2,885
Mercury Large Cap Core V.I.
  Fund - Class I                   133         (283)         (150)          (35)         893          1,561          2,269
UBS U.S. Allocation Portfolio    2,972       (2,591)          381        (4,804)          --         13,938          9,515
Van Eck Worldwide Emerging
  Markets Fund                     585       (1,058)         (473)        2,474           --         18,371         20,372
Van Eck Worldwide Hard Assets
  Fund                             162         (836)         (674)        3,030           --         24,321         26,677
Vanguard Dividend Growth Fund       --           (3)           (3)           --           --           (218)          (221)
Vanguard LifeStrategy Income
  Fund                           1,683         (254)        1,429           (47)          --            (97)         1,285
Vanguard VIF Balanced
  Portfolio                      4,068       (1,164)        2,904         4,161        2,574          6,024         15,663
Vanguard VIF Capital Growth
  Portfolio                        161         (137)           24           260          178          1,637          2,099
Vanguard VIF Diversified
  Value Portfolio                  790         (329)          461         3,334           --            232          4,027
Vanguard VIF Equity Income
  Portfolio                        986         (274)          712          (500)       2,259            441          2,912
Vanguard VIF Equity Index
  Portfolio                        449         (128)          321           104        1,051           (467)         1,009
Vanguard VIF Growth Portfolio      161         (184)          (23)          175           --          3,554          3,706
Vanguard VIF High Yield Bond
  Portfolio                      1,834         (128)        1,706            45           --         (1,225)           526
Vanguard VIF International
  Portfolio                        843         (337)          506           957           --         10,144         11,607
Vanguard VIF Mid-Cap Index
  Portfolio                        570         (429)          141         1,446           --         12,350         13,937
Vanguard VIF Money Market
  Portfolio                      1,041         (167)          874            --           --             --            874
Vanguard VIF REIT Index
  Portfolio                      1,942         (401)        1,541         1,705        4,285          1,953          9,484
Vanguard VIF Short-Term
  Investment- Grade Portfolio      174          (27)          147            (3)          --            (55)            89
Vanguard VIF Small Company
  Growth Portfolio                  --         (317)         (317)          206        3,177            221          3,287
Vanguard VIF Total Bond
  Market Index Portfolio         1,902         (435)        1,467            78          338         (1,816)            67
Vanguard VIF Total Stock
  Market Index Portfolio         1,896         (909)          987         1,416        2,875          3,919          9,197

                            See accompanying notes.

                                   VA A - 5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Sub-accounts
                                                            --------------------------------------------------------------------
                                                                                           AllianceBernstein
                                                                               AIM V.I.         Americas
                                                            AIM V.I. Capital International     Government      AllianceBernstein
                                                              Appreciation   Growth Fund - Income Portfolio -     Global Bond
                                                            Fund - Series I    Series I         Class A       Portfolio - Class A
                                                            ---------------- ------------- ------------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                 $ (4,153)      $ (1,202)      $   213,157         $  124,917
   Net realized gain (loss) on investments                       (17,642)        (3,908)           72,907            (48,981)
   Capital gain distributions from mutual funds                       --             --                --             18,690
   Net change in unrealized appreciation (depreciation)
     of investments                                               43,831         30,023           (16,392)          (240,003)
                                                                --------       --------       -----------         ----------
Increase (decrease) in net assets resulting from operations       22,036         24,913           269,672           (145,377)
                                                                --------       --------       -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     16,075          1,110               505             23,638
   Administrative charges                                           (441)          (391)           (3,690)            (1,624)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                   4,095          6,085           345,947            168,531
   Contract withdrawals                                          (61,239)       (24,607)         (583,763)          (121,198)
   Surrender charges                                                (292)          (820)           (7,984)            (3,048)
   Death benefits                                                     --             --           (77,557)          (158,184)
   Annuity payments                                                   --             --                --             (1,114)
                                                                --------       --------       -----------         ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (41,802)       (18,623)         (326,542)           (92,999)
                                                                --------       --------       -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (19,766)         6,290           (56,870)          (238,376)

NET ASSETS:
   Beginning of year                                             319,574        174,016         4,197,393          1,475,921
                                                                --------       --------       -----------         ----------
   End of year                                                  $299,808       $180,306       $ 4,140,523         $1,237,545
                                                                ========       ========       ===========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                 $ (4,555)      $ (1,379)      $   178,445         $   69,521
   Net realized gain (loss) on investments                       (45,715)       (11,405)           68,521             39,745
   Capital gain distributions from mutual funds                       --             --                --             32,018
   Net change in unrealized appreciation (depreciation)
     of investments                                               64,041         47,312           (83,627)           (28,065)
                                                                --------       --------       -----------         ----------
Increase (decrease) in net assets resulting from operations       13,771         34,528           163,339            113,219
                                                                --------       --------       -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      5,761          3,135            27,243             51,152
   Administrative charges                                           (455)          (335)           (4,239)            (1,499)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                  (6,426)       (31,456)         (387,694)          (396,540)
   Contract withdrawals                                          (78,647)        (5,410)         (874,705)          (280,295)
   Surrender charges                                                (300)          (230)          (16,173)            (3,657)
   Death benefits                                                     --             --           (86,993)           (10,490)
   Annuity payments                                                   --             --                --             (1,148)
                                                                --------       --------       -----------         ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (80,067)       (34,296)       (1,342,561)          (642,477)
                                                                --------       --------       -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (66,296)           232        (1,179,222)          (529,258)

NET ASSETS:
   Beginning of year                                             385,870        173,784         5,376,615          2,005,179
                                                                --------       --------       -----------         ----------
   End of year                                                  $319,574       $174,016       $ 4,197,393         $1,475,921
                                                                ========       ========       ===========         ==========

                            See accompanying notes.

                                   VA A - 6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Sub-accounts
                                    -----------------------------------------------------------------------------
                                     AllianceBernstein   AllianceBernstein   AllianceBernstein  AllianceBernstein
                                       Global Dollar          Global              Global            Growth and
                                        Government          Technology          Technology      Income Portfolio -
                                    Portfolio - Class A Portfolio - Class A Portfolio - Class B      Class A
                                    ------------------- ------------------- ------------------- ------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $   112,555         $  (152,195)        $  (21,450)        $    24,399
   Net realized gain (loss) on
     investments                             88,622          (2,504,405)           (12,752)            588,329
   Capital gain distributions from
     mutual funds                           110,814                  --                 --                  --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (125,728)          2,796,107             63,885             323,054
                                        -----------         -----------         ----------         -----------
Increase (decrease) in net assets
  resulting from operations                 186,263             139,507             29,683             935,782
                                        -----------         -----------         ----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                10,082              32,490                120              32,434
   Administrative charges                    (3,061)            (11,362)            (2,646)            (21,776)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  72,913            (464,272)             7,657            (623,093)
   Contract withdrawals                    (383,795)         (1,581,403)           (76,261)         (4,210,697)
   Surrender charges                         (5,328)            (23,463)            (2,056)            (25,221)
   Death benefits                           (48,978)            (49,070)           (31,924)           (308,743)
   Annuity payments                              --                  --                 --              (1,789)
                                        -----------         -----------         ----------         -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (358,167)         (2,097,080)          (105,110)         (5,158,885)
                                        -----------         -----------         ----------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (171,904)         (1,957,573)           (75,427)         (4,223,103)

NET ASSETS:
   Beginning of year                      2,555,792          12,517,821          1,666,362          32,226,427
                                        -----------         -----------         ----------         -----------
   End of year                          $ 2,383,888         $10,560,248         $1,590,935         $28,003,324
                                        ===========         ===========         ==========         ===========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $   199,994         $  (182,748)        $  (23,841)        $  (159,525)
   Net realized gain (loss) on
     investments                            381,123          (3,332,345)          (152,062)            186,193
   Capital gain distributions from
     mutual funds                                --                  --                 --                  --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (370,539)          3,890,337            223,147           2,976,865
                                        -----------         -----------         ----------         -----------
Increase (decrease) in net assets
  resulting from operations                 210,578             375,244             47,244           3,003,533
                                        -----------         -----------         ----------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                21,300              25,617             62,779               8,034
   Administrative charges                    (3,865)            (13,748)            (2,860)            (25,026)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                (116,900)           (310,593)          (120,168)            307,141
   Contract withdrawals                  (1,049,060)         (2,083,400)          (109,610)         (5,343,119)
   Surrender charges                        (12,612)            (27,475)            (3,507)            (55,937)
   Death benefits                           (23,983)           (132,922)           (58,919)           (556,623)
   Annuity payments                              --              (5,659)                --             (32,983)
                                        -----------         -----------         ----------         -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,185,120)         (2,548,180)          (232,285)         (5,698,513)
                                        -----------         -----------         ----------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (974,542)         (2,172,936)          (185,041)         (2,694,980)

NET ASSETS:
   Beginning of year                      3,530,334          14,690,757          1,851,403          34,921,407
                                        -----------         -----------         ----------         -----------
   End of year                          $ 2,555,792         $12,517,821         $1,666,362         $32,226,427
                                        ===========         ===========         ==========         ===========

                            See accompanying notes.

                                   VA A - 7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                    ---------------------------------------------------------------------------
                                    AllianceBernstein
                                        Growth and     AllianceBernstein  AllianceBernstein   AllianceBernstein
                                    Income Portfolio - Growth Portfolio - Growth Portfolio -     High Yield
                                         Class B            Class A            Class B       Portfolio - Class A
                                    ------------------ ------------------ ------------------ -------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)        $    (9,430)       $  (217,260)        $  (46,039)        $  204,992
   Net realized gain (loss) on
     investments                           168,864         (1,081,656)           121,975            107,693
   Capital gain distributions from
     mutual funds                               --                 --                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        181,188          2,754,538            269,091           (305,848)
                                       -----------        -----------         ----------         ----------
Increase (decrease) in net assets
  resulting from operations                340,622          1,455,622            345,027              6,837
                                       -----------        -----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments              383,013              8,742            132,197              6,191
   Administrative charges                  (12,468)           (12,372)            (5,151)            (3,618)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               (184,936)          (151,686)            77,609            108,049
   Contract withdrawals                   (742,713)        (2,487,233)          (337,492)          (314,915)
   Surrender charges                       (23,147)           (19,720)           (13,022)            (4,430)
   Death benefits                         (104,106)          (101,066)           (40,093)           (32,381)
   Annuity payments                         (4,459)                --                 --               (601)
                                       -----------        -----------         ----------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (688,816)        (2,763,335)          (185,952)          (241,705)
                                       -----------        -----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (348,194)        (1,307,713)           159,075           (234,868)

NET ASSETS:
   Beginning of year                    10,741,347         17,038,421          3,231,063          3,186,046
                                       -----------        -----------         ----------         ----------
   End of year                         $10,393,153        $15,730,708         $3,390,138         $2,951,178
                                       ===========        ===========         ==========         ==========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)        $   (67,676)       $  (238,417)        $  (43,800)        $  164,391
   Net realized gain (loss) on
     investments                           (71,018)        (1,272,664)           (67,013)            18,455
   Capital gain distributions from
     mutual funds                               --                 --                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,077,679          3,573,828            483,816             13,719
                                       -----------        -----------         ----------         ----------
Increase (decrease) in net assets
  resulting from operations                938,985          2,062,747            373,003            196,565
                                       -----------        -----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments            2,138,227              8,570            105,584             60,853
   Administrative charges                  (12,616)           (14,181)            (4,958)            (3,860)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                458,620            (41,397)            11,803           (270,240)
   Contract withdrawals                 (1,023,439)        (1,863,885)          (129,084)          (350,501)
   Surrender charges                       (25,486)           (10,077)            (2,227)            (9,632)
   Death benefits                         (171,806)          (302,030)           (74,131)           (51,600)
   Annuity payments                         (3,974)              (375)                --               (604)
                                       -----------        -----------         ----------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           1,359,526         (2,223,375)           (93,013)          (625,584)
                                       -----------        -----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 2,298,511           (160,628)           279,990           (429,019)

NET ASSETS:
   Beginning of year                     8,442,836         17,199,049          2,951,073          3,615,065
                                       -----------        -----------         ----------         ----------
   End of year                         $10,741,347        $17,038,421         $3,231,063         $3,186,046
                                       ===========        ===========         ==========         ==========

                            See accompanying notes.

                                   VA A - 8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Sub-accounts
                                    ---------------------------------------------------------------------------
                                                        AllianceBernstein AllianceBernstein
                                     AllianceBernstein    International       Large Cap       AllianceBernstein
                                       International    Value Portfolio - Growth Portfolio -  Large Cap Growth
                                    Portfolio - Class A      Class A           Class A       Portfolio - Class B
                                    ------------------- ----------------- ------------------ -------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $  (49,433)        $  (16,224)       $  (281,335)        $  (48,399)
   Net realized gain (loss) on
     investments                           492,131            219,197         (1,793,993)           120,264
   Capital gain distributions from
     mutual funds                               --             32,326                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        459,350             68,402          4,513,915            348,106
                                        ----------         ----------        -----------         ----------
Increase (decrease) in net assets
  resulting from operations                902,048            303,701          2,438,587            419,971
                                        ----------         ----------        -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments              109,080             58,241             36,934             12,750
   Administrative charges                   (5,399)            (2,760)           (17,845)            (5,832)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                112,306            226,301           (639,210)          (164,647)
   Contract withdrawals                   (784,842)          (141,014)        (3,329,886)          (260,078)
   Surrender charges                        (4,771)            (4,061)           (35,751)           (11,107)
   Death benefits                          (48,746)           (18,538)          (221,164)           (54,896)
   Annuity payments                             --                 --             (1,127)                --
                                        ----------         ----------        -----------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (622,372)           118,169         (4,208,049)          (483,810)
                                        ----------         ----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   279,676            421,870         (1,769,462)           (63,839)

NET ASSETS:
   Beginning of year                     5,558,183          1,853,019         22,146,074          3,679,549
                                        ----------         ----------        -----------         ----------
   End of year                          $5,837,859         $2,274,889        $20,376,612         $3,615,710
                                        ==========         ==========        ===========         ==========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $  (59,232)        $  (12,562)       $  (319,098)        $  (52,216)
   Net realized gain (loss) on
     investments                           384,994            119,299         (2,373,682)           135,664
   Capital gain distributions from
     mutual funds                               --              3,001                 --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        448,980            220,468          4,151,362            150,472
                                        ----------         ----------        -----------         ----------
Increase (decrease) in net assets
  resulting from operations                774,742            330,206          1,458,582            233,920
                                        ----------         ----------        -----------         ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               98,216            114,679             16,112            126,113
   Administrative charges                   (4,923)            (1,802)           (20,962)            (6,276)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                160,733            196,622           (595,702)          (196,032)
   Contract withdrawals                   (562,498)           (93,307)        (3,284,280)          (228,951)
   Surrender charges                        (2,463)            (3,148)           (33,919)           (10,298)
   Death benefits                          (26,303)           (19,717)          (346,448)           (10,422)
   Annuity payments                             --                 --             (1,083)                --
                                        ----------         ----------        -----------         ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (337,238)           193,327         (4,266,282)          (424,866)
                                        ----------         ----------        -----------         ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   437,504            523,533         (2,807,700)          (190,946)

NET ASSETS:
   Beginning of year                     5,120,679          1,329,486         24,953,774          3,870,495
                                        ----------         ----------        -----------         ----------
   End of year                          $5,558,183         $1,853,019        $22,146,074         $3,679,549
                                        ==========         ==========        ===========         ==========

                            See accompanying notes.

                                   VA A - 9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                          Sub-accounts
                                         ------------------------------------------------------------------------------
                                                                                  AllianceBernstein
                                          AllianceBernstein   AllianceBernstein      Real Estate      AllianceBernstein
                                            Money Market        Money Market         Investment       Small Cap Growth
                                         Portfolio - Class A Portfolio - Class B Portfolio - Class A Portfolio - Class A
                                         ------------------- ------------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $    26,034         $    14,440         $   87,980          $  (72,171)
   Net realized gain (loss) on
     investments                                      --                  --            428,691             (78,723)
   Capital gain distributions from
     mutual funds                                     --                  --            491,281                  --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                      --                  --           (550,071)            286,132
                                             -----------         -----------         ----------          ----------
Increase (decrease) in net assets
  resulting from operations                       26,034              14,440            457,881             135,238
                                             -----------         -----------         ----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        600             210,120            114,600              28,727
   Administrative charges                         (2,699)             (1,944)            (5,713)             (3,974)
   Net transfers from (to) other
     Sub-accounts or fixed rate option           668,384          (1,025,153)           133,788            (315,607)
   Contract withdrawals                       (1,615,430)           (192,634)          (670,002)           (512,751)
   Surrender charges                             (11,724)             (1,915)            (6,889)             (2,938)
   Death benefits                               (161,093)                 --            (72,924)            (62,432)
   Annuity payments                                   --                  --               (368)               (930)
                                             -----------         -----------         ----------          ----------
Increase (decrease) in net assets
  resulting from principal transactions       (1,121,962)         (1,011,526)          (507,508)           (869,905)
                                             -----------         -----------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (1,095,928)           (997,086)           (49,627)           (734,667)

NET ASSETS:
   Beginning of year                           3,738,041           3,093,435          4,751,831           5,932,758
                                             -----------         -----------         ----------          ----------
   End of year                               $ 2,642,113         $ 2,096,349         $4,702,204          $5,198,091
                                             ===========         ===========         ==========          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)              $   (33,376)        $   (34,642)        $   38,221          $  (80,120)
   Net realized gain (loss) on
     investments                                      --                  --            404,479            (181,160)
   Capital gain distributions from
     mutual funds                                     --                  --                 --                  --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                      --                  --            806,932             927,250
                                             -----------         -----------         ----------          ----------
Increase (decrease) in net assets
  resulting from operations                      (33,376)            (34,642)         1,249,632             665,970
                                             -----------         -----------         ----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                      1,400             549,826             76,303              43,344
   Administrative charges                         (3,534)             (3,954)            (5,482)             (4,610)
   Net transfers from (to) other
     Sub-accounts or fixed rate option          (206,042)            956,887            362,241             402,514
   Contract withdrawals                       (1,596,725)         (1,848,567)          (584,547)           (858,468)
   Surrender charges                             (20,110)            (93,387)            (6,272)             (6,538)
   Death benefits                                (68,508)           (564,392)           (42,369)           (137,257)
   Annuity payments                                   --                  --               (315)               (908)
                                             -----------         -----------         ----------          ----------
Increase (decrease) in net assets
  resulting from principal transactions       (1,893,519)         (1,003,587)          (200,441)           (561,923)
                                             -----------         -----------         ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (1,926,895)         (1,038,229)         1,049,191             104,047

NET ASSETS:
   Beginning of year                           5,664,936           4,131,664          3,702,640           5,828,711
                                             -----------         -----------         ----------          ----------
   End of year                               $ 3,738,041         $ 3,093,435         $4,751,831          $5,932,758
                                             ===========         ===========         ==========          ==========

                            See accompanying notes.

                                   VA A - 10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                         Sub-accounts
                                         ----------------------------------------------------------------------------
                                                                                AllianceBernstein   AllianceBernstein
                                         AllianceBernstein                            U.S.                U.S.
                                           Small/Mid Cap    AllianceBernstein    Government/High     Government/High
                                         Value Portfolio -    Total Return      Grade Securities    Grade Securities
                                              Class A      Portfolio - Class A Portfolio - Class A Portfolio - Class B
                                         ----------------- ------------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)             $  (31,953)        $   138,700         $   145,135          $  2,025
   Net realized gain (loss) on
     investments                               190,784             105,164               6,314               173
   Capital gain distributions from
     mutual funds                              201,775                  --             262,055             4,289
   Net change in unrealized
     appreciation (depreciation) of
     investments                               (88,041)             43,666            (360,861)           (5,975)
                                            ----------         -----------         -----------          --------
Increase (decrease) in net assets
  resulting from operations                    272,565             287,530              52,643               512
                                            ----------         -----------         -----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   70,531             110,266              21,169                --
   Administrative charges                       (5,114)            (10,347)             (9,153)              (65)
   Net transfers from (to) other
     Sub-accounts or fixed rate option         850,692             515,882             225,105                (2)
   Contract withdrawals                       (180,678)         (1,398,826)         (1,077,855)           (8,025)
   Surrender charges                            (3,263)             (8,985)             (8,910)               --
   Death benefits                              (72,164)           (228,532)           (114,350)               --
   Annuity payments                                 --              (7,114)             (6,074)               --
                                            ----------         -----------         -----------          --------
Increase (decrease) in net assets
  resulting from principal transactions        660,004          (1,027,656)           (970,068)           (8,092)
                                            ----------         -----------         -----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        932,569            (740,126)           (917,425)           (7,580)

NET ASSETS:
   Beginning of year                         4,169,897          12,220,094           9,767,798           156,743
                                            ----------         -----------         -----------          --------
   End of year                              $5,102,466         $11,479,968         $ 8,850,373          $149,163
                                            ==========         ===========         ===========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)             $  (49,234)        $   101,446         $   154,799          $  1,880
   Net realized gain (loss) on
     investments                               206,701              49,946             102,461             1,673
   Capital gain distributions from
     mutual funds                               95,110                  --             305,510             4,543
   Net change in unrealized
     appreciation (depreciation) of
     investments                               402,655             753,674            (316,671)           (5,213)
                                            ----------         -----------         -----------          --------
Increase (decrease) in net assets
  resulting from operations                    655,232             905,066             246,099             2,883
                                            ----------         -----------         -----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  189,162              63,968              98,637                --
   Administrative charges                       (4,553)            (11,266)            (10,320)              (76)
   Net transfers from (to) other
     Sub-accounts or fixed rate option         (99,599)            848,845            (354,824)            1,549
   Contract withdrawals                       (326,315)         (2,537,602)         (1,794,036)          (29,939)
   Surrender charges                            (7,526)            (43,587)            (18,090)             (821)
   Death benefits                             (135,470)           (140,126)            (85,974)               --
   Annuity payments                                 --              (7,097)             (6,274)               --
                                            ----------         -----------         -----------          --------
Increase (decrease) in net assets
  resulting from principal transactions       (384,301)         (1,826,865)         (2,170,881)          (29,287)
                                            ----------         -----------         -----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS        270,931            (921,799)         (1,924,782)          (26,404)

NET ASSETS:
   Beginning of year                         3,898,966          13,141,893          11,692,580           183,147
                                            ----------         -----------         -----------          --------
   End of year                              $4,169,897         $12,220,094         $ 9,767,798          $156,743
                                            ==========         ===========         ===========          ========

                            See accompanying notes.

                                   VA A - 11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                   Sub-accounts
                                    --------------------------------------------------------------------------
                                                                           AllianceBernstein
                                     AllianceBernstein  AllianceBernstein      Worldwide        Delaware VIP
                                      Utility Income    Value Portfolio -    Privatization    Balanced Series -
                                    Portfolio - Class A      Class B      Portfolio - Class A  Standard class
                                    ------------------- ----------------- ------------------- -----------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $   29,218         $   (6,871)        $  (47,676)         $  1,376
   Net realized gain (loss) on
     investments                           (20,011)           279,262            218,291            (9,239)
   Capital gain distributions from
     mutual funds                               --             87,608                 --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        547,540           (146,053)           711,281            10,682
                                        ----------         ----------         ----------          --------
Increase (decrease) in net assets
  resulting from operations                556,747            213,946            881,896             2,819
                                        ----------         ----------         ----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               37,805            151,888             45,539                --
   Administrative charges                   (3,945)            (6,810)            (4,498)             (137)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                105,628            174,335             12,840                (1)
   Contract withdrawals                   (592,512)          (268,251)          (576,390)          (29,961)
   Surrender charges                        (9,752)            (5,638)            (5,113)               --
   Death benefits                          (64,129)          (105,276)          (104,463)               --
   Annuity payments                             --                 --               (399)               --
                                        ----------         ----------         ----------          --------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (526,905)           (59,752)          (632,484)          (30,099)
                                        ----------         ----------         ----------          --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    29,842            154,194            249,412           (27,280)

NET ASSETS:
   Beginning of year                     4,096,015          4,688,613          4,960,724           149,125
                                        ----------         ----------         ----------          --------
   End of year                          $4,125,857         $4,842,807         $5,210,136          $121,845
                                        ==========         ==========         ==========          ========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $   30,547         $  (23,068)        $  (51,151)         $  1,413
   Net realized gain (loss) on
     investments                          (186,225)           132,888            (10,061)           (7,330)
   Capital gain distributions from
     mutual funds                               --                 --                 --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        964,949            393,505            975,231            12,531
                                        ----------         ----------         ----------          --------
Increase (decrease) in net assets
  resulting from operations                809,271            503,325            914,019             6,614
                                        ----------         ----------         ----------          --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               58,348            235,173             29,930                --
   Administrative charges                   (3,580)            (6,343)            (4,503)             (159)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                337,550             62,669            391,237                10
   Contract withdrawals                   (634,760)          (356,008)          (676,641)          (19,698)
   Surrender charges                        (3,385)            (7,197)            (8,172)               --
   Death benefits                          (76,918)          (137,601)           (77,774)               --
   Annuity payments                             --                 --               (342)               --
                                        ----------         ----------         ----------          --------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (322,745)          (209,307)          (346,265)          (19,847)
                                        ----------         ----------         ----------          --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   486,526            294,018            567,754           (13,233)

NET ASSETS:
   Beginning of year                     3,609,489          4,394,595          4,392,970           162,358
                                        ----------         ----------         ----------          --------
   End of year                          $4,096,015         $4,688,613         $4,960,724          $149,125
                                        ==========         ==========         ==========          ========

                            See accompanying notes.

                                   VA A - 12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                               Sub-accounts
                                    ------------------------------------------------------------------
                                                                      Delaware VIP
                                      Delaware VIP    Delaware VIP       Growth
                                    Capital Reserves Cash Reserves    Opportunities   Delaware VIP High
                                        Series -        Series -    Series - Standard  Yield Series -
                                     Standard class  Standard class       class        Standard class
                                    ---------------- -------------- ----------------- -----------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $  6,614       $   1,845        $ (6,975)          $ 2,730
   Net realized gain (loss) on
     investments                             144              --          (9,599)           (3,387)
   Capital gain distributions from
     mutual funds                             --              --              --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (5,527)             --          69,635             1,760
                                        --------       ---------        --------           -------
Increase (decrease) in net assets
  resulting from operations                1,231           1,845          53,061             1,103
                                        --------       ---------        --------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 --              --              --                --
   Administrative charges                    (87)            (93)           (497)              (73)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   --              (2)             (7)               (1)
   Contract withdrawals                   (1,745)        (16,957)        (79,368)           (6,769)
   Surrender charges                          --              --              --                --
   Death benefits                             --              --              --                --
   Annuity payments                           --              --              --                --
                                        --------       ---------        --------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (1,832)        (17,052)        (79,872)           (6,843)
                                        --------       ---------        --------           -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    (601)        (15,207)        (26,811)           (5,740)

NET ASSETS:
   Beginning of year                     230,719         129,853         622,841            51,924
                                        --------       ---------        --------           -------
   End of year                          $230,118       $ 114,646        $596,030           $46,184
                                        ========       =========        ========           =======
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $  7,304       $  (1,186)       $ (7,123)          $ 2,504
   Net realized gain (loss) on
     investments                             296              --         (13,130)           (3,517)
   Capital gain distributions from
     mutual funds                             --              --              --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       (2,133)             --          83,457             7,186
                                        --------       ---------        --------           -------
Increase (decrease) in net assets
  resulting from operations                5,467          (1,186)         63,204             6,173
                                        --------       ---------        --------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 --              --              --                --
   Administrative charges                   (106)           (125)           (570)              (73)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (5)              7             (10)               (2)
   Contract withdrawals                   (3,287)       (453,329)        (54,704)           (6,145)
   Surrender charges                          --              --              --                --
   Death benefits                             --              --              --                --
   Annuity payments                           --              --              --                --
                                        --------       ---------        --------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (3,398)       (453,447)        (55,284)           (6,220)
                                        --------       ---------        --------           -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   2,069        (454,633)          7,920               (47)

NET ASSETS:
   Beginning of year                     228,650         584,486         614,921            51,971
                                        --------       ---------        --------           -------
   End of year                          $230,719       $ 129,853        $622,841           $51,924
                                        ========       =========        ========           =======

                            See accompanying notes.

                                   VA A - 13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                 Sub-accounts
                                    ----------------------------------------------------------------------
                                                                         Dreyfus VIF
                                     Delaware VIP    Dreyfus Stock      Small Company   Fidelity VIP Asset
                                    Value Series - Index Fund, Inc. - Stock Portfolio - Manager Portfolio -
                                    Standard class   Initial shares    Initial shares      Initial Class
                                    -------------- ------------------ ----------------- -------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)       $    7,328       $    2,834         $ (2,093)          $   8,068
   Net realized gain (loss) on
     investments                          31,266          (26,062)          13,410             (22,210)
   Capital gain distributions from
     mutual funds                             --               --            8,062                 197
   Net change in unrealized
     appreciation (depreciation)
     of investments                       31,518           62,298          (22,079)             25,133
                                      ----------       ----------         --------           ---------
Increase (decrease) in net assets
  resulting from operations               70,112           39,070           (2,700)             11,188
                                      ----------       ----------         --------           ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 --            1,110              225                  --
   Administrative charges                   (882)          (1,589)            (130)               (516)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                   (7)          (5,008)         (36,819)            (11,656)
   Contract withdrawals                 (201,026)        (276,174)         (37,583)           (146,863)
   Surrender charges                          --           (4,954)          (1,024)             (1,811)
   Death benefits                             --           (8,295)              --                  --
   Annuity payments                           --               --               --                  --
                                      ----------       ----------         --------           ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (201,915)        (294,910)         (75,331)           (160,846)
                                      ----------       ----------         --------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (131,803)        (255,840)         (78,031)           (149,658)

NET ASSETS:
   Beginning of year                   1,608,953        1,672,892          191,662             590,866
                                      ----------       ----------         --------           ---------
   End of year                        $1,477,150       $1,417,052         $113,631           $ 441,208
                                      ==========       ==========         ========           =========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)       $    6,240       $    6,076         $ (3,056)          $  12,588
   Net realized gain (loss) on
     investments                           3,504          (48,159)          19,778             (42,291)
   Capital gain distributions from
     mutual funds                             --               --           11,445                  --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      182,677          186,547            4,271              51,324
                                      ----------       ----------         --------           ---------
Increase (decrease) in net assets
  resulting from operations              192,421          144,464           32,438              21,621
                                      ----------       ----------         --------           ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 --            2,881            2,821                  --
   Administrative charges                   (947)          (1,645)            (132)               (526)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                    8          (77,920)         (45,459)             28,675
   Contract withdrawals                 (209,903)        (253,581)         (47,033)           (241,394)
   Surrender charges                          --             (980)              --              (7,879)
   Death benefits                             --           (2,847)          (1,054)             (1,273)
   Annuity payments                           --               --               --                  --
                                      ----------       ----------         --------           ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (210,842)        (334,092)         (90,857)           (222,397)
                                      ----------       ----------         --------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (18,421)        (189,628)         (58,419)           (200,776)

NET ASSETS:
   Beginning of year                   1,627,374        1,862,520          250,081             791,642
                                      ----------       ----------         --------           ---------
   End of year                        $1,608,953       $1,672,892         $191,662           $ 590,866
                                      ==========       ==========         ========           =========

                            See accompanying notes.

                                   VA A - 14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                   Sub-accounts
                                    -------------------------------------------------------------------------
                                       Fidelity VIP                                             Fidelity VIP
                                        Contrafund         Fidelity VIP    Fidelity VIP High  Investment Grade
                                    Portfolio - Initial Growth Portfolio - Income Portfolio - Bond Portfolio -
                                           Class          Initial Class      Initial Class     Initial Class
                                    ------------------- ------------------ ------------------ ----------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)          $  (7,374)         $  (12,190)        $  12,615         $  10,605
   Net realized gain (loss) on
     investments                            14,382            (102,018)           (1,237)           (7,017)
   Capital gain distributions from
     mutual funds                              123                  --                --             8,569
   Net change in unrealized
     appreciation (depreciation)
     of investments                         87,723             166,594           (10,873)          (12,572)
                                         ---------          ----------         ---------         ---------
Increase (decrease) in net assets
  resulting from operations                 94,854              52,386               505              (415)
                                         ---------          ----------         ---------         ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               16,190              17,091             1,110               150
   Administrative charges                     (932)             (1,716)             (136)             (330)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 58,801             (39,890)          (13,958)            4,140
   Contract withdrawals                   (116,383)           (192,778)          (13,905)         (202,464)
   Surrender charges                        (1,618)             (2,484)             (520)           (1,201)
   Death benefits                           (2,109)             (5,219)           (1,925)               --
   Annuity payments                             --                  --                --                --
                                         ---------          ----------         ---------         ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (46,051)           (224,996)          (29,334)         (199,705)
                                         ---------          ----------         ---------         ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                    48,803            (172,610)          (28,829)         (200,120)

NET ASSETS:
   Beginning of year                       680,478           1,524,042           114,747           403,954
                                         ---------          ----------         ---------         ---------
   End of year                           $ 729,281          $1,351,432         $  85,918         $ 203,834
                                         =========          ==========         =========         =========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)          $  (6,535)         $  (18,713)        $  16,610         $  15,977
   Net realized gain (loss) on
     investments                            (8,932)           (228,505)          (88,638)           12,149
   Capital gain distributions from
     mutual funds                               --                  --                --            16,173
   Net change in unrealized
     appreciation (depreciation)
     of investments                        100,708             270,809            81,670           (31,367)
                                         ---------          ----------         ---------         ---------
Increase (decrease) in net assets
  resulting from operations                 85,241              23,591             9,642            12,932
                                         ---------          ----------         ---------         ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               11,686              13,831             2,760             1,800
   Administrative charges                     (944)             (1,914)             (141)             (410)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  1,762             (68,189)             (209)          (78,517)
   Contract withdrawals                   (161,161)           (410,223)         (127,795)         (110,969)
   Surrender charges                          (493)             (5,922)           (2,411)           (3,936)
   Death benefits                               --                  --            (1,308)           (2,961)
   Annuity payments                             --                  --                --           (20,016)
                                         ---------          ----------         ---------         ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (149,150)           (472,417)         (129,104)         (215,009)
                                         ---------          ----------         ---------         ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (63,909)           (448,826)         (119,462)         (202,077)

NET ASSETS:
   Beginning of year                       744,387           1,972,868           234,209           606,031
                                         ---------          ----------         ---------         ---------
   End of year                           $ 680,478          $1,524,042         $ 114,747         $ 403,954
                                         =========          ==========         =========         =========

                            See accompanying notes.

                                   VA A - 15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                    Sub-accounts
                                    ----------------------------------------------------------------------------
                                    Fidelity VIP Money     Fidelity VIP       Mercury Basic
                                    Market Portfolio - Overseas Portfolio - Value V.I. Fund -  Mercury Core Bond
                                      Initial Class       Initial Class          Class I      V.I. Fund - Class I
                                    ------------------ -------------------- ----------------- -------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $   21,736           $  (551)           $     10            $ 2,517
   Net realized gain (loss) on
     investments                                --              (486)                188                199
   Capital gain distributions from
     mutual funds                               --               403               7,310                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                             --            13,301              (6,018)            (2,295)
                                        ----------           -------            --------            -------
Increase (decrease) in net assets
  resulting from operations                 21,736            12,667               1,490                421
                                        ----------           -------            --------            -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   --                --                  --                 --
   Administrative charges                   (1,239)              (66)                (97)               (59)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 10,688                (2)                  2                 (1)
   Contract withdrawals                    (48,607)           (4,891)                 --             (1,464)
   Surrender charges                          (593)               --                  --                 --
   Death benefits                               --                --                  --                 --
   Annuity payments                             --                --                  --                 --
                                        ----------           -------            --------            -------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (39,751)           (4,959)                (95)            (1,524)
                                        ----------           -------            --------            -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   (18,015)            7,708               1,395             (1,103)

NET ASSETS:
   Beginning of year                     1,377,922            78,463              98,937             71,304
                                        ----------           -------            --------            -------
   End of year                          $1,359,907           $86,171            $100,332            $70,201
                                        ==========           =======            ========            =======
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $   (3,115)          $  (144)           $   (234)           $ 1,549
   Net realized gain (loss) on
     investments                                --            (1,949)                134                219
   Capital gain distributions from
     mutual funds                               --                --                 149                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                             --            10,219               8,564                369
                                        ----------           -------            --------            -------
Increase (decrease) in net assets
  resulting from operations                 (3,115)            8,126               8,613              2,137
                                        ----------           -------            --------            -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   --                --                  --                 --
   Administrative charges                   (1,514)              (69)                (93)               (58)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                203,217             7,836                  (6)                (2)
   Contract withdrawals                   (468,830)           (8,107)                 --             (1,475)
   Surrender charges                        (3,710)               --                  --                 --
   Death benefits                           (6,189)             (961)                 --                 --
   Annuity payments                             --                --                  --                 --
                                        ----------           -------            --------            -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (277,026)           (1,301)                (99)            (1,535)
                                        ----------           -------            --------            -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (280,141)            6,825               8,514                602

NET ASSETS:
   Beginning of year                     1,658,063            71,638              90,423             70,702
                                        ----------           -------            --------            -------
   End of year                          $1,377,922           $78,463            $ 98,937            $71,304
                                        ==========           =======            ========            =======

                            See accompanying notes.

                                   VA A - 16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                Sub-accounts
                                    --------------------------------------------------------------------
                                                                        Mercury High
                                    Mercury Global    Mercury Global   Current Income       Mercury
                                    Allocation V.I. Growth V.I. Fund -  V.I. Fund -   International Value
                                    Fund - Class I       Class I          Class I     V.I. Fund - Class I
                                    --------------- ------------------ -------------- -------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $   708          $   (20)         $ 3,242           $   426
   Net realized gain (loss) on
     investments                            (35)             (37)            (139)              107
   Capital gain distributions from
     mutual funds                            --               --               --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       4,916            1,992           (3,044)            2,352
                                        -------          -------          -------           -------
Increase (decrease) in net assets
  resulting from operations               5,589            1,935               59             2,885
                                        -------          -------          -------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                --               --               --                --
   Administrative charges                   (64)             (15)             (44)              (35)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (1)              (1)              --                (1)
   Contract withdrawals                      --               --               --                --
   Surrender charges                         --               --               --                --
   Death benefits                            --               --               --                --
   Annuity payments                          --               --               --                --
                                        -------          -------          -------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (65)             (16)             (44)              (36)
                                        -------          -------          -------           -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  5,524            1,919               15             2,849

NET ASSETS:
   Beginning of year                     62,240           14,366           44,247            28,488
                                        -------          -------          -------           -------
   End of year                          $67,764          $16,285          $44,262           $31,337
                                        =======          =======          =======           =======
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $ 1,006          $    34          $ 2,645           $   289
   Net realized gain (loss) on
     investments                           (116)             (64)            (123)               47
   Capital gain distributions from
     mutual funds                            --               --               --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                       6,175            1,754            1,604             4,579
                                        -------          -------          -------           -------
Increase (decrease) in net assets
  resulting from operations               7,065            1,724            4,126             4,915
                                        -------          -------          -------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                --               --               --                --
   Administrative charges                   (57)             (13)             (42)              (30)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  (5)              (2)              (4)               (2)
   Contract withdrawals                      --               --               --                --
   Surrender charges                         --               --               --                --
   Death benefits                            --               --               --                --
   Annuity payments                          --               --               --                --
                                        -------          -------          -------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (62)             (15)             (46)              (32)
                                        -------          -------          -------           -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  7,003            1,709            4,080             4,883

NET ASSETS:
   Beginning of year                     55,237           12,657           40,167            23,605
                                        -------          -------          -------           -------
   End of year                          $62,240          $14,366          $44,247           $28,488
                                        =======          =======          =======           =======

                            See accompanying notes.

                                   VA A - 17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                            Sub-accounts
                                    ------------------------------------------------------------
                                    Mercury Large   UBS U.S.  Van Eck Worldwide
                                    Cap Core V.I.  Allocation Emerging Markets  Van Eck Worldwide
                                    Fund - Class I Portfolio        Fund        Hard Assets Fund
                                    -------------- ---------- ----------------- -----------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)        $  (150)     $    381       $  (473)          $  (674)
   Net realized gain (loss) on
     investments                           (35)       (4,804)        2,474             3,030
   Capital gain distributions from
     mutual funds                          893            --            --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,561        13,938        18,371            24,321
                                       -------      --------       -------           -------
Increase (decrease) in net assets
  resulting from operations              2,269         9,515        20,372            26,677
                                       -------      --------       -------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               --            --            --                --
   Administrative charges                  (20)         (347)          (31)              (27)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (2)       (3,888)        4,133            26,353
   Contract withdrawals                     38       (23,518)       (3,822)               --
   Surrender charges                       (38)         (521)          (23)               --
   Death benefits                           --            --            --                --
   Annuity payments                         --            --            --                --
                                       -------      --------       -------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (22)      (28,274)          257            26,326
                                       -------      --------       -------           -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 2,247       (18,759)       20,629            53,003

NET ASSETS:
   Beginning of year                    19,515       196,870        68,466            26,434
                                       -------      --------       -------           -------
   End of year                         $21,762      $178,111       $89,095           $79,437
                                       =======      ========       =======           =======
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)        $   (89)     $   (854)      $  (488)          $  (178)
   Net realized gain (loss) on
     investments                           (76)       (5,911)          250                63
   Capital gain distributions from
     mutual funds                           --            --            --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      2,738        23,130        13,535             3,743
                                       -------      --------       -------           -------
Increase (decrease) in net assets
  resulting from operations              2,573        16,365        13,297             3,628
                                       -------      --------       -------           -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               --            --           375                --
   Administrative charges                  (18)         (345)          (17)              (22)
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 (2)            2           (11)            7,833
   Contract withdrawals                     --       (16,818)           --                --
   Surrender charges                        --          (548)           --                --
   Death benefits                           --            --            --                --
   Annuity payments                         --            --            --                --
                                       -------      --------       -------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (20)      (17,709)          347             7,811
                                       -------      --------       -------           -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 2,553        (1,344)       13,644            11,439

NET ASSETS:
   Beginning of year                    16,962       198,214        54,822            14,995
                                       -------      --------       -------           -------
   End of year                         $19,515      $196,870       $68,466           $26,434
                                       =======      ========       =======           =======

                            See accompanying notes.

                                   VA A - 18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                          Sub-accounts
                                    -------------------------------------------------------
                                       Vanguard       Vanguard   Vanguard VIF  Vanguard VIF
                                    Dividend Growth LifeStrategy   Balanced   Capital Growth
                                         Fund       Income Fund   Portfolio     Portfolio
                                    --------------- ------------ ------------ --------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)         $    (3)      $ 1,429      $  2,904      $    24
   Net realized gain (loss) on
     investments                             --           (47)        4,161          260
   Capital gain distributions from
     mutual funds                            --            --         2,574          178
   Net change in unrealized
     appreciation (depreciation)
     of investments                        (218)          (97)        6,024        1,637
                                        -------       -------      --------      -------
Increase (decrease) in net assets
  resulting from operations                (221)        1,285        15,663        2,099
                                        -------       -------      --------      -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                --            --            --           --
   Administrative charges                    --            --            --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                              24,787            --        96,930        5,006
   Contract withdrawals                      --            --            --           --
   Surrender charges                         --            --            --           --
   Death benefits                            --            --            --           --
   Annuity payments                          --        (3,700)      (20,806)      (2,634)
                                        -------       -------      --------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                           24,787        (3,700)       76,124        2,372
                                        -------       -------      --------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 24,566        (2,415)       91,787        4,471

NET ASSETS:
   Beginning of year                         --        50,151       115,360       26,761
                                        -------       -------      --------      -------
   End of year                          $24,566       $47,736      $207,147      $31,232
                                        =======       =======      ========      =======
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)         $    --       $   548      $   (226)     $   (93)
   Net realized gain (loss) on
     investments                             --            --            75           26
   Capital gain distributions from
     mutual funds                            --            --            --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          --          (439)        5,960        2,771
                                        -------       -------      --------      -------
Increase (decrease) in net assets
  resulting from operations                  --           109         5,809        2,704
                                        -------       -------      --------      -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                --            --            --           --
   Administrative charges                    --            --            --           --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                  --        50,042       113,358       25,657
   Contract withdrawals                      --            --            --           --
   Surrender charges                         --            --            --           --
   Death benefits                            --            --            --           --
   Annuity payments                          --            --        (3,807)      (1,600)
                                        -------       -------      --------      -------
Increase (decrease) in net assets
  resulting from principal
  transactions                               --        50,042       109,551       24,057
                                        -------       -------      --------      -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     --        50,151       115,360       26,761

NET ASSETS:
   Beginning of year                         --            --            --           --
                                        -------       -------      --------      -------
   End of year                          $    --       $50,151      $115,360      $26,761
                                        =======       =======      ========      =======

                            See accompanying notes.

                                   VA A - 19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                            Sub-accounts
                                    ------------------------------------------------------------
                                      Vanguard VIF    Vanguard VIF  Vanguard VIF
                                    Diversified Value Equity Income Equity Index   Vanguard VIF
                                        Portfolio       Portfolio    Portfolio   Growth Portfolio
                                    ----------------- ------------- ------------ ----------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)          $   461         $   712      $   321        $   (23)
   Net realized gain (loss) on
     investments                           3,334            (500)         104            175
   Capital gain distributions from
     mutual funds                             --           2,259        1,051             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                          232             441         (467)         3,554
                                         -------         -------      -------        -------
Increase (decrease) in net assets
  resulting from operations                4,027           2,912        1,009          3,706
                                         -------         -------      -------        -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 --              --           --             --
   Administrative charges                     --              --           --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               17,032          32,954           (1)            (1)
   Contract withdrawals                       --              --           --             --
   Surrender charges                          --              --           --             --
   Death benefits                             --              --           --             --
   Annuity payments                       (5,815)         (4,577)      (2,466)        (3,386)
                                         -------         -------      -------        -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            11,217          28,377       (2,467)        (3,387)
                                         -------         -------      -------        -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  15,244          31,289       (1,458)           319

NET ASSETS:
   Beginning of year                      40,909          26,925       26,074         37,010
                                         -------         -------      -------        -------
   End of year                           $56,153         $58,214      $24,616        $37,329
                                         =======         =======      =======        =======
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)          $  (133)        $   (94)     $   (92)       $  (124)
   Net realized gain (loss) on
     investments                              94              44           10            (69)
   Capital gain distributions from
     mutual funds                             --              --           --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                        5,526           2,935        2,082          1,630
                                         -------         -------      -------        -------
Increase (decrease) in net assets
  resulting from operations                5,487           2,885        2,000          1,437
                                         -------         -------      -------        -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 --              --           --             --
   Administrative charges                     --              --           --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                               37,658          25,657       25,658         37,659
   Contract withdrawals                       --              --           --             --
   Surrender charges                          --              --           --             --
   Death benefits                             --              --           --             --
   Annuity payments                       (2,236)         (1,617)      (1,584)        (2,086)
                                         -------         -------      -------        -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            35,422          24,040       24,074         35,573
                                         -------         -------      -------        -------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  40,909          26,925       26,074         37,010

NET ASSETS:
   Beginning of year                          --              --           --             --
                                         -------         -------      -------        -------
   End of year                           $40,909         $26,925      $26,074        $37,010
                                         =======         =======      =======        =======

                            See accompanying notes.

                                   VA A - 20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                           Sub-accounts
                                    ---------------------------------------------------------
                                     Vanguard VIF  Vanguard VIF  Vanguard VIF Mid Vanguard VIF
                                      High Yield   International    Cap Index     Money Market
                                    Bond Portfolio   Portfolio      Portfolio      Portfolio
                                    -------------- ------------- ---------------- ------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)        $ 1,706       $    506        $    141      $     874
   Net realized gain (loss) on
     investments                            45            957           1,446             --
   Capital gain distributions from
     mutual funds                           --             --              --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     (1,225)        10,144          12,350             --
                                       -------       --------        --------      ---------
Increase (decrease) in net assets
  resulting from operations                526         11,607          13,937            874
                                       -------       --------        --------      ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               --             --              --        496,304
   Administrative charges                   --             --              --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                                 --         57,451          68,392       (496,888)
   Contract withdrawals                     --             --              --             --
   Surrender charges                        --             --              --             --
   Death benefits                           --             --              --             --
   Annuity payments                     (2,435)        (6,328)         (7,788)          (964)
                                       -------       --------        --------      ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (2,435)        51,123          60,604         (1,548)
                                       -------       --------        --------      ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,909)        62,730          74,541           (674)

NET ASSETS:
   Beginning of year                    25,700         59,473          55,921         11,500
                                       -------       --------        --------      ---------
   End of year                         $23,791       $122,203        $130,462      $  10,826
                                       =======       ========        ========      =========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)        $   (94)      $   (194)       $   (187)     $     223
   Net realized gain (loss) on
     investments                            37              9              55             --
   Capital gain distributions from
     mutual funds                           --             --              --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,710          7,391           7,939             --
                                       -------       --------        --------      ---------
Increase (decrease) in net assets
  resulting from operations              1,653          7,206           7,807            223
                                       -------       --------        --------      ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               --             --              --        801,757
   Administrative charges                   --             --              --             --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             25,657         55,613          51,314       (789,905)
   Contract withdrawals                     --             --              --             --
   Surrender charges                        --             --              --             --
   Death benefits                           --             --              --             --
   Annuity payments                     (1,610)        (3,346)         (3,200)          (575)
                                       -------       --------        --------      ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                          24,047         52,267          48,114         11,277
                                       -------       --------        --------      ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                25,700         59,473          55,921         11,500

NET ASSETS:
   Beginning of year                        --             --              --             --
                                       -------       --------        --------      ---------
   End of year                         $25,700       $ 59,473        $ 55,921      $  11,500
                                       =======       ========        ========      =========

                            See accompanying notes.

                                   VA A - 21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                              Sub-accounts
                                    ----------------------------------------------------------------
                                                   Vanguard VIF
                                    Vanguard VIF    Short-Term      Vanguard VIF   Vanguard VIF Total
                                     REIT Index  Investment-Grade  Small Company   Bond Market Index
                                     Portfolio      Portfolio     Growth Portfolio     Portfolio
                                    ------------ ---------------- ---------------- ------------------
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)       $  1,541        $  147          $  (317)          $  1,467
   Net realized gain (loss) on
     investments                         1,705            (3)             206                 78
   Capital gain distributions from
     mutual funds                        4,285            --            3,177                338
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,953           (55)             221             (1,816)
                                      --------        ------          -------           --------
Increase (decrease) in net assets
  resulting from operations              9,484            89            3,287                 67
                                      --------        ------          -------           --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               --            --               --                 --
   Administrative charges                   --            --               --                 --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             44,301             1               --            112,884
   Contract withdrawals                     --            --               --                 --
   Surrender charges                        --            --               --                 --
   Death benefits                           --            --               --                 --
   Annuity payments                     (7,608)         (579)          (5,915)            (8,385)
                                      --------        ------          -------           --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          36,693          (578)          (5,915)           104,499
                                      --------        ------          -------           --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                46,177          (489)          (2,628)           104,566

NET ASSETS:
   Beginning of year                    68,951         5,550           65,236             49,758
                                      --------        ------          -------           --------
   End of year                        $115,128        $5,061          $62,608           $154,324
                                      ========        ======          =======           ========
For the Year Ended December 31,
  2004

OPERATIONS:
   Net investment income (loss)       $   (218)       $  (12)         $  (213)          $   (186)
   Net realized gain (loss) on
     investments                           477             3             (141)                45
   Capital gain distributions from
     mutual funds                           --            --               --                 --
   Net change in unrealized
     appreciation (depreciation)
     of investments                     16,845            73            5,879              1,777
                                      --------        ------          -------           --------
Increase (decrease) in net assets
  resulting from operations             17,104            64            5,525              1,636
                                      --------        ------          -------           --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments               --            --               --                 --
   Administrative charges                   --            --               --                 --
   Net transfers from (to) other
     Sub-accounts or fixed rate
     option                             55,612         5,733           63,315             51,315
   Contract withdrawals                     --            --               --                 --
   Surrender charges                        --            --               --                 --
   Death benefits                           --            --               --                 --
   Annuity payments                     (3,765)         (247)          (3,604)            (3,193)
                                      --------        ------          -------           --------
Increase (decrease) in net assets
  resulting from principal
  transactions                          51,847         5,486           59,711             48,122
                                      --------        ------          -------           --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                68,951         5,550           65,236             49,758

NET ASSETS:
   Beginning of year                        --            --               --                 --
                                      --------        ------          -------           --------
   End of year                        $ 68,951        $5,550          $65,236           $ 49,758
                                      ========        ======          =======           ========

                            See accompanying notes.

                                   VA A - 22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                           Sub-accounts
                                                                        ------------------
                                                                        Vanguard VIF Total
                                                                        Stock Market Index
                                                                            Portfolio
                                                                        ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                              $    987
   Net realized gain (loss) on investments                                      1,416
   Capital gain distributions from mutual funds                                 2,875
   Net change in unrealized appreciation (depreciation) of investments          3,919
                                                                             --------
Increase (decrease) in net assets resulting from operations                     9,197
                                                                             --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                      --
   Administrative charges                                                          --
   Net transfers from (to) other Sub-accounts or fixed rate option             37,177
   Contract withdrawals                                                            --
   Surrender charges                                                               --
   Death benefits                                                                  --
   Annuity payments                                                           (17,972)
                                                                             --------
Increase (decrease) in net assets resulting from principal
  transactions                                                                 19,205
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        28,402

NET ASSETS:
   Beginning of year                                                          178,524
                                                                             --------
   End of year                                                               $206,926
                                                                             ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                              $   (428)
   Net realized gain (loss) on investments                                        136
   Capital gain distributions from mutual funds                                    --
   Net change in unrealized appreciation (depreciation) of investments         21,311
                                                                             --------
Increase (decrease) in net assets resulting from operations                    21,019
                                                                             --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                      --
   Administrative charges                                                          --
   Net transfers from (to) other Sub-accounts or fixed rate option            165,679
   Contract withdrawals                                                            --
   Surrender charges                                                               --
   Death benefits                                                                  --
   Annuity payments                                                            (8,174)
                                                                             --------
Increase (decrease) in net assets resulting from principal
  transactions                                                                157,505
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       178,524

NET ASSETS:
   Beginning of year                                                               --
                                                                             --------
   End of year                                                               $178,524
                                                                             ========

                            See accompanying notes.

                                   VA A - 23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Ovation, Ovation Plus, Ovation Advisor, Group Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Alliance Gallery Product and Variable Annuity product are no longer offered. Paradigm, Trilogy, and Profile were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):                         American Funds(R): - continued
   AIM V.I. Capital Appreciation Fund - Series I                    American Funds(R) EuroPacific Growth Fund(R) (1)
   AIM V.I. International Growth Fund - Series I                    American Funds(R) The Investment Company of America(R)
                                                                      (1)
                                                                    American Funds(R) The New Economy Fund(R) (1)
The AllianceBernstein Growth Funds:                                 American Funds(R) SMALLCAP World Fund(R) (1)
   AllianceBernstein Large Cap Growth Fund - Class A (1) (9)        American Funds(R) Washington Mutual Investors
                                                                      Fund,(SM) Inc. (1)
AllianceBernstein Variable Products Series Fund, Inc.:           Columbia Funds Trust I:
   AllianceBernstein Americas Government Income Portfolio -
     Class A                                                        Columbia High Yield Opportunity Fund (16)
   AllianceBernstein Global Bond Portfolio - Class A
   AllianceBernstein Global Dollar Government Portfolio -
     Class A                                                     Columbia Funds Trust VII:
   AllianceBernstein Global Technology Portfolio - Class A (14)     Columbia Newport Tiger Fund (16)
   AllianceBernstein Global Technology Portfolio - Class B (14)
   AllianceBernstein Growth and Income Portfolio - Class A       Delaware VIP Trust:
   AllianceBernstein Growth and Income Portfolio - Class B          Delaware VIP Balanced Series - Standard class
   AllianceBernstein Growth Portfolio - Class A                     Delaware VIP Capital Reserves Series - Standard class
   AllianceBernstein Growth Portfolio - Class B                     Delaware VIP Cash Reserves Series - Standard class
   AllianceBernstein High Yield Portfolio - Class A                 Delaware VIP Growth Opportunities Series - Standard
                                                                      class
   AllianceBernstein International Portfolio - Class A              Delaware VIP High Yield Series - Standard class
   AllianceBernstein International Value Portfolio - Class A        Delaware VIP Value Series - Standard class (6)
   AllianceBernstein Large Cap Growth Portfolio - Class A (12)
   AllianceBernstein Large Cap Growth Portfolio - Class B (12)   Dreyfus Stock Index Fund, Inc. - Initial shares
   AllianceBernstein Money Market Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class B            Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   AllianceBernstein Real Estate Investment Portfolio - Class A     Dreyfus VIF Small Company Stock Portfolio - Initial
                                                                      shares
   AllianceBernstein Small Cap Growth Portfolio - Class A (3)
   AllianceBernstein Small/Mid Cap Value Portfolio -
   Class A (13)                                                  FAM Variable Series Funds, Inc.: (10)
   AllianceBernstein Total Return Portfolio - Class A               Mercury Basic Value V.I. Fund - Class I (11)
   AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class A                                            Mercury Core Bond V.I. Fund - Class I (11)
   AllianceBernstein U.S. Government/High Grade Securities          Mercury Domestic Money Market V.I. Fund - Class I (1)
     Portfolio - Class B                                              (11)
   AllianceBernstein Utility Income Portfolio - Class A             Mercury Global Allocation V.I. Fund - Class I (11)
   AllianceBernstein Value Portfolio - Class B                      Mercury Global Growth V.I. Fund - Class I (11)
   AllianceBernstein Worldwide Privatization Portfolio -
   Class A                                                          Mercury High Current Income V.I. Fund - Class I (11)
                                                                    Mercury International Value V.I. Fund - Class I (11)
American Funds(R):                                                  Mercury Large Cap Core V.I. Fund - Class I (11)
   American Funds(R) AMCAP Fund(R) (1)                              Mercury Large Cap Growth V.I. Fund - Class I (1) (11)
   American Funds(R) The Bond Fund of America(SM) (1)               Mercury Utilities and Telecommunications V.I. Fund -
                                                                      Class I (1) (11)
   American Funds(R) Capital World Growth and Income                Mercury Value Opportunities V.I. Fund - Class I (1) (5)
     Fund,(SM) Inc. (1)                                               (11)

                                   VA A - 24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):           The Vanguard Group(R):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class         Vanguard(R) 500 Index Fund (1)
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class             Vanguard(R) Dividend Growth Fund
   Fidelity(R) VIP Growth Portfolio - Initial Class                    Vanguard(R) GNMA Fund (1)
   Fidelity(R) VIP High Income Portfolio - Initial Class               Vanguard(R) Health Care Fund (1) (8)
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class     Vanguard(R) Inflation-Protected Securities Fund (1)
   Fidelity(R) VIP Money Market Portfolio - Initial Class              Vanguard(R) International Growth Fund (1) (15)
   Fidelity(R) VIP Overseas Portfolio - Initial Class                  Vanguard(R) LifeStrategy(R) Conservative Fund (1)
                                                                       Vanguard(R) LifeStrategy(R) Growth Fund (1)
Franklin(R) Templeton(R) Investments ("Franklin"):                     Vanguard(R) LifeStrategy(R) Income Fund
   Franklin Gold and Precious Metals Fund - Class A (1)                Vanguard(R) LifeStrategy(R) Moderate Growth Fund (1)
   Franklin Mutual Financial Services Fund - Class A (1)               Vanguard(R) Prime Money Market Fund (1)
   Franklin Templeton Foreign Fund - Class A (1)                       Vanguard(R) PRIMECAP Fund (1)
                                                                       Vanguard(R) Small-Cap Growth Index Fund (1)
MFS(R) Mutual Funds ("MFS"):                                           Vanguard(R) Small-Cap Value Fund (1)
   MFS(R) Emerging Growth Fund (1)                                     Vanguard(R) Total Bond Market Index Fund (1)
   MFS(R) New Discovery Fund (1)                                       Vanguard(R) Total International Stock Index Fund (1) (8)
   MFS(R) Research Fund (1)                                            Vanguard(R) U.S. Growth Fund (1)
                                                                       Vanguard(R) Wellington(TM) Fund (1)
OppenheimerFunds(R):                                                   Vanguard(R) Windsor(TM) Fund (1)
   Oppenheimer International Bond Fund - Class A (1)
   Oppenheimer Strategic Income Fund - Class A (1)                  Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
                                                                       Vanguard(R) VIF Balanced Portfolio
Putnam Investments:                                                    Vanguard(R) VIF Capital Growth Portfolio
   Putnam Discovery Growth Fund - Class A (1)                          Vanguard(R) VIF Diversified Value Portfolio
   Putnam Health Sciences Trust - Class A (1)                          Vanguard(R) VIF Equity Income Portfolio
   Putnam International Capital Opportunities Fund - Class A
     (1) (4)                                                           Vanguard(R) VIF Equity Index Portfolio
   Putnam Voyager Fund - Class A (1)                                   Vanguard(R) VIF Growth Portfolio
   The Putnam Fund for Growth and Income - Class A (1)                 Vanguard(R) VIF High Yield Bond Portfolio
                                                                       Vanguard(R) VIF International Portfolio
UBS Series Trust ("UBS"):                                              Vanguard(R) VIF Mid-Cap Index Portfolio
   UBS U.S. Allocation Portfolio (2)                                   Vanguard(R) VIF Money Market Portfolio
                                                                       Vanguard(R) VIF REIT Index Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                       Vanguard(R) VIF Short-Term Investment-Grade Portfolio
                                                                         (7)
   UIF Core Plus Fixed Income Portfolio - Class I (1)                  Vanguard(R) VIF Small Company Growth Portfolio
   UIF Equity Growth Portfolio - Class I (1)                           Vanguard(R) VIF Total Bond Market Index Portfolio
   UIF International Magnum Portfolio - Class I (1)                    Vanguard(R) VIF Total Stock Market Index Portfolio
   UIF Mid Cap Growth Portfolio - Class I (1)
   UIF Money Market Portfolio - Class I (1)
   UIF Technology Portfolio - Class I (1)
   UIF Value Portfolio - Class I (1)

Van Eck Worldwide Insurance Trust ("Van Eck"):
   Van Eck Worldwide Emerging Markets Fund
   Van Eck Worldwide Hard Assets Fund

                                   VA A - 25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(1)  Sub-accounts had no activity.
(2) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.
(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective May 1, 2004, Putnam International Capital Opportunities Fund - Class A is no longer available for investment in the GIVA contract.
(5) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard class changed its name to Delaware VIP Value Series - Standard class.
(7) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.
(8) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the GIVA contract.
(9) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(10) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(11) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(12) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class
     A and AllianceBernstein Premier Growth Portfolio - Class B changed its names to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
(13) Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
(14) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and AllianceBernstein Global Technology Portfolio - Class B, respectively.
(15) Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.
(16) Effective July 1, 2005, Columbia High Yield Opportunity Fund and Columbia Newport Tiger Fund are no longer offered as investment options.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

                                   VA A - 26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5.0% for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset values of the Sub-accounts. A summary of the charges by contract follows:

                                   VA A - 27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Contracts        Mortality and Expense Risk
---------        --------------------------
Gallery                     1.40%
Ovation                     1.40%
Ovation Advisor             1.40%
Ovation Plus                1.40%
Paradigm                    1.40%
Profile                     1.40%
GIVA                        1.25%
Trilogy                     1.40%
Vanguard SPIA               0.52%
Variable Annuity            1.40%

Accidental death benefit charges - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line in the statement of operations.

Annual administrative fee - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Distribution charges - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. Distribution charges are included as part of the administrative charges line in the Statement of Changes in Net Assets under principal transactions.

Death benefit rider charges - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. The Annual Ratchet Plan charges are included as part of the administrative charges line in the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. The Equity Assurance Plan charges are included as part of the administrative charges line in the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

                                   VA A - 28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Surrender charge - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subject to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.

                                   VA A - 29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                             Cost of   Proceeds from
Sub-accounts                                                                Purchases      Sales
--------------------------------------------------------------------------- ---------- -------------
AIM V.I. Capital Appreciation Fund - Series I                               $   12,328  $   58,283
AIM V.I. International Growth Fund - Series I                                    7,461      27,294
AllianceBernstein Americas Government Income Portfolio - Class A               972,336   1,085,721
AllianceBernstein Global Bond Portfolio - Class A                              604,816     554,217
AllianceBernstein Global Dollar Government Portfolio - Class A                 518,414     653,213
AllianceBernstein Global Technology Portfolio - Class A                        156,747   2,406,020
AllianceBernstein Global Technology Portfolio - Class B                         44,284     170,844
AllianceBernstein Growth and Income Portfolio - Class A                        749,244   5,883,733
AllianceBernstein Growth and Income Portfolio - Class B                      1,098,439   1,796,684
AllianceBernstein Growth Portfolio - Class A                                   379,797   3,360,392
AllianceBernstein Growth Portfolio - Class B                                   487,357     719,348
AllianceBernstein High Yield Portfolio - Class A                               741,768     778,489
AllianceBernstein International Portfolio - Class A                            425,778   1,097,583
AllianceBernstein International Value Portfolio - Class A                      696,667     562,404
AllianceBernstein Large Cap Growth Portfolio - Class A                         282,824   4,772,208
AllianceBernstein Large Cap Growth Portfolio - Class B                         201,797     734,006
AllianceBernstein Money Market Portfolio - Class A                             906,263   2,005,431
AllianceBernstein Money Market Portfolio - Class B                             991,531   1,990,671
AllianceBernstein Real Estate Investment Portfolio - Class A                 1,271,451   1,199,707
AllianceBernstein Small Cap Growth Portfolio - Class A                         244,868   1,186,944
AllianceBernstein Small/Mid Cap Value Portfolio - Class A                    1,338,847     509,026
AllianceBernstein Total Return Portfolio - Class A                             985,771   1,874,730
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A  1,143,641   1,706,518
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B      8,453      10,232
AllianceBernstein Utility Income Portfolio - Class A                           464,075     961,765
AllianceBernstein Value Portfolio - Class B                                    998,206     977,224
AllianceBernstein Worldwide Privatization Portfolio - Class A                  449,329   1,129,493
Delaware VIP Balanced Series - Standard class                                    3,015      31,737
Delaware VIP Capital Reserves Series - Standard class                            9,499       4,701
Delaware VIP Cash Reserves Series - Standard class                               3,400      18,674
Delaware VIP Growth Opportunities Series - Standard class                           --      86,846
Delaware VIP High Yield Series - Standard class                                  3,339       7,452
Delaware VIP Value Series - Standard class                                      26,642     221,229
Dreyfus Stock Index Fund, Inc. - Initial shares                                 46,414     338,490
Dreyfus VIF Small Company Stock Portfolio - Initial shares                       8,238      77,604
Fidelity VIP Asset Manager Portfolio - Initial Class                            29,416     181,997
Fidelity VIP Contrafund Portfolio - Initial Class                               81,977     135,283
Fidelity VIP Growth Portfolio - Initial Class                                   16,861     254,048
Fidelity VIP High Income Portfolio - Initial Class                              14,167      30,885
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    26,972     207,503
Fidelity VIP Money Market Portfolio - Initial Class                             57,837      75,856
Fidelity VIP Overseas Portfolio - Initial Class                                    917       6,025
Mercury Basic Value V.I. Fund - Class I                                          8,675       1,451
Mercury Core Bond V.I. Fund - Class I                                            3,252       2,511
Mercury Global Allocation V.I. Fund - Class I                                    1,596         953
Mercury Global Growth V.I. Fund - Class I                                          184         220
Mercury High Current Income V.I. Fund - Class I                                  3,587         656
Mercury International Value V.I. Fund - Class I                                    832         437
Mercury Large Cap Core V.I. Fund - Class I                                       1,026         307
UBS U.S. Allocation Portfolio                                                    2,972      30,864
Van Eck Worldwide Emerging Markets Fund                                          4,712       4,928
Van Eck Worldwide Hard Assets Fund                                              31,447       5,793

                                   VA A - 30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                    Cost of  Proceeds from
Sub-accounts                                       Purchases     Sales
-------------------------------------------------- --------- -------------
Vanguard Dividend Growth Fund                      $ 24,786    $      3
Vanguard LifeStrategy Income Fund                     1,683       3,954
Vanguard VIF Balanced Portfolio                     181,937     100,334
Vanguard VIF Capital Growth Portfolio                 5,346       2,771
Vanguard VIF Diversified Value Portfolio             33,384      21,706
Vanguard VIF Equity Income Portfolio                 68,455      37,108
Vanguard VIF Equity Index Portfolio                   1,501       2,595
Vanguard VIF Growth Portfolio                           161       3,570
Vanguard VIF High Yield Bond Portfolio                1,834       2,563
Vanguard VIF International Portfolio                 58,182       6,552
Vanguard VIF Mid-Cap Index Portfolio                 68,757       8,013
Vanguard VIF Money Market Portfolio                 497,351     498,024
Vanguard VIF REIT Index Portfolio                    50,469       7,949
Vanguard VIF Short-Term Investment-Grade Portfolio      174         606
Vanguard VIF Small Company Growth Portfolio           3,177       6,232
Vanguard VIF Total Bond Market Index Portfolio      115,122       8,818
Vanguard VIF Total Stock Market Index Portfolio      41,801      18,734

                                   VA A - 31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2005.

                                                                              Net Asset Value Value of Shares Cost of Shares
Sub-accounts                                                         Shares      Per Share     at Fair Value       Held
------------------------------------------------------------------- --------- --------------- --------------- --------------
AIM V.I. Capital Appreciation Fund - Series I                          12,148     $24.68        $   299,808    $   352,611
AIM V.I. International Growth Fund - Series I                           7,782      23.17            180,306        144,329
AllianceBernstein Americas Government Income Portfolio - Class A      317,038      13.06          4,140,523      4,015,987
AllianceBernstein Global Bond Portfolio - Class A                     109,324      11.32          1,237,545      1,402,910
AllianceBernstein Global Dollar Government Portfolio - Class A        165,318      14.42          2,383,888      2,306,323
AllianceBernstein Global Technology Portfolio - Class A               665,842      15.86         10,560,248     18,314,603
AllianceBernstein Global Technology Portfolio - Class B               101,787      15.63          1,590,935      1,309,477
AllianceBernstein Growth and Income Portfolio - Class A             1,125,536      24.88         28,003,324     23,978,238
AllianceBernstein Growth and Income Portfolio - Class B               421,629      24.65         10,393,153      8,569,059
AllianceBernstein Growth Portfolio - Class A                          767,726      20.49         15,730,708     17,832,569
AllianceBernstein Growth Portfolio - Class B                          168,245      20.15          3,390,138      2,427,932
AllianceBernstein High Yield Portfolio - Class A                      397,198       7.43          2,951,178      2,961,481
AllianceBernstein International Portfolio - Class A                   322,712      18.09          5,837,860      3,557,076
AllianceBernstein International Value Portfolio - Class A             119,354      19.06          2,274,889      1,714,754
AllianceBernstein Large Cap Growth Portfolio - Class A                754,969      26.99         20,376,613     24,000,974
AllianceBernstein Large Cap Growth Portfolio - Class B                136,236      26.54          3,615,710      2,575,251
AllianceBernstein Money Market Portfolio - Class A                  2,635,150       1.00          2,635,150      2,635,150
AllianceBernstein Money Market Portfolio - Class B                  2,091,841       1.00          2,091,841      2,091,841
AllianceBernstein Real Estate Investment Portfolio - Class A          235,346      19.98          4,702,204      3,556,143
AllianceBernstein Small Cap Growth Portfolio - Class A                423,988      12.26          5,198,091      4,581,768
AllianceBernstein Small/Mid Cap Value Portfolio - Class A             299,089      17.06          5,102,466      4,005,450
AllianceBernstein Total Return Portfolio - Class A                    598,538      19.18         11,479,967     10,222,835
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
  Class A                                                             748,763      11.82          8,850,373      9,212,951
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
  Class B                                                              12,727      11.72            149,163        151,952
AllianceBernstein Utility Income Portfolio - Class A                  199,896      20.64          4,125,857      3,172,766
AllianceBernstein Value Portfolio - Class B                           377,166      12.84          4,842,807      3,966,959
AllianceBernstein Worldwide Privatization Portfolio - Class A         214,674      24.27          5,210,136      3,521,572
Delaware VIP Balanced Series - Standard class                           9,006      13.53            121,845        146,305
Delaware VIP Capital Reserves Series - Standard class                  23,672       9.71            229,857        228,325
Delaware VIP Cash Reserves Series - Standard class                    114,521       1.00            114,521        114,521
Delaware VIP Growth Opportunities Series - Standard class              33,523      17.78            596,031        532,907
Delaware VIP High Yield Series - Standard class                         7,815       5.91             46,184         48,315
Delaware VIP Value Series - Standard class                             76,815      19.23          1,477,150      1,221,799
Dreyfus Stock Index Fund, Inc. - Initial shares                        44,533      31.82          1,417,053      1,388,739
Dreyfus VIF Small Company Stock Portfolio - Initial shares              5,220      21.77            113,631         98,370
Fidelity VIP Asset Manager Portfolio - Initial Class                   29,336      15.04            441,208        424,270
Fidelity VIP Contrafund Portfolio - Initial Class                      23,502      31.03            729,281        553,991
Fidelity VIP Growth Portfolio - Initial Class                          40,102      33.70          1,351,432      1,679,110
Fidelity VIP High Income Portfolio - Initial Class                     13,925       6.17             85,918         84,236
Fidelity VIP Investment Grade Bond Portfolio - Initial Class           15,974      12.76            203,834        209,664
Fidelity VIP Money Market Portfolio - Initial Class                 1,359,907       1.00          1,359,907      1,359,907
Fidelity VIP Overseas Portfolio - Initial Class                         4,181      20.61             86,171         75,174
Mercury Basic Value V.I. Fund - Class I                                 6,793      14.77            100,332         90,697
Mercury Core Bond V.I. Fund - Class I                                   5,853      11.95             69,948         66,024
Mercury Global Allocation V.I. Fund - Class I                           5,005      13.54             67,764         63,681
Mercury Global Growth V.I. Fund - Class I                               1,482      10.99             16,286         14,885
Mercury High Current Income V.I. Fund - Class I                         5,827       7.55             43,995         49,850
Mercury International Value V.I. Fund - Class I                         2,109      14.86             31,337         22,799
Mercury Large Cap Core V.I. Fund - Class I                                687      31.69             21,762         20,488
UBS U.S. Allocation Portfolio                                          12,552      14.19            178,111        186,344
Van Eck Worldwide Emerging Markets Fund                                 4,475      19.91             89,095         44,297

                                   VA A - 32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                          Net Asset Value Value of Shares Cost of Shares
Sub-accounts                                       Shares    Per Share     at Fair Value       Held
-------------------------------------------------- ------ --------------- --------------- --------------
Van Eck Worldwide Hard Assets Fund                  2,864     $27.74         $ 79,437        $ 48,138
Vanguard Dividend Growth Fund                       1,978      12.42           24,566          24,783
Vanguard LifeStrategy Income Fund                   3,539      13.49           47,736          48,271
Vanguard VIF Balanced Portfolio                    10,880      19.04          207,148         195,163
Vanguard VIF Capital Growth Portfolio               1,951      16.01           31,232          26,826
Vanguard VIF Diversified Value Portfolio            3,908      14.37           56,153          50,395
Vanguard VIF Equity Income Portfolio                3,130      18.60           58,214          54,837
Vanguard VIF Equity Index Portfolio                   883      27.87           24,616          23,001
Vanguard VIF Growth Portfolio                       2,883      12.95           37,329          32,145
Vanguard VIF High Yield Bond Portfolio              2,770       8.59           23,791          23,307
Vanguard VIF International Portfolio                7,035      17.37          122,203         104,669
Vanguard VIF Mid-Cap Index Portfolio                7,110      18.35          130,462         110,171
Vanguard VIF Money Market Portfolio                10,827       1.00           10,827          10,827
Vanguard VIF REIT Index Portfolio                   5,683      20.26          115,128          96,331
Vanguard VIF Short-Term Investment-Grade Portfolio    481      10.51            5,060           5,042
Vanguard VIF Small Company Growth Portfolio         3,193      19.61           62,609          56,509
Vanguard VIF Total Bond Market Index Portfolio     13,767      11.21          154,324         154,363
Vanguard VIF Total Stock Market Index Portfolio     7,012      29.51          206,927         181,696

                                   VA A - 33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                           Annuity
                                                               Accumulation  Accumulation   Units  Annuity Units Net Increase
Sub-accounts                                                   Units Issued Units Redeemed Issued    Redeemed     (Decrease)
-------------------------------------------------------------- ------------ -------------- ------- ------------- ------------
1 AIM V.I. Capital Appreciation Fund - Series I                    1,837         (5,584)     --          --          (3,747)
1 AIM V.I. International Growth Fund - Series I                      531         (2,054)     --          --          (1,523)
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                         16,444        (33,163)     --          --         (16,719)
1 AllianceBernstein Global Bond Portfolio - Class A               16,151        (22,468)     11         (73)         (6,379)
1 AllianceBernstein Global Bond Portfolio - Class A                   --           (102)     --          --            (102)
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                          2,772        (14,100)     --          --         (11,328)
1 AllianceBernstein Global Technology Portfolio - Class A          2,252       (138,177)     --          --        (135,925)
1 AllianceBernstein Global Technology Portfolio - Class A             (1)        (6,997)     --          --          (6,998)
2 AllianceBernstein Global Technology Portfolio - Class A             --            (85)     --          --             (85)
4 AllianceBernstein Global Technology Portfolio - Class B          1,324        (19,585)     --          --         (18,261)
1 AllianceBernstein Growth and Income Portfolio - Class A            852       (131,687)     11         (51)       (130,875)
1 AllianceBernstein Growth and Income Portfolio - Class A            127         (3,235)     --          --          (3,108)
2 AllianceBernstein Growth and Income Portfolio - Class A             --            (80)     --          --             (80)
3 AllianceBernstein Growth and Income Portfolio - Class A             --             (9)     --          --              (9)
4 AllianceBernstein Growth and Income Portfolio - Class B         10,014        (27,309)     18        (130)        (17,407)
1 AllianceBernstein Growth Portfolio - Class A                       346       (103,349)     --          --        (103,003)
1 AllianceBernstein Growth Portfolio - Class A                        --        (12,783)     --          --         (12,783)
2 AllianceBernstein Growth Portfolio - Class A                        --            (78)     --          --             (78)
3 AllianceBernstein Growth Portfolio - Class A                        --             --      --          --              --
4 AllianceBernstein Growth Portfolio - Class B                     9,788        (15,912)     --          --          (6,124)
1 AllianceBernstein High Yield Portfolio - Class A                10,268        (32,600)     10         (62)        (22,384)
1 AllianceBernstein International Portfolio - Class A             14,205        (52,442)     --          --         (38,237)
3 AllianceBernstein International Portfolio--Class A                  --             --      --          --              --
1 AllianceBernstein International Value Portfolio - Class A       17,393         (9,785)     --          --           7,608
1 AllianceBernstein Large Cap Growth Portfolio - Class A           1,404       (149,906)     11         (43)       (148,534)
1 AllianceBernstein Large Cap Growth Portfolio - Class A              --         (5,573)     --          --          (5,573)
2 AllianceBernstein Large Cap Growth Portfolio - Class A              --            (74)     --          --             (74)
3 AllianceBernstein Large Cap Growth Portfolio - Class A              --             (7)     --          --              (7)
4 AllianceBernstein Large Cap Growth Portfolio - Class B           1,889        (73,124)     --          --         (71,235)
1 AllianceBernstein Money Market Portfolio - Class A              52,271       (140,212)     --          --         (87,941)
3 AllianceBernstein Money Market Portfolio - Class A                  --             --      --          --              --
4 AllianceBernstein Money Market Portfolio - Class B              16,722        (97,194)     --          --         (80,472)
1 AllianceBernstein Real Estate Investment Portfolio - Class A    11,830        (32,721)      6         (18)        (20,903)
3 AllianceBernstein Real Estate Investment Portfolio - Class A        --             (1)     --          --              (1)
1 AllianceBernstein Small Cap Growth Portfolio - Class A           2,573        (74,621)     32         (96)        (72,112)
1 AllianceBernstein Small Cap Growth Portfolio - Class A              --         (5,234)     --          --          (5,234)
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A       55,171        (15,283)     --          --          39,888
1 AllianceBernstein Total Return Portfolio - Class A              27,394        (68,407)     33        (243)        (41,223)
1 AllianceBernstein Total Return Portfolio - Class A                  --           (584)      1        (142)           (725)
2 AllianceBernstein Total Return Portfolio - Class A                  --           (126)     --          --            (126)
3 AllianceBernstein Total Return Portfolio - Class A                  --             --      --          --              --
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                             14,945        (73,453)     49        (399)        (58,858)
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                                 --            (10)     --          --             (10)
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                                 --           (499)     --          --            (499)
1 AllianceBernstein Utility Income Portfolio - Class A             6,508        (30,290)     --          --         (23,782)
3 AllianceBernstein Utility Income Portfolio - Class A                --             (1)     --          --              (1)
4 AllianceBernstein Value Portfolio - Class B                     28,780        (31,495)     --          --          (2,715)
1 AllianceBernstein Worldwide Privatization Portfolio -
  Class A                                                          3,751        (27,870)      6         (20)        (24,133)
5 Delaware VIP Balanced Series - Standard class                       --         (1,050)     --          --          (1,050)

                                   VA A - 34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                           Annuity
                                                               Accumulation  Accumulation   Units  Annuity Units Net Increase
Sub-accounts                                                   Units Issued Units Redeemed Issued    Redeemed     (Decrease)
-------------------------------------------------------------- ------------ -------------- ------- ------------- ------------
5 Delaware VIP Capital Reserves Series - Standard class              --            (82)        --          --          (82)
5 Delaware VIP Cash Reserves Series - Standard class                 --         (1,036)        --          --       (1,036)
5 Delaware VIP Growth Opportunities Series - Standard class          --         (2,620)        --          --       (2,620)
5 Delaware VIP High Yield Series - Standard class                    --           (279)        --          --         (279)
5 Delaware VIP Value Series - Standard class                         --         (5,388)        --          --       (5,388)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                    62        (16,654)        --          --      (16,592)
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares         17         (5,373)        --          --       (5,356)
1 Fidelity VIP Asset Manager Portfolio - Initial Class               --        (10,256)        --          --      (10,256)
1 Fidelity VIP Contrafund Portfolio - Initial Class               4,146         (7,079)        --          --       (2,933)
1 Fidelity VIP Growth Portfolio - Initial Class                   1,137        (16,392)        --          --      (15,255)
1 Fidelity VIP High Income Portfolio - Initial Class                 97         (2,705)        --          --       (2,608)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class      266        (12,796)        --          --      (12,530)
1 Fidelity VIP Money Market Portfolio - Initial Class               867         (4,066)        --          --       (3,199)
1 Fidelity VIP Overseas Portfolio - Initial Class                    --           (356)        --          --         (356)
1 Mercury Basic Value V.I. Fund - Class I                            --             (6)        --          --           (6)
1 Mercury Core Bond V.I. Fund - Class I                              --           (113)        --          --         (113)
1 Mercury Global Allocation V.I. Fund - Class I                      --             (4)        --          --           (4)
1 Mercury Global Growth V.I. Fund - Class I                          --             (2)        --          --           (2)
1 Mercury High Current Income V.I. Fund - Class I                     1             (4)        --          --           (3)
1 Mercury International Value V.I. Fund - Class I                    --             (3)        --          --           (3)
1 Mercury Large Cap Core V.I. Fund - Class I                         --             (1)        --          --           (1)
1 UBS U.S. Allocation Portfolio                                      --         (1,817)        --          --       (1,817)
1 Van Eck Worldwide Emerging Markets Fund                           285           (287)        --          --           (2)
1 Van Eck Worldwide Hard Assets Fund                              1,935             (2)        --          --        1,933
6 Vanguard Dividend Growth Fund                                      --             --      1,937          --        1,937
6 Vanguard LifeStrategy Income Fund                                  --             --         --        (337)        (337)
6 Vanguard VIF Balanced Portfolio                                    --             --      8,347      (1,709)       6,638
6 Vanguard VIF Capital Growth Portfolio                              --             --        398        (209)         189
6 Vanguard VIF Diversified Value Portfolio                           --             --      1,270        (415)         855
6 Vanguard VIF Equity Income Portfolio                               --             --      2,679        (361)       2,318
6 Vanguard VIF Equity Index Portfolio                                --             --         --        (205)        (205)
6 Vanguard VIF Growth Portfolio                                      --             --         --        (294)        (294)
6 Vanguard VIF High Yield Bond Portfolio                             --             --         --        (214)        (214)
6 Vanguard VIF International Portfolio                               --             --      3,916        (457)       3,459
6 Vanguard VIF Mid-Cap Index Portfolio                               --             --      5,028        (559)       4,469
6 Vanguard VIF Money Market Portfolio                                --             --     48,697     (48,791)         (94)
6 Vanguard VIF REIT Index Portfolio                                  --             --      2,926        (515)       2,411
6 Vanguard VIF Short-Term Investment-Grade Portfolio                 --             --         --         (56)         (56)
6 Vanguard VIF Small Company Growth Portfolio                        --             --         --        (492)        (492)
6 Vanguard VIF Total Bond Market Index Portfolio                     --             --     10,466        (790)       9,676
6 Vanguard VIF Total Stock Market Index Portfolio                    --             --      2,892      (1,462)       1,430

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5  Variable Annuity product.
6  Vanguard SPIA product.

                                   VA A - 35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                           Accumulation
                                                              Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                                                  Units Issued   Redeemed      Issued       Redeemed     (Decrease)
------------------------------------------------------------- ------------ ------------ ------------- ------------- ------------
1 AIM V.I. Capital Appreciation Fund - Series I                     592        (8,614)       --              --         (8,022)
1 AIM V.I. International Growth Fund - Series I                     290        (3,380)       --              --         (3,090)
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                         1,110       (69,423)       --              --        (68,313)
1 AllianceBernstein Global Bond Portfolio - Class A               3,114       (41,177)        8             (71)       (38,126)
1 AllianceBernstein Global Bond Portfolio - Class A                  --          (109)       --              --           (109)
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                           664       (41,955)       --              --        (41,291)
1 AllianceBernstein Growth and Income Portfolio - Class A        12,038      (154,539)        5             (53)      (142,549)
1 AllianceBernstein Growth and Income Portfolio - Class A            --       (24,816)       --          (1,194)       (26,010)
2 AllianceBernstein Growth and Income Portfolio - Class A            --            (1)       --              --             (1)
3 AllianceBernstein Growth and Income Portfolio - Class A            --            (4)       --              --             (4)
4 AllianceBernstein Growth and Income Portfolio - Class B        73,970       (35,073)       --            (127)        38,770
1 AllianceBernstein Growth Portfolio - Class A                      372       (91,588)       --              --        (91,216)
1 AllianceBernstein Growth Portfolio - Class A                       --        (8,191)       --              --         (8,191)
2 AllianceBernstein Growth Portfolio - Class A                       --            --        --              --             --
3 AllianceBernstein Growth Portfolio - Class A                       --            (1)       --              --             (1)
4 AllianceBernstein Growth Portfolio - Class B                    4,983        (9,097)       --              --         (4,114)
1 AllianceBernstein High Yield Portfolio - Class A                5,901       (66,256)       --             (58)       (60,413)
1 AllianceBernstein International Portfolio - Class A            18,782       (43,459)       --              --        (24,677)
3 AllianceBernstein International Portfolio - Class A                --            (1)       --              --             (1)
1 AllianceBernstein International Value Portfolio - Class A      21,671        (8,501)       --              --         13,170
1 AllianceBernstein Money Market Portfolio - Class A                110      (148,332)       --              --       (148,222)
3 AllianceBernstein Money Market Portfolio - Class A                 --            (1)       --              --             (1)
4 AllianceBernstein Money Market Portfolio - Class B            119,580      (199,135)       --              --        (79,555)
1 AllianceBernstein Premier Growth Portfolio - Class A              621      (163,418)        4             (46)      (162,839)
1 AllianceBernstein Premier Growth Portfolio - Class A               --        (4,035)       --              --         (4,035)
2 AllianceBernstein Premier Growth Portfolio - Class A               --            --        --              --             --
3 AllianceBernstein Premier Growth Portfolio - Class A               --          (121)       --              --           (121)
4 AllianceBernstein Premier Growth Portfolio - Class B           19,859       (86,521)       --              --        (66,662)
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                        24,151       (31,350)        4             (24)        (7,219)
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                            35        (1,487)       --              --         (1,452)
1 AllianceBernstein Small Cap Growth Portfolio - Class A         39,082       (92,157)        2             (89)       (53,162)
1 AllianceBernstein Small Cap Growth Portfolio - Class A            113        (1,421)       --              --         (1,308)
1 AllianceBernstein Small Cap Value Portfolio - Class A          13,000       (37,839)       --              --        (24,839)
1 AllianceBernstein Technology Portfolio - Class A                1,769      (172,046)       --              --       (170,277)
1 AllianceBernstein Technology Portfolio - Class A                   --        (7,946)       --            (419)        (8,365)
2 AllianceBernstein Technology Portfolio - Class A                   --            --        --              --             --
3 AllianceBernstein Technology Portfolio - Class A                   --           (56)       --              --            (56)
4 AllianceBernstein Technology Portfolio - Class B               11,661       (53,585)       --              --        (41,924)
1 AllianceBernstein Total Return Portfolio - Class A             40,645      (117,567)        1            (235)       (77,156)
1 AllianceBernstein Total Return Portfolio - Class A                 --        (2,734)       --            (149)        (2,883)
2 AllianceBernstein Total Return Portfolio - Class A                 --            --        --              --             --
3 AllianceBernstein Total Return Portfolio - Class A                 --            (1)       --              --             (1)
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                             6,114      (138,122)        7            (387)      (132,388)
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                                --        (1,281)       --              --         (1,281)
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                                95        (1,960)       --              --         (1,865)
1 AllianceBernstein Utility Income Portfolio - Class A           22,547       (38,654)       --              --        (16,107)
3 AllianceBernstein Utility Income Portfolio - Class A              162            --        --              --            162
4 AllianceBernstein Value Portfolio - Class B                    27,144       (45,655)       --              --        (18,511)
1 AllianceBernstein Worldwide Privatization Portfolio - Class
  A                                                              19,382       (36,695)        4             (22)       (17,331)

                                   VA A - 36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                            Accumulation
                                                               Accumulation    Units     Annuity Units Annuity Units Net Increase
Sub-accounts                                                   Units Issued   Redeemed      Issued       Redeemed     (Decrease)
-------------------------------------------------------------- ------------ ------------ ------------- ------------- ------------
5 Delaware VIP Balanced Series - Standard class                       --         (717)          --             --         (717)
5 Delaware VIP Capital Reserves Series - Standard class               --         (153)          --             --         (153)
5 Delaware VIP Cash Reserves Series - Standard class                  --      (27,828)          --             --      (27,828)
5 Delaware VIP Growth Opportunities Series - Standard class           --       (1,944)          --             --       (1,944)
5 Delaware VIP High Yield Series - Standard class                     --         (277)          --             --         (277)
5 Delaware VIP Value Series - Standard class                          --       (6,471)          --             --       (6,471)
1 Dreyfus Stock Index Fund, Inc. - Initial shares                    171      (20,016)          --             --      (19,845)
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares         218       (7,174)          --             --       (6,956)
1 Fidelity VIP Asset Manager Portfolio - Initial Class             1,894      (16,715)          --             --      (14,821)
1 Fidelity VIP Contrafund Portfolio - Initial Class                1,836      (12,038)          --             --      (10,202)
1 Fidelity VIP Growth Portfolio - Initial Class                      960      (33,450)          --             --      (32,490)
1 Fidelity VIP High Income Portfolio - Initial Class                 255      (12,320)          --             --      (12,065)
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class       114      (12,676)          --         (1,123)     (13,685)
1 Fidelity VIP Money Market Portfolio - Initial Class             16,472      (38,911)          --             --      (22,439)
1 Fidelity VIP Overseas Portfolio - Initial Class                    593         (720)          --             --         (127)
1 Merrill Lynch Basic Value V.I. Fund - Class I                       --           (6)          --             --           (6)
1 Merrill Lynch Core Bond V.I. Fund - Class I                         --         (115)          --             --         (115)
1 Merrill Lynch Global Allocation V.I. Fund - Class I                 --           (5)          --             --           (5)
1 Merrill Lynch Global Growth V.I. Fund - Class I                     --           (1)          --             --           (1)
1 Merrill Lynch High Current Income V.I. Fund - Class I               --           (4)          --             --           (4)
1 Merrill Lynch International Value V.I. Fund - Class I               --           (2)          --             --           (2)
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                    --           (2)          --             --           (2)
1 UBS U.S. Allocation Portfolio                                       --       (1,274)          --             --       (1,274)
1 Van Eck Worldwide Emerging Markets Fund                             36           (1)          --             --           35
1 Van Eck Worldwide Hard Assets Fund                                 589           (2)          --             --          587
6 Vanguard LifeStrategy Income Fund                                   --           --        4,605             --        4,605
6 Vanguard VIF Balanced Portfolio                                     --           --        9,966           (340)       9,626
6 Vanguard VIF Capital Growth Portfolio                               --           --        2,257           (139)       2,118
6 Vanguard VIF Diversified Value Portfolio                            --           --        3,214           (183)       3,031
6 Vanguard VIF Equity Income Portfolio                                --           --        2,272           (140)       2,132
6 Vanguard VIF Equity Index Portfolio                                 --           --        2,311           (142)       2,169
6 Vanguard VIF Growth Portfolio                                       --           --        3,441           (196)       3,245
6 Vanguard VIF High Yield Bond Portfolio                              --           --        2,421           (149)       2,272
6 Vanguard VIF International Portfolio                                --           --        4,743           (284)       4,459
6 Vanguard VIF Mid-Cap Index Portfolio                                --           --        4,503           (277)       4,226
6 Vanguard VIF Money Market Portfolio                                 --           --       79,934        (78,794)       1,140
6 Vanguard VIF REIT Index Portfolio                                   --           --        5,124           (308)       4,816
6 Vanguard VIF Short-Term Investment-Grade Portfolio                  --           --          567            (24)         543
6 Vanguard VIF Small Company Growth Portfolio                         --           --        5,680           (335)       5,345
6 Vanguard VIF Total Bond Market Index Portfolio                      --           --        5,043           (311)       4,732
6 Vanguard VIF Total Stock Market Index Portfolio                     --           --       15,332           (724)      14,608

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5  Variable Annuity product.
6  Vanguard SPIA product.

                                   VA A - 37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                      Unit                  Investment     Expense    Total
Sub-accounts                                                Units (a) Value  Net Assets  Income Ratio (b) Ratio (c) Return (d)
----------------------------------------------------------- --------- ------ ----------- ---------------- --------- ----------
2005
1 AIM V.I. Capital Appreciation Fund - Series I               26,013  $11.53 $   299,808       0.06%        1.40%      7.33%
1 AIM V.I. International Growth Fund - Series I               12,446   14.49     180,306       0.62%        1.40%     16.29%
1 AllianceBernstein Americas Government Income
  Portfolio - Class A                                        193,590   21.39   4,140,523       6.42%        1.40%      7.16%
1 AllianceBernstein Global Bond Portfolio - Class A           74,283   16.49   1,224,824      10.82%        1.40%     -8.94%
1 AllianceBernstein Global Bond Portfolio - Class A              996   12.78      12,721       9.04%        1.40%     -8.94%
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                     71,270   33.45   2,383,888       5.92%        1.40%      8.10%
1 AllianceBernstein Global Technology Portfolio - Class A *  652,116   15.89  10,361,291       0.00%        1.40%      2.42%
1 AllianceBernstein Global Technology Portfolio - Class A *   13,919   14.29     198,957       0.00%        1.40%      2.42%
2 AllianceBernstein Global Technology Portfolio - Class A *       --   15.82          --       0.00%        1.45%      2.37%
4 AllianceBernstein Global Technology Portfolio - Class B *  258,781    6.15   1,590,935       0.00%        1.40%      2.21%
1 AllianceBernstein Growth and Income Portfolio - Class A    677,861   40.05  27,147,119       1.46%        1.40%      3.41%
1 AllianceBernstein Growth and Income Portfolio - Class A     20,100   25.31     508,758       1.50%        1.40%      3.41%
2 AllianceBernstein Growth and Income Portfolio - Class A         --   39.88          --       0.00%        1.45%      3.36%
3 AllianceBernstein Growth and Income Portfolio - Class A      8,544   40.67     347,447       1.44%        1.25%      3.57%
4 AllianceBernstein Growth and Income Portfolio - Class B    263,674   39.42  10,393,153       1.32%        1.40%      3.15%
1 AllianceBernstein Growth Portfolio - Class A               551,421   27.71  15,279,351       0.00%        1.40%     10.42%
1 AllianceBernstein Growth Portfolio - Class A                23,842   17.70     421,894       0.00%        1.40%     10.42%
2 AllianceBernstein Growth Portfolio - Class A                    --   27.59          --       0.00%        1.45%     10.36%
3 AllianceBernstein Growth Portfolio - Class A                 1,047   28.14      29,463       0.00%        1.25%     10.58%
4 AllianceBernstein Growth Portfolio - Class B               124,415   27.25   3,390,138       0.00%        1.40%     10.09%
1 AllianceBernstein High Yield Portfolio - Class A           267,837   11.02   2,951,178       8.01%        1.40%      0.37%
1 AllianceBernstein International Portfolio - Class A        319,485   18.14   5,796,862       0.49%        1.40%     17.51%
3 AllianceBernstein International Portfolio - Class A          2,225   18.43      40,997       0.47%        1.25%     17.69%
1 AllianceBernstein International Value Portfolio - Class A  122,895   18.51   2,274,889       0.58%        1.40%     15.17%
1 AllianceBernstein Large Cap Growth Portfolio - Class A *   636,739   31.59  20,114,477       0.00%        1.40%     13.55%
1 AllianceBernstein Large Cap Growth Portfolio - Class A *     8,365   13.59     113,657       0.00%        1.40%     13.55%
2 AllianceBernstein Large Cap Growth Portfolio - Class A *        --   31.46          --       0.00%        1.45%     13.49%
3 AllianceBernstein Large Cap Growth Portfolio - Class A *     4,629   32.08     148,478       0.00%        1.25%     13.72%
4 AllianceBernstein Large Cap Growth Portfolio - Class B *   467,092    7.74   3,615,710       0.00%        1.40%     13.25%
1 AllianceBernstein Money Market Portfolio - Class A         204,494   12.86   2,629,749       2.12%        1.40%      0.94%
3 AllianceBernstein Money Market Portfolio - Class A             947   13.06      12,364       2.33%        1.25%      1.09%
4 AllianceBernstein Money Market Portfolio - Class B         165,679   12.65   2,096,349       1.81%        1.40%      0.68%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                    184,057   25.39   4,672,404       3.26%        1.40%     10.12%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                      1,158   25.73      29,800       3.10%        1.25%     10.29%
1 AllianceBernstein Small Cap Growth Portfolio - Class A     416,401   12.42   5,170,853       0.00%        1.40%      3.78%
1 AllianceBernstein Small Cap Growth Portfolio - Class A       2,252   12.09      27,238       0.00%        1.40%      3.78%
1 AllianceBernstein Small/Mid Cap Value Portfolio -
  Class A *                                                  288,254   17.70   5,102,466       0.72%        1.40%      5.43%
1 AllianceBernstein Total Return Portfolio - Class A         452,828   24.97  11,307,897       2.56%        1.40%      2.47%
1 AllianceBernstein Total Return Portfolio - Class A          10,316   12.36     127,470       2.61%        1.40%      2.47%
2 AllianceBernstein Total Return Portfolio - Class A              --   24.87          --       0.00%        1.45%      2.41%
3 AllianceBernstein Total Return Portfolio - Class A           2,259   19.74      44,601       2.52%        1.25%      2.62%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                        535,007   16.52   8,839,594       2.97%        1.40%      0.56%
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                            642   16.78      10,779       2.90%        1.25%      0.72%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                          9,174   16.26     149,163       2.72%        1.40%      0.34%
1 AllianceBernstein Utility Income Portfolio - Class A       174,397   23.62   4,120,102       2.11%        1.40%     14.45%

                                   VA A - 38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                         Unit                 Investment     Expense    Total
Sub-accounts                                                   Units (a) Value  Net Assets Income Ratio (b) Ratio (c) Return (d)
-------------------------------------------------------------- --------- ------ ---------- ---------------- --------- ----------
2005 - Continued
3 AllianceBernstein Utility Income Portfolio - Class A              250  $23.01 $    5,755       2.12%        1.25%     14.62%
4 AllianceBernstein Value Portfolio - Class B                   383,892   12.62  4,842,807       1.31%        1.40%      4.02%
1 AllianceBernstein Worldwide Privatization Portfolio -
  Class A                                                       179,303   29.06  5,210,136       0.44%        1.40%     19.16%
5 Delaware VIP Balanced Series - Standard class                   4,144   29.40    121,845       2.23%        1.25%      2.40%
5 Delaware VIP Capital Reserves Series - Standard class          10,231   22.49    230,118       4.11%        1.25%      0.54%
5 Delaware VIP Cash Reserves Series - Standard class              6,951   16.49    114,646       2.83%        1.25%      1.44%
5 Delaware VIP Growth Opportunities Series - Standard class      17,498   34.06    596,030       0.00%        1.25%     10.02%
5 Delaware VIP High Yield Series - Standard class                 1,860   24.83     46,184       6.81%        1.25%      2.30%
5 Delaware VIP Value Series - Standard class                     38,326   38.54  1,477,150       1.73%        1.25%      4.71%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                75,835   18.69  1,417,052       1.55%        1.40%      3.24%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares      7,895   14.39    113,631       0.00%        1.40%     -0.49%
1 Fidelity VIP Asset Manager Portfolio - Initial Class           27,417   16.09    441,208       2.97%        1.40%      2.60%
1 Fidelity VIP Contrafund Portfolio - Initial Class              38,596   18.90    729,281       0.28%        1.40%     15.32%
1 Fidelity VIP Growth Portfolio - Initial Class                  86,394   15.64  1,351,432       0.50%        1.40%      4.33%
1 Fidelity VIP High Income Portfolio - Initial Class              7,397   11.62     85,918      13.86%        1.40%      1.28%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class   12,567   16.22    203,834       4.67%        1.40%      0.77%
1 Fidelity VIP Money Market Portfolio - Initial Class           108,476   12.54  1,359,907       2.98%        1.40%      1.60%
1 Fidelity VIP Overseas Portfolio - Initial Class                 5,157   16.71     86,171       0.62%        1.40%     17.40%
1 Mercury Basic Value V.I. Fund - Class I *                       5,832   17.20    100,332       1.37%        1.40%      1.51%
1 Mercury Core Bond V.I. Fund - Class I *                         5,172   13.57     70,201       4.95%        1.40%      0.60%
1 Mercury Global Allocation V.I. Fund - Class I *                 4,457   15.20     67,764       2.46%        1.40%      8.98%
1 Mercury Global Growth V.I. Fund - Class I *                     1,629   10.00     16,285       1.20%        1.40%     13.47%
1 Mercury High Current Income V.I. Fund - Class I *               3,518   12.58     44,262       8.71%        1.40%      0.13%
1 Mercury International Value V.I. Fund - Class I *               2,025   15.47     31,337       2.78%        1.40%     10.13%
1 Mercury Large Cap Core V.I. Fund - Class I *                    1,312   16.59     21,762       0.65%        1.40%     11.63%
1 UBS U.S. Allocation Portfolio                                  11,078   16.08    178,111       1.59%        1.40%      5.31%
1 Van Eck Worldwide Emerging Markets Fund                         5,734   15.54     89,095       0.74%        1.40%     30.17%
1 Van Eck Worldwide Hard Assets Fund                              3,848   20.65     79,437       0.31%        1.40%     49.57%
6 Vanguard Dividend Growth Fund                                   1,937   12.68     24,566       0.00%        0.52%      3.70%
6 Vanguard LifeStrategy Income Fund                               4,268   11.18     47,736       3.44%        0.52%      2.70%
6 Vanguard VIF Balanced Portfolio                                16,264   12.74    207,147       2.52%        0.52%      6.28%
6 Vanguard VIF Capital Growth Portfolio                           2,307   13.54     31,232       0.56%        0.52%      7.12%
6 Vanguard VIF Diversified Value Portfolio                        3,886   14.45     56,153       1.63%        0.52%      7.06%
6 Vanguard VIF Equity Income Portfolio                            4,450   13.08     58,214       2.32%        0.52%      3.60%
6 Vanguard VIF Equity Index Portfolio                             1,964   12.53     24,616       1.77%        0.52%      4.25%
6 Vanguard VIF Growth Portfolio                                   2,951   12.65     37,329       0.43%        0.52%     10.92%
6 Vanguard VIF High Yield Bond Portfolio                          2,058   11.56     23,791       7.41%        0.52%      2.22%
6 Vanguard VIF International Portfolio                            7,918   15.43    122,203       0.93%        0.52%     15.71%
6 Vanguard VIF Mid-Cap Index Portfolio                            8,695   15.00    130,462       0.61%        0.52%     13.39%
6 Vanguard VIF Money Market Portfolio                             1,046   10.35     10,826       9.33%        0.52%      2.64%
6 Vanguard VIF REIT Index Portfolio                               7,227   15.93    115,128       2.11%        0.52%     11.26%
6 Vanguard VIF Short-Term Investment-Grade Portfolio                487   10.40      5,061       3.29%        0.52%      1.72%
6 Vanguard VIF Small Company Growth Portfolio                     4,853   12.90     62,608       0.00%        0.52%      5.71%
6 Vanguard VIF Total Bond Market Index Portfolio                 14,408   10.71    154,324       1.86%        0.52%      1.87%
6 Vanguard VIF Total Stock Market Index Portfolio                16,038   12.90    206,926       0.98%        0.52%      5.58%

2004
1 AIM V.I. Capital Appreciation Fund - Series I                  29,760   10.74    319,574       0.00%        1.40%      5.14%
1 AIM V.I. International Growth Fund - Series I                  13,969   12.46    174,016       0.59%        1.40%     22.28%

                                   VA A - 39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                      Unit                  Investment     Expense    Total
Sub-accounts                                                Units (a) Value  Net Assets  Income Ratio (b) Ratio (c) Return (d)
----------------------------------------------------------- --------- ------ ----------- ---------------- --------- ----------
2004 - Continued
1 AllianceBernstein Americas Government Income
  Portfolio - Class A                                        210,309  $19.96 $ 4,197,393       5.08%        1.40%      3.43%
1 AllianceBernstein Global Bond Portfolio - Class A           80,662   18.11   1,460,512       5.25%        1.40%      8.11%
1 AllianceBernstein Global Bond Portfolio - Class A            1,098   14.03      15,409       5.54%        1.40%      8.11%
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                     82,598   30.94   2,555,792       8.01%        1.40%      8.59%
1 AllianceBernstein Growth and Income Portfolio - Class A    808,736   38.73  31,319,463       0.90%        1.40%      9.91%
1 AllianceBernstein Growth and Income Portfolio - Class A     23,208   24.48     568,027       0.83%        1.40%      9.91%
2 AllianceBernstein Growth and Income Portfolio - Class A         80   38.58       3,100       0.88%        1.45%      9.86%
3 AllianceBernstein Growth and Income Portfolio - Class A      8,553   39.27     335,837       0.87%        1.25%     10.08%
4 AllianceBernstein Growth and Income Portfolio - Class B    281,081   38.21  10,741,347       0.66%        1.40%      9.68%
1 AllianceBernstein Growth Portfolio - Class A               654,424   25.10  16,422,853       0.00%        1.40%     13.14%
1 AllianceBernstein Growth Portfolio - Class A                36,625   16.03     586,965       0.00%        1.40%     13.14%
2 AllianceBernstein Growth Portfolio - Class A                    78   25.00       1,953       0.00%        1.45%     13.08%
3 AllianceBernstein Growth Portfolio - Class A                 1,047   25.45      26,650       0.00%        1.25%     13.31%
4 AllianceBernstein Growth Portfolio - Class B               130,539   24.75   3,231,063       0.00%        1.40%     12.94%
1 AllianceBernstein High Yield Portfolio - Class A           290,221   10.98   3,186,046       6.16%        1.40%      6.48%
1 AllianceBernstein International Portfolio - Class A        357,722   15.44   5,523,341       0.28%        1.40%     15.98%
3 AllianceBernstein International Portfolio - Class A          2,225   15.66      34,842       0.25%        1.25%     16.16%
1 AllianceBernstein International Value Portfolio - Class A  115,287   16.07   1,853,019       0.46%        1.40%     23.46%
1 AllianceBernstein Money Market Portfolio - Class A         292,435   12.74   3,725,800       0.66%        1.40%     -0.68%
3 AllianceBernstein Money Market Portfolio - Class A             947   12.92      12,241       0.70%        1.25%     -0.53%
4 AllianceBernstein Money Market Portfolio - Class B         246,151   12.57   3,093,435       0.44%        1.40%     -0.93%
1 AllianceBernstein Premier Growth Portfolio - Class A       785,273   27.82  21,846,456       0.00%        1.40%      7.11%
1 AllianceBernstein Premier Growth Portfolio - Class A        13,938   11.97     166,779       0.00%        1.40%      7.11%
2 AllianceBernstein Premier Growth Portfolio - Class A            74   27.72       2,052       0.00%        1.45%      7.06%
3 AllianceBernstein Premier Growth Portfolio - Class A         4,636   28.21     130,787       0.00%        1.25%      7.27%
4 AllianceBernstein Premier Growth Portfolio - Class B       538,327    6.84   3,679,549       0.00%        1.40%      6.84%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                    204,960   23.05   4,724,802       2.29%        1.40%     33.74%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                      1,159   23.33      27,029       1.38%        1.25%     33.94%
1 AllianceBernstein Small Cap Growth Portfolio - Class A *   488,513   11.97   5,845,516       0.00%        1.40%     12.96%
1 AllianceBernstein Small Cap Growth Portfolio - Class A *     7,486   11.65      87,242       0.00%        1.40%     12.96%
1 AllianceBernstein Small Cap Value Portfolio - Class A      248,366   16.79   4,169,897       0.18%        1.40%     17.64%
1 AllianceBernstein Technology Portfolio - Class A           788,041   15.51  12,224,614       0.00%        1.40%      3.99%
1 AllianceBernstein Technology Portfolio - Class A            20,917   13.96     291,896       0.00%        1.40%      3.99%
2 AllianceBernstein Technology Portfolio - Class A                85   15.46       1,311       0.00%        1.45%      3.94%
3 AllianceBernstein Technology Portfolio - Class A                 -   14.91           -       0.00%        1.25%      4.15%
4 AllianceBernstein Technology Portfolio - Class B           277,042    6.01   1,666,362       0.00%        1.40%      3.63%
1 AllianceBernstein Total Return Portfolio - Class A         494,051   24.37  12,040,428       2.20%        1.40%      7.56%
1 AllianceBernstein Total Return Portfolio - Class A          11,041   12.06     133,151       2.10%        1.40%      7.56%
2 AllianceBernstein Total Return Portfolio - Class A             126   24.28       3,047       2.15%        1.45%      7.50%
3 AllianceBernstein Total Return Portfolio - Class A           2,259   19.24      43,468       2.15%        1.25%      7.72%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                        593,865   16.43   9,756,941       2.83%        1.40%      2.32%
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                            652   16.66      10,857       1.43%        1.25%      2.48%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                          9,673   16.20     156,743       2.49%        1.40%      2.08%
1 AllianceBernstein Utility Income Portfolio - Class A       198,179   20.64   4,090,980       2.20%        1.40%     22.60%
3 AllianceBernstein Utility Income Portfolio - Class A           251   20.07       5,035       1.04%        1.25%     22.78%
4 AllianceBernstein Value Portfolio - Class B                386,607   12.13   4,688,613       0.89%        1.40%     11.80%

                                   VA A - 40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                         Unit                 Investment     Expense    Total
Sub-accounts                                                   Units (a) Value  Net Assets Income Ratio (b) Ratio (c) Return (d)
-------------------------------------------------------------- --------- ------ ---------- ---------------- --------- ----------
2004 - Continued
1 AllianceBernstein Worldwide Privatization Portfolio -
  Class A                                                       203,436  $24.38 $4,960,724       0.24%        1.40%     22.54%
5 Delaware VIP Balanced Series - Standard class                   5,194   28.71    149,125       2.14%        1.25%      4.53%
5 Delaware VIP Capital Reserves Series - Standard class          10,313   22.37    230,719       4.43%        1.25%      2.40%
5 Delaware VIP Cash Reserves Series - Standard class              7,987   16.26    129,853       0.44%        1.25%     -0.38%
5 Delaware VIP Growth Opportunities Series - Standard class      20,118   30.96    622,841       0.00%        1.25%     11.08%
5 Delaware VIP High Yield Series - Standard class                 2,139   24.27     51,924       6.05%        1.25%     12.83%
5 Delaware VIP Value Series - Standard class *                   43,714   36.81  1,608,953       1.58%        1.25%     13.50%
1 Dreyfus Stock Index Fund, Inc. - Initial shares                92,427   18.10  1,672,892       1.67%        1.40%      9.10%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares     13,251   14.46    191,662       0.00%        1.40%     16.87%
1 Fidelity VIP Asset Manager Portfolio - Initial Class           37,673   15.68    590,866       3.24%        1.40%      4.00%
1 Fidelity VIP Contrafund Portfolio - Initial Class              41,529   16.39    680,478       0.36%        1.40%     13.87%
1 Fidelity VIP Growth Portfolio - Initial Class                 101,649   14.99  1,524,042       0.28%        1.40%      1.94%
1 Fidelity VIP High Income Portfolio - Initial Class             10,005   11.47    114,747      10.94%        1.40%      8.07%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class   25,097   16.10    403,954       4.45%        1.40%      3.00%
1 Fidelity VIP Money Market Portfolio - Initial Class           111,675   12.34  1,377,922       1.16%        1.40%     -0.20%
1 Fidelity VIP Overseas Portfolio - Initial Class                 5,513   14.23     78,463       1.09%        1.40%     12.06%
1 Merrill Lynch Basic Value V.I. Fund - Class I                   5,838   16.95     98,937       1.12%        1.40%      9.53%
1 Merrill Lynch Core Bond V.I. Fund - Class I                     5,285   13.49     71,304       3.58%        1.40%      3.06%
1 Merrill Lynch Global Allocation V.I. Fund - Class I             4,461   13.95     62,240       3.07%        1.40%     12.79%
1 Merrill Lynch Global Growth V.I. Fund - Class I                 1,631    8.81     14,366       1.58%        1.40%     13.62%
1 Merrill Lynch High Current Income V.I. Fund - Class I           3,521   12.57     44,247       7.65%        1.40%     10.27%
1 Merrill Lynch International Value V.I. Fund - Class I           2,028   14.05     28,488       2.44%        1.40%     20.83%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                1,313   14.86     19,515       0.86%        1.40%     15.17%
1 UBS U.S. Allocation Portfolio *                                12,895   15.27    196,870       0.93%        1.40%      9.14%
1 Van Eck Worldwide Emerging Markets Fund                         5,736   11.94     68,466       0.51%        1.40%     24.14%
1 Van Eck Worldwide Hard Assets Fund                              1,915   13.80     26,434       0.29%        1.40%     22.26%
6 Vanguard LifeStrategy Income Fund                               4,605   10.89     50,151       2.19%        0.52%      5.46%
6 Vanguard VIF Balanced Portfolio                                 9,626   11.98    115,360       0.00%        0.52%     10.71%
6 Vanguard VIF Capital Growth Portfolio                           2,118   12.64     26,761       0.00%        0.52%     17.02%
6 Vanguard VIF Diversified Value Portfolio                        3,031   13.50     40,909       0.00%        0.52%     19.84%
6 Vanguard VIF Equity Income Portfolio                            2,132   12.63     26,925       0.00%        0.52%     12.73%
6 Vanguard VIF Equity Index Portfolio                             2,169   12.02     26,074       0.00%        0.52%     10.23%
6 Vanguard VIF Growth Portfolio                                   3,245   11.41     37,010       0.00%        0.52%      6.70%
6 Vanguard VIF High Yield Bond Portfolio                          2,272   11.31     25,700       0.00%        0.52%      7.96%
6 Vanguard VIF International Portfolio                            4,459   13.34     59,473       0.00%        0.52%     18.80%
6 Vanguard VIF Mid-Cap Index Portfolio                            4,226   13.23     55,921       0.00%        0.52%     19.69%
6 Vanguard VIF Money Market Portfolio                             1,140   10.09     11,500       7.25%        0.52%      0.78%
6 Vanguard VIF REIT Index Portfolio                               4,816   14.32     68,951       0.00%        0.52%     29.84%
6 Vanguard VIF Short-Term Investment-Grade Portfolio *              543   10.22      5,550       0.00%        0.52%      1.54%
6 Vanguard VIF Small Company Growth Portfolio                     5,345   12.20     65,236       0.00%        0.52%     14.70%
6 Vanguard VIF Total Bond Market Index Portfolio                  4,732   10.51     49,758       0.00%        0.52%      3.66%
6 Vanguard VIF Total Stock Market Index Portfolio                14,608   12.22    178,524       0.00%        0.52%     11.96%

2003
1 AIM V.I. Capital Appreciation Fund - Series I                  37,782   10.21    385,870       0.00%        1.40%     27.66%
1 AIM V.I. International Growth Fund - Series I                  17,059   10.19    173,784       0.55%        1.40%     27.34%
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                       278,622   19.30  5,376,615       4.64%        1.40%      5.85%
1 AllianceBernstein Global Bond Portfolio - Class A             118,788   16.75  1,989,510       6.82%        1.40%     11.66%
1 AllianceBernstein Global Bond Portfolio - Class A               1,207   12.98     15,669       5.63%        1.40%     11.69%

                                   VA A - 41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                      Unit                  Investment     Expense    Total
Sub-accounts                                                Units (a) Value  Net Assets  Income Ratio (b) Ratio (c) Return (d)
----------------------------------------------------------- --------- ------ ----------- ---------------- --------- ----------
2003 - Continued
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                    123,889  $28.50 $ 3,530,334       4.79%        1.40%     31.56%
1 AllianceBernstein Growth and Income Portfolio - Class A    951,285   35.23  33,517,329       1.04%        1.40%     30.64%
1 AllianceBernstein Growth and Income Portfolio - Class A     49,218   22.27   1,096,015       1.12%        1.40%     30.68%
2 AllianceBernstein Growth and Income Portfolio - Class A         81   35.12       2,832       1.05%        1.45%     30.61%
3 AllianceBernstein Growth and Income Portfolio - Class A      8,557   35.67     305,231       1.02%        1.25%     30.86%
4 AllianceBernstein Growth and Income Portfolio - Class B    242,311   34.84   8,442,836       0.79%        1.40%     30.35%
1 AllianceBernstein Growth Portfolio - Class A               745,640   22.18  16,538,969       0.00%        1.40%     33.22%
1 AllianceBernstein Growth Portfolio - Class A                44,816   14.17     634,820       0.00%        1.40%     33.13%
2 AllianceBernstein Growth Portfolio - Class A                    78   22.11       1,734       0.00%        1.45%     33.11%
3 AllianceBernstein Growth Portfolio - Class A                 1,048   22.46      23,526       0.00%        1.25%     33.35%
4 AllianceBernstein Growth Portfolio - Class B               134,653   21.92   2,951,073       0.00%        1.40%     32.83%
1 AllianceBernstein High Yield Portfolio - Class A           350,634   10.31   3,615,065       4.85%        1.40%     20.73%
1 AllianceBernstein International Portfolio - Class A        382,399   13.31   5,090,678       0.13%        1.40%     29.75%
3 AllianceBernstein International Portfolio - Class A          2,226   13.48      30,001       0.13%        1.25%     29.97%
1 AllianceBernstein International Value Portfolio - Class A  102,117   13.02   1,329,486       0.33%        1.40%     42.29%
1 AllianceBernstein Money Market Portfolio - Class A         440,657   12.83   5,652,619       0.49%        1.40%     -0.87%
3 AllianceBernstein Money Market Portfolio - Class A             948   12.99      12,317       0.54%        1.25%     -0.75%
4 AllianceBernstein Money Market Portfolio - Class B         325,706   12.69   4,131,664       0.36%        1.40%     -1.13%
1 AllianceBernstein Premier Growth Portfolio - Class A       948,112   25.97  24,625,973       0.00%        1.40%     21.94%
1 AllianceBernstein Premier Growth Portfolio - Class A        17,973   11.17     200,784       0.00%        1.40%     21.96%
2 AllianceBernstein Premier Growth Portfolio - Class A            74   25.89       1,923       0.00%        1.45%     21.89%
3 AllianceBernstein Premier Growth Portfolio - Class A         4,757   26.30     125,094       0.00%        1.25%     22.14%
4 AllianceBernstein Premier Growth Portfolio - Class B       604,989    6.40   3,870,495       0.00%        1.40%     21.63%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                    212,179   17.24   3,657,170       2.63%        1.40%     37.34%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                      2,611   17.42      45,470       2.60%        1.25%     37.58%
1 AllianceBernstein Small Cap Growth Portfolio - Class A     541,675   10.59   5,737,987       0.00%        1.40%     46.92%
1 AllianceBernstein Small Cap Growth Portfolio - Class A       8,794   10.32      90,724       0.00%        1.40%     46.75%
1 AllianceBernstein Small Cap Value Portfolio - Class A      273,205   14.27   3,898,966       0.52%        1.40%     39.37%
1 AllianceBernstein Technology Portfolio - Class A           958,318   14.92  14,295,737       0.00%        1.40%     42.07%
1 AllianceBernstein Technology Portfolio - Class A            29,282   13.42     392,955       0.00%        1.40%     42.01%
2 AllianceBernstein Technology Portfolio - Class A                85   14.87       1,266       0.00%        1.45%     42.02%
3 AllianceBernstein Technology Portfolio - Class A                56   14.31         799       0.00%        1.25%     42.29%
4 AllianceBernstein Technology Portfolio - Class B           318,966    5.80   1,851,403       0.00%        1.40%     41.92%
1 AllianceBernstein Total Return Portfolio - Class A         571,207   22.66  12,942,571       2.65%        1.40%     17.40%
1 AllianceBernstein Total Return Portfolio - Class A          13,924   11.21     156,117       2.42%        1.40%     17.40%
2 AllianceBernstein Total Return Portfolio - Class A             126   22.59       2,845       2.62%        1.45%     17.33%
3 AllianceBernstein Total Return Portfolio - Class A           2,260   17.86      40,360       2.60%        1.25%     17.58%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                        726,253   16.06  11,661,155       3.07%        1.40%      2.47%
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                          1,933   16.26      31,425       2.94%        1.25%      2.63%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                         11,538   15.87     183,147       3.05%        1.40%      2.15%
1 AllianceBernstein Utility Income Portfolio - Class A       214,286   16.84   3,608,026       3.10%        1.40%     18.24%
3 AllianceBernstein Utility Income Portfolio - Class A            89   16.35       1,463       3.14%        1.25%     18.37%
4 AllianceBernstein Value Portfolio - Class B                405,118   10.85   4,394,595       0.66%        1.40%     26.73%
1 AllianceBernstein Worldwide Privatization Portfolio -
  Class A                                                    220,767   19.90   4,392,970       1.06%        1.40%     41.43%
5 Delaware VIP Balanced Series - Standard class                5,911   27.47     162,358       3.62%        1.25%     17.74%
5 Delaware VIP Capital Reserves Series - Standard class       10,466   21.85     228,650       4.00%        1.25%      3.30%

                                   VA A - 42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                      Unit                  Investment     Expense    Total
Sub-accounts                                                Units (a) Value  Net Assets  Income Ratio (b) Ratio (c) Return (d)
----------------------------------------------------------- --------- ------ ----------- ---------------- --------- ----------
2003 - Continued
5 Delaware VIP Cash Reserves Series - Standard class           35,815 $16.32 $   584,486       0.57%        1.25%      -0.67%
5 Delaware VIP Growth Opportunities Series - Standard
  class                                                        22,062  27.87     614,921       0.00%        1.25%      39.29%
5 Delaware VIP High Yield Series - Standard class               2,416  21.51      51,971       9.28%        1.25%      27.13%
5 Delaware VIP Value Series - Standard class                   50,185  32.43   1,627,374       2.33%        1.25%      26.72%
1 Dreyfus Stock Index Fund, Inc. - Initial shares             112,272  16.59   1,862,520       1.44%        1.40%      26.54%
1 Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                       20,207  12.38     250,081       0.11%        1.40%      40.95%
1 Fidelity VIP Asset Manager Portfolio - Initial Class         52,494  15.08     791,642       3.59%        1.40%      16.36%
1 Fidelity VIP Contrafund Portfolio - Initial Class            51,731  14.39     744,387       0.44%        1.40%      26.67%
1 Fidelity VIP Growth Portfolio - Initial Class               134,139  14.71   1,972,868       0.28%        1.40%      30.97%
1 Fidelity VIP High Income Portfolio - Initial Class           22,070  10.61     234,209       7.30%        1.40%      25.44%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                        38,782  15.63     606,031       4.18%        1.40%       3.76%
1 Fidelity VIP Money Market Portfolio - Initial Class         134,114  12.36   1,658,063       0.99%        1.40%      -0.38%
1 Fidelity VIP Overseas Portfolio - Initial Class               5,640  12.70      71,638       0.90%        1.40%      41.44%
1 Mercury HW International VIP Portfolio                           --  10.53          --       0.21%        1.40%      27.01%
1 Merrill Lynch Basic Value V.I. Fund - Class I                 5,844  15.47      90,423       1.18%        1.40%      31.36%
1 Merrill Lynch Core Bond V.I. Fund - Class I                   5,400  13.09      70,702       3.85%        1.40%       3.33%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
  Class I                                                          --   9.63          --       4.97%        1.40%      39.03%
1 Merrill Lynch Global Allocation V.I. Fund - Class I           4,466  12.37      55,237       3.26%        1.40%      32.86%
1 Merrill Lynch Global Growth V.I. Fund - Class I               1,632   7.75      12,657       1.16%        1.40%      31.63%
1 Merrill Lynch High Current Income V.I. Fund - Class I         3,525  11.40      40,167       8.92%        1.40%      26.33%
1 Merrill Lynch International Value V.I. Fund - Class I         2,030  11.63      23,605       2.78%        1.40%      10.43%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I              1,315  12.90      16,962       0.45%        1.40%      29.67%
1 UBS U.S. Allocation Portfolio                                14,169  13.99     198,214       1.18%        1.40%      25.80%
1 Van Eck Worldwide Emerging Markets Fund                       5,701   9.62      54,822       0.08%        1.40%      52.15%
1 Van Eck Worldwide Hard Assets Fund                            1,328  11.29      14,995       0.41%        1.40%      43.10%

2002
1 AIM V.I. Capital Appreciation Fund - Series I shares         38,419   8.00     307,219       0.00%        1.40%     -25.41%
1 AIM V.I. International Growth Fund - Series I shares         15,673   8.00     125,454       0.49%        1.40%     -16.85%
1 AllianceBernstein Americas Government Income
  Portfolio - Class A                                         325,426  18.23   5,932,127       5.11%        1.40%       9.45%
1 AllianceBernstein Global Bond Portfolio - Class A           107,346  15.00   1,609,759       0.94%        1.40%      15.29%
1 AllianceBernstein Global Bond Portfolio - Class A             1,451  11.62      16,857       0.17%        1.40%      15.29%
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                      96,972  21.66   2,100,507       7.87%        1.40%      14.53%
1 AllianceBernstein Growth and Income Portfolio -
  Class A                                                   1,133,342  26.97  30,561,019       0.62%        1.40%     -23.14%
1 AllianceBernstein Growth and Income Portfolio -
  Class A                                                      65,785  17.04   1,121,150       0.72%        1.40%     -23.14%
2 AllianceBernstein Growth and Income Portfolio -
  Class A                                                          81  26.89       2,178       0.98%        1.45%     -23.18%
3 AllianceBernstein Growth and Income Portfolio -
  Class A                                                       8,774  27.26     239,187       0.78%        1.25%     -23.02%
4 AllianceBernstein Growth and Income Portfolio -
  Class B                                                     207,318  26.73   5,541,617       0.64%        1.40%     -23.35%
1 AllianceBernstein Growth Portfolio - Class A                844,714  16.65  14,068,557       0.00%        1.40%     -29.08%
1 AllianceBernstein Growth Portfolio - Class A                 53,518  10.64     569,226       0.00%        1.40%     -29.08%
2 AllianceBernstein Growth Portfolio - Class A                     79  16.61       1,308       0.00%        1.45%     -29.11%
3 AllianceBernstein Growth Portfolio - Class A                  1,048  16.84      17,643       0.00%        1.25%     -28.97%
4 AllianceBernstein Growth Portfolio - Class B                108,564  16.50   1,791,241       0.00%        1.40%     -29.26%
1 AllianceBernstein High Yield Portfolio - Class A            286,786   8.54   2,448,826       6.56%        1.40%      -4.38%
1 AllianceBernstein International Portfolio - Class A         405,947  10.26   4,164,540       0.05%        1.40%     -16.45%
3 AllianceBernstein International Portfolio - Class A           2,226  10.37      23,090       0.05%        1.25%     -16.33%
1 AllianceBernstein International Value Portfolio - Class A    76,927   9.15     703,528       0.15%        1.40%      -6.47%
1 AllianceBernstein Money Market Portfolio - Class A          757,588  12.94   9,802,944       1.19%        1.40%      -0.30%
3 AllianceBernstein Money Market Portfolio - Class A              949  13.09      12,417       0.69%        1.25%      -0.15%

                                   VA A - 43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Unit                  Investment     Expense    Total
Sub-accounts                                             Units (a) Value  Net Assets  Income Ratio (b) Ratio (c) Return (d)
-------------------------------------------------------- --------- ------ ----------- ---------------- --------- ----------
2002 - Continued
4 AllianceBernstein Money Market Portfolio - Class B       356,985 $12.83 $ 4,579,386       0.89%        1.40%      -0.55%
1 AllianceBernstein Premier Growth Portfolio - Class A   1,097,825  21.30  23,382,102       0.00%        1.40%     -31.61%
1 AllianceBernstein Premier Growth Portfolio - Class A      22,359   9.16     204,822       0.00%        1.40%     -31.61%
2 AllianceBernstein Premier Growth Portfolio - Class A          75  21.24       1,585       0.00%        1.45%     -31.64%
3 AllianceBernstein Premier Growth Portfolio - Class A       4,767  21.53     102,636       0.00%        1.25%     -31.51%
4 AllianceBernstein Premier Growth Portfolio - Class B     573,481   5.26   3,015,889       0.00%        1.40%     -31.80%
1 AllianceBernstein Quasar Portfolio - Class A             579,240   7.21   4,178,753       0.00%        1.40%     -32.72%
1 AllianceBernstein Quasar Portfolio - Class A              10,767   7.03      75,648       0.00%        1.40%     -32.72%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                  232,816  12.55   2,921,371       2.61%        1.40%       1.17%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                    2,612  12.66      33,070       3.50%        1.25%       1.33%
1 AllianceBernstein Small Cap Value Portfolio - Class A    239,549  10.24   2,454,151       0.28%        1.40%      -7.50%
1 AllianceBernstein Technology Portfolio - Class A       1,097,453  10.50  11,522,508       0.00%        1.40%     -42.52%
1 AllianceBernstein Technology Portfolio - Class A          33,799   9.45     319,238       0.00%        1.40%     -42.52%
2 AllianceBernstein Technology Portfolio - Class A              86  10.47         895       0.00%        1.45%     -42.55%
3 AllianceBernstein Technology Portfolio - Class A              56  10.06         564       0.00%        1.25%     -42.43%
4 AllianceBernstein Technology Portfolio - Class B         302,617   4.09   1,238,781       0.00%        1.40%     -42.62%
1 AllianceBernstein Total Return Portfolio - Class A       596,922  19.30  11,520,571       1.91%        1.40%     -11.83%
1 AllianceBernstein Total Return Portfolio - Class A        16,875   9.55     161,157       2.21%        1.40%     -11.83%
2 AllianceBernstein Total Return Portfolio - Class A           127  19.25       2,436       1.90%        1.45%     -11.87%
3 AllianceBernstein Total Return Portfolio - Class A         2,260  15.19      34,334       1.90%        1.25%     -11.69%
1 AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class A                         1,055,403  15.67  16,542,486       2.34%        1.40%       6.29%
3 AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class A                             1,945  15.84      30,815       2.80%        1.25%       6.45%
4 AllianceBernstein U.S. Government/High Grade
  Securities Portfolio - Class B                            14,057  15.54     218,399       2.04%        1.40%       6.05%
1 AllianceBernstein Utility Income Portfolio - Class A     228,027  14.24   3,247,754       1.85%        1.40%     -23.20%
3 AllianceBernstein Utility Income Portfolio - Class A          90  13.81       1,240       1.72%        1.25%     -23.09%
4 AllianceBernstein Value Portfolio - Class B              321,429   8.56   2,752,506       0.26%        1.40%     -14.16%
1 AllianceBernstein Worldwide Privitization Portfolio -
  Class A                                                  256,844  14.07   3,612,635       1.76%        1.40%      -5.52%
5 Delaware VIP Balanced Series                               8,851  23.33     206,514       3.08%        1.25%     -17.31%
5 Delaware VIP Capital Reserves Series                      17,300  21.15     365,813       4.44%        1.25%       5.77%
5 Delaware VIP Cash Reserves Series                         10,741  16.43     176,427       1.21%        1.25%       0.00%
5 Delaware VIP Growth Opportunities Series                  32,309  20.01     646,456      13.90%        1.25%     -25.87%
5 Delaware VIP High Yield Series                             4,741  16.92      80,216      12.09%        1.25%       0.57%
5 Delaware VIP Large Cap Value Series                       87,712  25.59   2,244,867       1.69%        1.25%     -19.69%
1 Dreyfus Stock Index Fund - Initial shares                126,112  13.11   1,652,800       1.29%        1.40%     -23.44%
1 Dreyfus VIF Small Company Stock Portfolio - Initial
  shares                                                    22,222   8.78     195,115       0.30%        1.40%     -20.83%
1 Fidelity VIP Asset Manager Portfolio - Initial Class      57,744  12.96     748,527       4.20%        1.40%     -10.00%
1 Fidelity VIP Contrafund Portfolio - Initial Class         52,636  11.36     597,892       0.86%        1.40%     -10.61%
1 Fidelity VIP Growth Portfolio - Initial Class            157,583  11.23   1,769,169       0.28%        1.40%     -31.08%
1 Fidelity VIP High Income Portfolio - Initial Class        25,389   8.46     214,694      11.33%        1.40%       2.01%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                     46,570  15.06     701,384       3.33%        1.40%       8.81%
1 Fidelity VIP Money Market Portfolio - Initial Class      174,189  12.41   2,162,279       1.60%        1.40%       0.28%
1 Fidelity VIP Overseas Portfolio - Initial Class            9,956   8.98      89,442       0.90%        1.40%     -21.39%
1 Mercury HW International VIP Portfolio                     2,033   8.29      16,850       3.84%        1.40%     -12.77%
1 Merrill Lynch Basic Value V.I. Fund - Class I              5,475  11.78      64,487       1.04%        1.40%     -18.91%
1 Merrill Lynch Core Bond V.I. Fund - Class I                5,522  12.67      69,985       4.70%        1.40%       8.05%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
  Class I                                                      913   6.93       6,329       0.41%        1.40%     -11.49%

                                   VA A - 44

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                      Unit                  Investment     Expense    Total
Sub-accounts                                                Units (a) Value  Net Assets  Income Ratio (b) Ratio (c) Return (d)
----------------------------------------------------------- --------- ------ ----------- ---------------- --------- ----------
2002 - Continued
1 Merrill Lynch Global Allocation V.I. Fund - Class I           3,702 $ 9.31 $    34,480       3.49%        1.40%      -9.42%
1 Merrill Lynch Global Growth V.I. Fund - Class I               1,186   5.89       6,981       0.11%        1.40%     -28.74%
1 Merrill Lynch High Current Income V.I. Fund - Class I         3,059   9.02      27,595      10.14%        1.40%      -2.83%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                955   9.95       9,501       0.82%        1.40%     -18.14%
1 UBS U.S. Allocation Portfolio                                26,509  11.12     294,661       0.95%        1.40%     -23.76%
2 UBS U.S. Allocation Portfolio                                    --  11.09          --       1.41%        0.75%     -23.80%
1 Van Eck Worldwide Emerging Markets Fund                       3,723   6.32      23,547       0.14%        1.40%      -4.25%
1 Van Eck Worldwide Hard Assets Fund                            1,365   7.89      10,771       0.72%        1.40%      -4.19%

2001
1 AIM V.I. Capital Appreciation Fund - Series I shares         44,333  10.72     475,271       0.00%        1.40%     -24.34%
1 AIM V.I. International Growth Fund - Series I shares         22,954   9.63     220,972       0.29%        1.40%     -24.62%
1 AllianceBernstein Americas Government Income
  Portfolio - Class A                                         349,120  16.65   5,814,577       7.59%        1.40%       2.12%
1 AllianceBernstein Global Bond Portfolio - Class A            87,796  13.01   1,141,981       0.00%        1.40%      -1.68%
1 AllianceBernstein Global Bond Portfolio - Class A               136  10.08       1,372       0.00%        1.40%      -1.67%
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                     104,670  18.91   1,979,677      11.33%        1.40%       7.83%
1 AllianceBernstein Growth and Income Portfolio -
  Class A                                                   1,615,235  35.08  56,666,208       0.62%        1.40%      -1.04%
1 AllianceBernstein Growth and Income Portfolio -
  Class A                                                     103,197  22.17   2,288,150       0.59%        1.40%      -1.06%
2 AllianceBernstein Growth and Income Portfolio -
  Class A                                                         863  35.00      30,210       0.10%        1.45%      -1.09%
3 AllianceBernstein Growth and Income Portfolio -
  Class A                                                      16,341  35.41     578,656       0.57%        1.25%      -0.89%
4 AllianceBernstein Growth and Income Portfolio -
  Class B                                                     112,353  34.87   3,918,050       0.59%        1.40%      -1.24%
1 AllianceBernstein Growth Portfolio - Class A              1,208,542  23.48  28,380,513       0.27%        1.40%     -24.54%
1 AllianceBernstein Growth Portfolio - Class A                 74,503  15.00   1,117,307       0.29%        1.40%     -24.53%
2 AllianceBernstein Growth Portfolio - Class A                    516  23.43      12,093       0.08%        1.45%     -24.59%
3 AllianceBernstein Growth Portfolio - Class A                  1,466  23.70      34,750       0.13%        1.25%     -24.44%
4 AllianceBernstein Growth Portfolio - Class B                 73,965  23.33   1,725,274       0.16%        1.40%     -24.71%
1 AllianceBernstein High Yield Portfolio - Class A            205,171   8.93   1,832,170       8.32%        1.40%       1.59%
1 AllianceBernstein International Portfolio - Class A         539,574  12.28   6,625,653       0.00%        1.40%     -23.45%
3 AllianceBernstein International Portfolio - Class A           2,802  12.39      34,735       0.00%        1.25%     -23.35%
1 AllianceBernstein International Value Portfolio - Class A     7,540   9.78      73,725       0.00%        1.40%      -2.22%
1 AllianceBernstein Money Market Portfolio - Class A        1,377,871  12.98  17,883,292       3.46%        1.40%       2.12%
3 AllianceBernstein Money Market Portfolio - Class A            2,148  13.11      28,153       2.57%        1.25%       2.31%
4 AllianceBernstein Money Market Portfolio - Class B          233,702  12.90   3,014,530       3.57%        1.40%       1.89%
1 AllianceBernstein Premier Growth Portfolio - Class A      1,613,611  31.14  50,252,762       0.00%        1.40%     -18.37%
1 AllianceBernstein Premier Growth Portfolio - Class A         24,801  13.39     332,198       0.00%        1.40%     -18.38%
2 AllianceBernstein Premier Growth Portfolio - Class A            426  31.07      13,245       0.00%        1.45%     -18.40%
3 AllianceBernstein Premier Growth Portfolio - Class A          8,040  31.44     252,757       0.00%        1.25%     -18.24%
4 AllianceBernstein Premier Growth Portfolio - Class B        332,907   7.71   2,567,198       0.00%        1.40%     -22.89%
1 AllianceBernstein Quasar Portfolio - Class A                718,114  10.72   7,700,003       0.00%        1.40%     -13.94%
1 AllianceBernstein Quasar Portfolio - Class A                 17,136  10.44     178,945       0.00%        1.40%     -13.98%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                     217,200  12.40   2,693,784       3.54%        1.40%       9.27%
3 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                       1,630  12.50      20,370       3.68%        1.25%       9.42%
1 AllianceBernstein Small Cap Value Portfolio - Class A       102,467  11.08   1,134,898       0.00%        1.40%      10.76%
1 AllianceBernstein Technology Portfolio - Class A          1,538,568  18.27  28,102,732       0.00%        1.40%     -26.29%
1 AllianceBernstein Technology Portfolio - Class A             41,704  16.43     685,255       0.00%        1.40%     -26.28%
2 AllianceBernstein Technology Portfolio - Class A                237  18.23       4,321       0.00%        1.45%     -26.33%
3 AllianceBernstein Technology Portfolio - Class A                682  17.47      11,922       0.00%        1.25%     -26.17%
4 AllianceBernstein Technology Portfolio - Class B            160,981   7.13   1,148,444       0.00%        1.40%     -28.66%
1 AllianceBernstein Total Return Portfolio - Class A          712,271  21.89  15,590,809       2.15%        1.40%       0.82%

                                   VA A - 45

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                         Unit                 Investment     Expense    Total
Sub-accounts                                                   Units (a) Value  Net Assets Income Ratio (b) Ratio (c) Return (d)
-------------------------------------------------------------- --------- ------ ---------- ---------------- --------- ----------
2001 - Continued
1 AllianceBernstein Total Return Portfolio - Class A             21,665  $10.83 $  234,655       3.19%        1.40%       0.85%
2 AllianceBernstein Total Return Portfolio - Class A                127   21.84      2,774       1.56%        1.45%       0.79%
3 AllianceBernstein Total Return Portfolio - Class A              2,261   17.20     38,887       1.58%        1.25%       1.01%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                           619,083   14.75  9,129,508       3.97%        1.40%       6.40%
3 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                             1,725   14.89     25,671       2.63%        1.25%       6.55%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                            10,513   14.65    154,028       7.22%        1.40%       6.09%
1 AllianceBernstein Utility Income Portfolio - Class A          332,091   18.55  6,159,024       4.22%        1.40%     -23.58%
3 AllianceBernstein Utility Income Portfolio - Class A               90   17.95      1,618      11.27%        1.25%     -23.48%
4 AllianceBernstein Value Portfolio - Class B                   212,874    9.98  2,123,656       0.00%        1.40%      -0.24%
1 AllianceBernstein Worldwide Privitization Portfolio -
  Class A                                                       350,467   14.89  5,217,750       0.24%        1.40%     -18.47%
5 Delaware VIP Balanced Series                                    9,627   28.22    271,658       2.58%        1.25%      -8.81%
5 Delaware VIP Capital Reserves Series                           15,589   19.99    311,627       2.32%        1.25%       6.91%
5 Delaware VIP Cash Reserves Series                              12,132   16.42    199,267       3.95%        1.25%       2.59%
5 Delaware VIP Growth Opportunities Series                       62,802   26.99  1,695,119       0.00%        1.25%     -16.84%
5 Delaware VIP High Yield Series                                  7,738   16.82    130,168       9.89%        1.25%      -5.30%
5 Delaware VIP Large Cap Value Series                           107,096   31.87  3,412,903       0.19%        1.25%      -5.09%
1 Dreyfus Stock Index Fund - Initial shares                     170,684   17.12  2,921,961       1.01%        1.40%     -13.41%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares     20,699   11.09    229,547       0.07%        1.40%      -2.89%
1 Fidelity VIP Asset Manager Portfolio - Initial Class           76,408   14.40  1,100,492       3.97%        1.40%      -5.43%
1 Fidelity VIP Contrafund Portfolio - Initial Class              47,602   12.71    604,888       0.82%        1.40%     -13.50%
1 Fidelity VIP Growth Portfolio - Initial Class                 205,699   16.29  3,350,724       0.08%        1.40%     -18.80%
1 Fidelity VIP High Income Portfolio - Initial Class             36,925    8.29    306,107      13.17%        1.40%     -12.92%
1 Fidelity VIP Investment Grade Bond Portfolio - Initial Class   45,499   13.84    629,859       5.14%        1.40%       6.98%
1 Fidelity VIP Money Market Portfolio - Initial Class           265,588   12.38  3,287,656       4.15%        1.40%       2.73%
1 Fidelity VIP Overseas Portfolio - Initial Class                13,173   11.43    150,544       6.70%        1.40%     -22.26%
1 Mercury HW International VIP Portfolio                          2,035    9.50     19,341       2.34%        1.40%     -14.12%
1 Merrill Lynch Basic Value V.I. Fund - Class I                   5,481   14.52     79,607       0.95%        1.40%       2.79%
1 Merrill Lynch Core Bond V.I. Fund - Class I                     5,695   11.73     66,793       5.66%        1.40%       5.19%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
  Class I                                                           914    7.84      7,158       0.92%        1.40%       0.07%
1 Merrill Lynch Global Allocation V.I. Fund - Class I             3,706   10.28     38,106       1.43%        1.40%     -10.12%
1 Merrill Lynch Global Growth V.I. Fund - Class I                 1,187    8.26      9,807       0.91%        1.40%     -24.14%
1 Merrill Lynch High Current Income V.I. Fund - Class I           3,062    9.28     28,428      11.01%        1.40%       2.58%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I                  956   12.15     11,618       0.80%        1.40%      -8.70%
1 UBS U.S. Allocation Portfolio                                  40,070   14.58    584,198       2.28%        1.40%     -13.63%
2 UBS U.S. Allocation Portfolio                                     859   14.56     12,497       2.26%        0.75%     -13.67%
1 Van Eck Worldwide Emerging Markets Fund                         2,108    6.61     13,924       0.00%        1.40%      -3.15%
1 Van Eck Worldwide Hard Assets Fund                                973    8.24      8,015       1.69%        1.40%     -11.72%

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3  Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5  Variable Annuity product.
6  Vanguard SPIA product.

                                   VA A - 46

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on the net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(c) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund name changes.

2004

..  Effective April 29, 2004, UBS Series Trust Tactical allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.
..  Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
..  Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard
   class changed its name to Delaware VIP Value Series- Standard class.
.. Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

2005

.. Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds. .. Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A
   and AllianceBernstein Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.
.. Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio - Class A.
..  Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and
   AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and
   AllianceBernstein Global Technology Portfolio - Class B, respectively.

                                   VA A - 47

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

[LOGO] PricewaterhouseCoopers LLP

                                                    PricewaterhouseCoopers LLP
                                                    Suite 2900
                                                    1201 Louisiana
                                                    Houston, TX 77002-5678
                                                    Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets as of December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (an indirect, wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

April 24, 2006

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                                (in thousands)

                                                             For years ended
                                                              December 31,
                                                          ---------------------
                                                             2005       2004
                                                          ---------- ----------
Assets
Investments:
Fixed maturities available for sale, at fair value
  (cost: 2005 - $7,440,349; 2004 - $7,509,178)........... $7,823,178 $8,083,232
Equity securities available for sale, at fair value
  (cost: 2005 - $6,496; 2004 - $1,837)...................      6,499      1,807
Mortgage loans on real estate............................    358,072    368,752
Policy loans.............................................     11,338     11,258
Derivative asset, at fair value..........................        292         --
Other long-term investments..............................     45,046     42,127
Short-term investments...................................     26,158     15,157
Security lending collateral..............................  1,166,075    893,967
                                                          ---------- ----------
   Total investments.....................................  9,436,658  9,416,300

Cash.....................................................      8,612      2,282
Investment income due and accrued........................    111,796    119,047
Reinsurance assets.......................................     34,287     46,974
Deferred policy acquisition costs........................     85,863     65,126
Premiums and insurance balances receivable...............      4,236      5,964
Amounts due from related parties.........................     74,298      9,396
Other assets.............................................      4,508     10,300
Assets held in separate accounts.........................    191,660    204,782
                                                          ---------- ----------
   Total assets.......................................... $9,951,918 $9,880,171
                                                          ========== ==========

                See accompanying notes to financial statements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                               Years ended
                                                              December 31,
                                                          ---------------------
                                                             2005       2004
                                                          ---------- ----------
Liabilities
Policyholders' contract deposits......................... $4,592,913 $4,913,931
Future policy benefits for life and accident and health
  insurance contracts....................................  2,696,417  2,569,025
Reserve for unearned premiums............................      7,505      8,642
Policy and contract claims...............................     30,847     75,310
Income taxes payable.....................................     51,531     73,175
Derivative liabilities, at fair value....................     17,318     21,933
Amounts due to related parties...........................      8,150     18,200
Other liabilities........................................     49,803     47,634
Liabilities related to separate accounts.................    191,660    204,782
Security lending payable.................................  1,240,373    893,967
                                                          ---------- ----------
   Total liabilities.....................................  8,886,517  8,826,599

Shareholder's equity
Common stock, $200 par value; 16,125 shares authorized,
  issued and outstanding.................................      3,225      3,225
Additional paid-in capital...............................    238,025    238,025
Accumulated other comprehensive income...................    216,751    307,204
Retained earnings........................................    607,400    505,118
                                                          ---------- ----------
   Total shareholder's equity............................  1,065,401  1,053,572
                                                          ---------- ----------
Total liabilities and shareholder's equity............... $9,951,918 $9,880,171
                                                          ========== ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                             STATEMENTS OF INCOME
                                (in thousands)

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2005      2004      2003
                                                  --------  --------  --------
Revenues:
   Premiums and other considerations............. $271,960  $424,185  $390,408
   Net investment income.........................  582,704   544,959   544,192
   Realized capital gains (losses)...............   (8,689)  (14,819)   (6,759)
                                                  --------  --------  --------
       Total revenues............................  845,975   954,325   927,841
                                                  --------  --------  --------
Benefits and expenses:
   Death and other benefits......................  247,471   365,809   324,239
   Increase in future policy benefits............  113,923   162,786   165,586
   Interest credited on policyholder contract
     deposits....................................  190,506   209,198   221,986
   Insurance acquisition and other operating
     expenses....................................   58,725    66,543    79,891
                                                  --------  --------  --------
       Total benefits and expenses...............  610,625   804,336   791,702
                                                  --------  --------  --------
Income before income taxes.......................  235,350   149,989   136,139
                                                  --------  --------  --------
Income taxes:
   Current.......................................   58,779    61,033    32,870
   Deferred......................................   24,289    (8,661)   15,002
                                                  --------  --------  --------
       Total income tax expense..................   83,068    52,372    47,872
                                                  --------  --------  --------
Net income before accumulative effect of
  accounting change..............................  152,282    97,617    88,267
Cumulative effect of accounting change, net of
  tax............................................       --       (53)       --
                                                  --------  --------  --------
Net income....................................... $152,282  $ 97,564  $ 88,267
                                                  ========  ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                                (in thousands)

                                                   Years ended December 31,
                                                -------------------------------
                                                   2005        2004      2003
                                                ----------  ---------- --------
Common stock
Balance at beginning and end of year........... $    3,225  $    3,225 $  3,225

Additional paid-in capital
Balance at beginning of year...................    238,025     238,025  238,025
                                                ----------  ---------- --------
Balance at the end of year.....................    238,025     238,025  238,025
                                                ----------  ---------- --------
Accumulated other comprehensive income
Balance at beginning of year...................    307,204     262,264  172,401
   Other comprehensive income/(loss)...........    (90,453)     44,940   89,863
                                                ----------  ---------- --------
Balance at end of year.........................    216,751     307,204  262,264
                                                ----------  ---------- --------
Retained earnings
Balance at beginning of year...................    505,118     407,554  319,287
Net income.....................................    152,282      97,564   88,267
Dividends to shareholder.......................    (50,000)         --       --
                                                ----------  ---------- --------
Balance at end of year.........................    607,400     505,118  407,554
                                                ----------  ---------- --------
Total shareholder's equity..................... $1,065,401  $1,053,572 $911,068
                                                ==========  ========== ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                Years ended December 31,
                                         -------------------------------------
                                             2005         2004         2003
                                         -----------  -----------  -----------
Cash flows from operating
  activities:
   Net income........................... $   152,282  $    97,564  $    88,267
Adjustments to reconcile net
  income to net cash provided by
  operating activities:
       Change in insurance reserves.....      81,792      231,793      189,369
       Change in accounting
         principle......................          --           53           --
       Change in reinsurance assets.....      12,687       (9,708)       6,859
       Change in deferred policy
         acquisition costs..............      31,209       28,063       42,441
       Interest credited to
         policyholder contracts.........     190,506      209,198      221,986
       Change to other
         policyholders' contracts.......      (1,152)     (10,870)      19,270
       Change in investment income
         due and accrued................       7,251       (3,024)      (1,634)
       Realized capital (gains)
         losses.........................       8,689       14,819        6,759
       Change in income taxes - net.....      27,150       (5,284)      (8,782)
       Change in reserves for
         commissions, expense and
         taxes..........................        (271)      (1,622)         260
       Amortization of premiums
         and discounts on
         securities.....................     (19,584)     (18,423)     (22,912)
       Change in other assets and
         liabilities - net..............     (65,003)    (107,665)      47,466
                                         -----------  -----------  -----------
Net cash provided by operating
  activities............................     425,556      424,894      589,349
                                         -----------  -----------  -----------
Cash flows from investing
  activities:
       Sale of fixed maturities.........   1,695,162    1,660,282    2,143,951
       Redemptions and maturities
         of fixed maturities............     569,924      387,337      441,382
       Sale of equity securities........       6,584        2,842       13,053
       Purchase of fixed maturities.....  (2,181,966)  (2,262,149)  (2,759,575)
       Purchase of equity
         securities.....................     (11,374)      (2,935)      (3,263)
       Purchase of real estate..........      (3,388)      (2,110)         721
       Mortgage loans funded............     (74,243)     (46,726)     (87,200)
       Repayments of mortgage loans.....      68,581       91,915       37,641
       Change in policy loans...........         (80)        (143)        (755)
       Change in short-term
         investments....................     (11,001)      78,778      (61,658)
       Sales or distributions of
         other long-term
         investments....................      48,036        4,329       16,122
       Investments in other
         long-term investments..........      (1,497)       3,948        6,128
       Change in securities
         lending collateral.............    (272,108)     719,607      724,433
       Other - net......................     (37,890)       3,835       (3,676)
                                         -----------  -----------  -----------
Net cash provided by (used) in
  investing activities..................    (205,260)     638,810      467,304
                                         -----------  -----------  -----------
Cash flows from financing
  activities:
       Deposits on policyholder
         contracts......................      72,328      156,631      260,495
       Withdrawals on policyholder
         contracts......................    (582,700)    (500,721)    (590,440)
       Change in securities
         lending payable................     346,406     (719,607)    (724,433)
       Dividends to shareholders........     (50,000)          --           --
                                         -----------  -----------  -----------
Net cash provided by (used in)
  financing activities..................    (213,966)  (1,063,697)  (1,054,378)
                                         -----------  -----------  -----------
Change in cash..........................       6,330            7        2,275
Cash at beginning of year...............       2,282        2,275           --
                                         -----------  -----------  -----------
Cash at end of year..................... $     8,612  $     2,282  $     2,275
                                         ===========  ===========  ===========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2005      2004      2003
                                                 ---------  --------  --------
Net Income...................................... $ 152,282  $ 97,564  $ 88,267

Other comprehensive income
Change in net unrealized appreciation of
  Investment-net of reclassifications...........  (139,246)   71,157   136,176
Deferred income tax expense on above Activities.    48,793   (26,217)  (46,313)
                                                 ---------  --------  --------
Other comprehensive income......................   (90,453)   44,940    89,863
                                                 ---------  --------  --------
Comprehensive income............................ $  61,829  $142,504  $178,130
                                                 =========  ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

       American International Life Assurance Company of New York (the "Company") is part of the Domestic Life Segment (the "Domestic Life") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, Canada and Guam.

2. Summary of Significant Accounting Policies

    a) Basis of Presentation

       The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       We have reclassified certain amounts in our 2004 and 2003 financial statements to conform to the 2005 presentation. The reclassifications included the presentation of collateral received with respect to the company's securities lending program separately on the balance sheet as "Securities Lending Collateral" and a corresponding "Securities Lending Payable". In addition, changes in "Securities Lending Collateral" and "Securities Lending Payable" have been separately classified as Investing Activities and Financing Activities, respectively, in the Statements of Cash Flows. None of these reclassifications had an effect on earnings, shareholder's equity or cash flows.

    b) Statutory Accounting

       The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2005. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                         2005     2004
                                                       -------- --------
       Statutory net income........................... $155,182 $ 94,673
       Statutory capital and surplus.................. $625,836 $565,893

    b) Statutory Accounting - (continued):


       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    c) Insurance Contracts

       The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    d) Investments

       (i)Fixed Maturity and Equity Securities

          Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

          Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

    d) Investments - (continued):


          Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

          The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

          In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

          Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

      (ii)Mortgage Loans

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2005 and 2004.

          Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

     (iii)Policy loans

          Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

    d) Investments - (continued):


      (iv)Other long-term investments

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value and the change in net asset value is recorded in net investment income.

       (v)Securities lending collateral and securities lending payable

          Securities held under collateral agreements consist primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

      (vi)Dollar roll agreements

          Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet in other liabilities.

          At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

    e) Deferred Acquisition Costs ("DAC")

       DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability the carrying amount of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

    e) Deferred Acquisition costs ("DAC") - (continued):


       With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

    f) Income Taxes

       The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense. A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    g) Premium Recognition and Related Benefits and Expenses

       Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

    g) Premium Recognition and Related Benefits and Expenses - (continued):


       Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

    h) Policy and Contract Claims

       Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

    i) Separate and Variable Accounts

       Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    j) Guaranteed Minimum Death Benefits

       A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.

    j) Guaranteed Minimum Death Benefits - (continued):


       Changes in liabilities for minimum guarantees are included in the increase in future policy benefits in the statement of income. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to the increase in future policy benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    k) Reinsurance

       The Company generally limits its exposure to loss on any single insured to $5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    l) Derivatives

       The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

       Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

    m) Recently Issued Accounting Standards

       In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has
       (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

    m) Recently Issued Accounting Standards - (continued):


       The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

       The following VIE activities are not consolidated by the Company under FIN46R:

      (i) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     (ii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

    (iii) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

    m) Recently Issued Accounting Standards - (continued):


       In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

       In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $53,000 after taxes, to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

       The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

    m) Recently Issued Accounting Standards - (continued):


       In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's financial condition or results of operations.

       In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations.

       At the March 2004 meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

    m) Recently Issued Accounting Standards - (continued):


       On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets--An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

       On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

       At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

    m) Recently Issued Accounting Standards - (continued):


       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

       On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155") an amendment to SFAS 140 and SFAS 133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued.

       The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

3. Investment Information

    a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2005      2004      2003
                                                  --------  --------  --------
Fixed maturities................................. $518,011  $512,526  $510,472
Equity securities................................      152     2,556       331
Mortgage loans...................................   23,521    30,851    31,058
Policy loans.....................................      824       780       744
Cash and short-term investments..................      598       488       903
Other long-term investments......................   43,174     2,334     6,774
                                                  --------  --------  --------
   Total investment income.......................  586,280   549,535   550,282
   Investment expenses...........................   (3,576)   (4,576)   (6,090)
                                                  --------  --------  --------
Net investment income............................ $582,704  $544,959  $544,192
                                                  ========  ========  ========

    b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2005, 2004 and 2003 are summarized below (in thousands):

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2005      2004      2003
                                                 ---------  --------  --------
Realized gains (losses) on investments:
Fixed maturities................................ $  (6,501) $    634  $  3,844
Equity securities...............................      (139)      703     1,156
Mortgage loans..................................        --        --      (722)
Derivatives.....................................      (890)    1,014    (7,502)
Other long-term investments.....................    (1,159)  (17,170)   (3,535)
                                                 ---------  --------  --------
   Realized gains (losses)...................... $  (8,689) $(14,819) $ (6,759)
                                                 =========  ========  ========
Change in net unrealized appreciation
  (depreciation) of investments:
Fixed maturities................................ $(191,225) $ 64,368  $180,242
Equity securities...............................        33      (688)      654
Deferred policy acquisition costs...............    51,946     7,477   (44,555)
Other...........................................        --        --      (165)
                                                 ---------  --------  --------
   Change in net unrealized appreciation
     (depreciation) of investments.............. $(139,246) $ 71,157  $136,176
                                                 =========  ========  ========

       During 2005, 2004 and 2003, gross gains of $24,873,000, $28,807,000 and
       $61,692,000, respectively, and gross losses of $31,374,000, $28,173,000 and $57,848,000, respectively, were realized on dispositions of fixed maturities. The 2005, 2004 and 2003 losses include writedowns of $13,088,000, $5,886,000 and $36,639,000, respectively, for certain securities available for sale, which experienced a decline in value deemed other than temporary.

       During 2005, 2004 and 2003, gross gains of $0, $703,000 and $1,177,000, respectively, and gross losses of $139,000, $0, and $21,000, respectively, were realized on dispositions of equity securities.

    b) Investment Gains and Losses - (continued):


   The following table summarizes the gross unrealized losses and fair value on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 (in thousands):

                                           Greater than 12
                       12 months or less        months             Total
                          Unrealized          Unrealized         Unrealized
                      ------------------- ------------------ ------------------
December 31, 2005     Fair Value $ Losses Fair Value Losses  Fair Value Losses
-----------------     ---------- -------- ---------- ------- ---------- -------
Fixed maturities..... $1,612,673 $39,445   $304,179  $23,246 $1,916,852 $62,691
Equity securities....      4,216     193        800      201      5,016     394
                      ---------- -------   --------  ------- ---------- -------
   Total............. $1,616,889 $39,638   $304,979  $23,447 $1,921,868 $63,085
                      ========== =======   ========  ======= ========== =======

       As of December 31, 2005, the Company held 469 and 3 individual bonds and stock investments that were in an unrealized loss position, of which 64 individual bonds and 1 stock investment were in an unrealized loss position continuously for 12 months or more.

       The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of the review.

    c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2005 and 2004 are as follows (in thousands):

                                               Gross      Gross
                                  Amortized  Unrealized Unrealized
2005                                Cost       Gains      Losses   Fair Value
----                              ---------- ---------- ---------- ----------
Fixed maturities:
   U.S Government and government
     Agencies and authorities.... $   83,692  $ 12,929   $    56   $   96,565
   Foreign Governments...........     67,430    10,686       118       77,998
   States, municipalities and
     political subdivision.......     27,000       308       639       26,669
   Mortgage-backed securities....  1,083,495    22,277    15,121    1,090,651
   All other corporate...........  6,178,732   399,320    46,757    6,531,295
                                  ----------  --------   -------   ----------
Total fixed maturities........... $7,440,349  $445,520   $62,691   $7,823,178
                                  ==========  ========   =======   ==========
Equity securities................ $    6,496  $    397   $   394   $    6,499
                                  ==========  ========   =======   ==========

    c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities
       - (continued):


                                               Gross      Gross
                                  Amortized  Unrealized Unrealized
2004                                Cost       Gains      Losses   Fair Value
----                              ---------- ---------- ---------- ----------
Fixed maturities:
   U.S Government and government
     Agencies and authorities.... $   80,881  $ 14,737   $     5   $   95,613
   Foreign Governments...........     35,934     3,289        19       39,204
   States, municipalities and
     political subdivision.......     65,719     7,953       603       73,069
   Mortgage-backed securities....    899,067    46,010     4,119      940,958
   All other corporate...........  6,427,577   535,919    29,108    6,934,388
                                  ----------  --------   -------   ----------
Total fixed maturities........... $7,509,178  $607,908   $33,854   $8,083,232
                                  ==========  ========   =======   ==========
Equity securities................ $    1,837  $    140   $   170   $    1,807
                                  ==========  ========   =======   ==========

   The amortized cost and fair value of fixed maturities available for sale at December 31, 2005, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Amortized
                                                            Cost     Fair Value
                                                          ---------- ----------
Fixed maturity securities, excluding mortgage- backed
  securities:
       Due in one year or less........................... $  245,345 $  246,487
       Due in one year through 5 years...................    761,167    784,957
       Due after five years through ten years............  2,022,528  2,085,598
       Due after ten years...............................  3,327,814  3,615,485
Mortgage-backed securities...............................  1,083,495  1,090,651
                                                          ---------- ----------
   Total fixed maturity securities....................... $7,440,349 $7,823,178
                                                          ========== ==========

    d) Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                  2005       2004       2003
                                               ---------  ---------  ---------
Gross unrealized gains........................ $ 445,917  $ 608,048  $ 557,188
Gross unrealized losses.......................   (63,085)   (34,024)   (46,844)
Deferred policy acquisition costs.............   (53,824)  (105,770)  (113,247)
Deferred income tax expense...................  (112,257)  (161,050)  (134,833)
                                               ---------  ---------  ---------
   Net unrealized gains on securities......... $ 216,751  $ 307,204  $ 262,264
                                               =========  =========  =========

    e) Fixed Maturities Below Investment Grade: At December 31, 2005 and 2004, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $486,517,399 and $531,122,642, respectively, and an aggregate market value of $490,016,604 and $553,047,938, respectively.

    f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

    g) Investments Greater than 10% of Equity: The market value of investments in the following companies exceeded 10% of the Company's total shareholder's equity at December 31, 2005 (in thousands):

       CWBS, Inc            $136,938

    h) Statutory Deposits: Securities with a carrying value of $4,414,874 and $6,458,281 were deposited by the Company under requirements of regulatory authorities as of December 31, 2005 and 2004, respectively.

    i) Mortgage Loans: At December 31, 2005, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 48% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 14% by properties located in the West region, 12% by properties located in the Mid-West region and 8% in the Mid-Atlantic region. No more than 6% of the portfolio was secured by properties in any other region. At December 31, 2005, the type of property collateralizing the mortgage loan portfolio was approximately 27% for office, 27% for residential, 19% for retail, 12% for hotel/motel, 9% for industrial, and 6% other.

4. Deferred Policy Acquisition Costs

   The following reflects the deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income (in thousands):

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2005      2004      2003
                                                  --------  --------  --------
Balance at beginning of year..................... $ 65,126  $ 85,908  $173,205
   Acquisition costs deferred....................    1,216     2,883     4,713
   Amortization charged to income................  (32,425)  (31,142)  (47,455)
   Effect of net unrealized gains/(losses).......   51,946     7,477   (44,555)
                                                  --------  --------  --------
Balance at end of year........................... $ 85,863  $ 65,126  $ 85,908
                                                  ========  ========  ========

5. Policyholder Contract Deposits and Future Policy Benefits

    a) The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2005 and 2004 follows (in thousands):

                                                             2005       2004
                                                          ---------- ----------
Policyholder contract deposits:
   Annuities............................................. $4,074,247 $4,356,244
   Guaranteed investments contracts (GICs)...............    319,362    356,245
   Universal life........................................    112,495    113,913
   Corporate-owned life insurance........................     35,649     34,111
   Other investment contracts............................     51,160     53,418
                                                          ---------- ----------
                                                          $4,592,913 $4,913,931
                                                          ========== ==========

                                                             2005       2004
                                                          ---------- ----------
Future policy benefits:
   Ordinary life......................................... $   19,864 $   18,946
   Group life............................................     26,761     26,849
   Life contingent annuities.............................  1,483,098  1,358,569
   Terminal funding......................................  1,126,475  1,120,582
   Accident and health...................................     40,219     44,079
                                                          ---------- ----------
                                                          $2,696,417 $2,569,025
                                                          ========== ==========

    b) The liability for policyholder contract deposits has been established based on the following assumptions:

      (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.3 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 7.6 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 2 years.

    (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2005 was 5.3 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 5.9 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

    c) The liability for future policy benefits has been established based upon the following assumptions:

      (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.5 percent and grade to not less than
          1.0 percent.

     (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          21.4 percent.

6. Reserves for Guaranteed Benefits

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2005 and 2004 were as follows:

                                                     Return of Net Deposits
                                                      Plus a Minimum Return
                                                      (dollars in millions)
                                                       2005          2004
                                                   ------------- -------------
Account value..................................... $         190 $         190
Net amount at risk /(a)/..........................             8            11
Average attained age of contract holders..........            62            66
Range of GMDB increase rates /(b)/................  0.00%-10.00%  0.00%-10.00%

  /(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

  /(b)/ Reinsured with top rated carriers.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                                 (In thousands)
                                                                 2005    2004
                                                                 ----   -----
Balance at January 1/(c)/....................................... $ 50   $  81
Guaranteed benefits incurred....................................   70     225
Guaranteed benefits paid........................................  (20)   (256)
                                                                 ----   -----
Balance at December 31.......................................... $100   $  50

  /(c)/ Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-01.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:

  .   Data used was 1,000 stochastically generated investment performance scenarios.
  .   Mean investment performance assumption was 10%.
  .   Volatility assumption was 16%.
  .   Mortality was assumed to be 87.5% of the 1983a table.
  . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.
  .   The discount rate was 8%.

7. Income Taxes

    a) Income tax liabilities were as follows (in thousands):

                                                                Years ended
                                                               December 31,
                                                            ------------------
                                                              2005      2004
                                                            --------  --------
Current tax receivables.................................... $ 23,482  $ 26,343
Deferred tax (liability) asset.............................  (75,013)  (99,518)
                                                            --------  --------
   Income taxes (payable) receivable....................... $(51,531) $(73,175)
                                                            ========  ========

   The components of deferred tax assets and liabilities were as follows (in thousands):

                                                                Years ended
                                                               December 31,
                                                            ------------------
                                                              2005      2004
                                                            --------  --------
Deferred tax assets:
   Policy reserves......................................... $ 46,981  $ 64,333
   Basis differential of investments.......................    2,721     5,699
   Other...................................................    1,789     2,137
                                                            --------  --------
                                                            $ 51,491  $ 72,169
                                                            --------  --------
Deferred tax liabilities:
   Net unrealized gains on debt and equity and equity
     securities available for sale......................... $112,257  $162,317
   Deferred policy acquisition costs.......................   11,568     5,546
   Other...................................................    2,679     3,824
                                                            --------  --------
                                                            $126,504  $171,687
                                                            --------  --------
Net deferred tax liabilities............................... $(75,013) $(99,518)
                                                            ========  ========

    b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends of $50 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

    c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                      Years ended December 31,
                                                     -------------------------
                                                       2005     2004     2003
                                                     -------  -------  -------
Income tax expense at statutory percentage of GAAP
  pretax income..................................... $82,373  $52,496  $47,649
State income tax....................................     803      510      892
Dividends received deduction........................    (131)      --       --
Prior year correction...............................     (53)    (696)    (549)
Other...............................................      76       62     (120)
                                                     -------  -------  -------
   Income tax expense............................... $83,068  $52,372  $47,872
                                                     =======  =======  =======

    d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $27.4 million and $27.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2005 and 2004, respectively.

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9. Derivative Financial Instruments

    a) Use of Derivative Financial Instruments:

       The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

    b) Interest Rate and Currency Swap Agreements:

       Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/loss over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses). Swap agreements generally have terms of two to ten years.

       Interest rate and currency swap agreements at December 31 were as follows (in millions):

                                                                 2005    2004
                                                                ------  ------
Liability Swaps
Interest rate swap agreements to receive floating rate:
   Notional amounts............................................ $  175  $  175
   Fair Value..................................................    0.3    (6.6)
Asset Swaps
Currency swap agreements (received U.S. dollars/pay Canadian dollars):
   Notional amounts (in U.S. dollars).......................... $   30  $   30
   Fair Value..................................................  (16.5)  (13.1)
Currency swap agreements (received U.S. dollars/pay Euro
  dollars):
   Notional amounts (in U.S. dollars).......................... $    5  $    5
   Fair Value..................................................   (0.8)   (1.7)
Currency swap agreements (received U.S. dollars/pay Australian dollars):
   Notional amounts (in U.S. dollars).......................... $    5  $    5
   Fair Value..................................................    (.0)   (0.3)

    c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

10.Fair Value of Financial Instruments

    a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                            Fair      Carrying
2005                                                        Value      Value
----                                                      ---------- ----------
Cash and short-term investments.......................... $   34,770 $   34,770
Fixed maturities.........................................  7,823,178  7,823,178
Equity securities........................................      6,499      6,499
Mortgage and policy loans................................    394,277    369,410
Investment contracts.....................................  4,381,365  4,444,043
Other long-term investments..............................     45,046     45,046
Assets and liabilities related to separate accounts......    191,660    191,660
Derivative assets........................................        292        292
Derivative liabilities...................................     17,318     17,318

                                                            Fair      Carrying
2004                                                        Value      Value
----                                                      ---------- ----------
Cash and short-term investments.......................... $   17,439 $   17,439
Fixed maturities.........................................  8,083,232  8,083,232
Equity securities........................................      1,807      1,807
Mortgage and policy loans................................    402,558    380,010
Investment contracts.....................................  4,977,664  4,712,489
Other long-term investments..............................     42,127     42,127
Assets and liabilities related to separate accounts......    204,782    204,782
Derivative liabilities...................................     21,933     21,933

    b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   Equity securities: Fair values for equity securities were based upon quoted market prices.

   Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

   Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

   Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

   Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

   Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.Shareholder's Equity

   The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were dividends paid in the amount of $50,000,000 and $0, in 2005 and 2004, respectively.

12.Employee Benefits

   Currently all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.Reinsurance

    a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

   The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands):

                                             Premiums and Other Considerations
                                   Life     -----------------------------------
December 31, 2005              Insurance in           Accident
-----------------                 Force       Life   and Health Annuity  Total
                               ------------ -------  ---------- ------- -------
Direct........................   3,129,817   52,946    36,021   208,071 297,038

   Assumed - Nonaffiliated....     792,567    1,512        --        --   1,512
   Assumed - Affiliated.......         215       --        --        --      --
                                ----------  -------    ------   ------- -------
Total Assumed.................     792,782    1,512        --        --   1,512


   Ceded - Nonaffiliated......     497,656    2,133       644       301   3,078
   Ceded - Affiliated.........         825       36    23,476        --  23,512
                                ----------  -------    ------   ------- -------
Total Ceded...................     498,481    2,169    24,120       301  26,590
                                ----------  -------    ------   ------- -------
Net...........................   3,424,118   52,289    11,901   207,770 271,960
                                ==========  =======    ======   ======= =======

                                             Premiums and Other Considerations
                                   Life     -----------------------------------
December 31, 2004              Insurance in           Accident
-----------------                 Force       Life   and Health Annuity  Total
                               ------------ -------  ---------- ------- -------
Direct........................  40,437,034  158,880    48,518   246,866 454,264

   Assumed - Nonaffiliated....   1,045,988    2,353        --        --   2,353
   Assumed - Affiliated.......         299       --        --        --      --
                                ----------  -------    ------   ------- -------
Total Assumed.................   1,046,287    2,353        --        --   2,353


   Ceded - Nonaffiliated......     576,871    2,602     7,075       317   9,994
   Ceded - Affiliated.........         785      (58)   22,496        --  22,438
                                ----------  -------    ------   ------- -------
Total Ceded...................     577,656    2,544    29,571       317  32,432
                                ----------  -------    ------   ------- -------
Net...........................  40,905,665  158,689    18,947   246,549 424,185
                                ==========  =======    ======   ======= =======

                                             Premiums and Other Considerations
                                    Life     ----------------------------------
December 31, 2003               Insurance in          Accident
-----------------                  Force      Life   and Health Annuity  Total
                                ------------ ------- ---------- ------- -------
Direct.........................  37,356,256  144,772   42,957   237,875 425,604

   Assumed - Nonaffiliated.....   1,105,544    3,433      230        --   3,663
   Assumed - Affiliated........         500       --       --        --      --
                                 ----------  -------   ------   ------- -------
Total Assumed..................   1,106,044    3,433      230        --   3,663


   Ceded - Nonaffiliated.......     610,020    3,009   13,845       397  17,251
   Ceded - Affiliated..........         845    1,593   20,015        --  21,608
                                 ----------  -------   ------   ------- -------
Total Ceded....................     610,865    4,602   33,860       397  38,859
                                 ----------  -------   ------   ------- -------
Net............................  37,851,435  143,603    9,327   237,478 390,408
                                 ==========  =======   ======   ======= =======

    b) Reinsurance recoveries, which reduced death and other benefits, approximated $12,044,000 and $19,552,000 respectively, for the years ended December 31, 2005 and 2004.

       The Company's reinsurance arrangements do not relieve it from its direct obligation to its insured. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.Transactions with Related Parties

    a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $23,512,000 and $3,564,000, respectively, for the year ended
       December 31, 2005. Premium income and commission ceded for 2004 amounted to $22,438,000 and $3,411,000, respectively. Premium income and commission ceded for 2003 amounted to $21,608,000 and $2,397,000, respectively.

       In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

    b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,619,000 in premiums relating to this business for 2005, $13,302,000 for 2004, and $11,399,000 for 2003.

    c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2005, 2004 and 2003, the Company was charged $13,585,000, $13,126,000 and $10,589,000, respectively, for expenses attributed to the Company but incurred by affiliates.

    d) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. National Union's statutory financial statements are contained in the Company's variable product registration statements filed with SEC. Additionally, National Union files statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

       The Company expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

                     National Union Fire Insurance Company
                              of Pittsburgh, PA.

                               NAIC Code: 19445

                     Statutory Basis Financial Statements

                          December 31, 2005 and 2004

                     National Union Fire Insurance Company
                              of Pittsburgh, PA.

                     Statutory Basis Financial Statements

                          December 31, 2005 and 2004

                               Table of Contents

 Report of Independent Auditors .......................................... 2

 Statements of Admitted Assets............................................ 3

 Statements of Liabilities, Capital and Surplus........................... 4

 Statements of Income and Changes in Capital and Surplus.................. 5

 Statements of Cash Flow.................................................. 6

 Notes to Statutory Basis Financial Statements............................ 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of National Union
Fire Insurance Company of Pittsburgh, PA.

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow, for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP
New York, NY
APRIL 27, 2006

           National Union Fire Insurance Company of Pittsburgh, PA.

                         Statements of Admitted Assets
                                Statutory Basis
                       As of December 31, 2005 and 2004
                                (000's Omitted)

 As of December 31,                                        2005        2004
 ------------------                                     ----------- -----------
 Cash and Invested Assets:
    Bonds, principally at amortized cost (NAIC
      market value: 2005 - $11,028,298;
      2004 - $9,570,573)............................... $10,806,319 $ 9,305,455
    Stocks:
        Common stocks, at NAIC market value (Cost:
          2005 - $2,760,035; 2004 - $2,736,085)........   6,445,976   5,869,968
        Non-redeemable preferred stocks, at NAIC
          market value (Cost: 2005 - $2,110,012;
          2004 - $2,259,718)...........................   2,110,150   2,259,870
    Other invested assets, primarily at equity
      (Cost: 2005 - $978,354; 2004 - $778,680).........   1,425,397   1,051,860
    Short-term investments, at amortized cost
      (approximates NAIC market value).................     168,815     109,446
    Securities lending collateral......................      83,903      43,883
    Cash...............................................      50,752     115,855
    Receivable for securities..........................          --      20,336
                                                        ----------- -----------
           Total Cash and Invested Assets..............  21,091,312  18,776,673
                                                        ----------- -----------
 Investment income due and accrued.....................     193,851     132,033
 Agents' balances or uncollected premiums:
    Premiums in course of collection...................     705,461     637,680
    Premiums and installments booked but deferred
      and not yet due..................................   1,460,490   1,216,506
    Accrued retrospective premiums.....................      29,300       8,146
 Amounts billed and receivable from high
   deductible policies.................................     333,315     387,572
 Reinsurance recoverable on loss payments..............     419,911     258,992
 Funds held by or deposited with reinsurers............      25,026     170,139
 Deposit accounting assets.............................   1,410,584   1,729,756
 Deposit accounting assets - funds held................     457,042     448,279
 Federal and foreign income taxes recoverable from
   parent..............................................     763,168     630,958
 Net deferred tax assets...............................     385,906     379,832
 Receivable from parent, subsidiaries and
   affiliates..........................................     826,889     571,351
 Equities in underwriting pools and associations.......     609,772     526,124
 Other admitted assets.................................     133,600     356,466
                                                        ----------- -----------
           Total Admitted Assets....................... $28,845,627 $26,230,507
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

                Statements of Liabilities, Capital and Surplus
                                Statutory Basis
                       As of December 31, 2005 and 2004
                   (000's Omitted Except Share Information)

As of December 31,                                        2005         2004
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses..... $11,786,300  $ 9,811,368
Unearned premium reserves............................   4,291,224    4,142,837
Commissions, premium taxes, and other expenses
  payable............................................     278,031      289,329
Reinsurance payable on paid loss and loss adjustment
  expenses...........................................     153,630      273,785
Funds held by company under reinsurance treaties.....     267,740      275,189
Provision for reinsurance............................     201,761      334,696
Ceded reinsurance premiums payable, net of ceding
  commissions........................................     429,327       66,516
Retroactive reinsurance reserves - assumed...........      34,720       11,270
Retroactive reinsurance reserves - ceded.............     (68,657)     (86,065)
Deposit accounting liabilities.......................     513,961      691,335
Deposit accounting liabilities - funds held..........   1,062,338    1,149,918
Securities lending payable...........................      83,903       43,883
Collateral deposit liability.........................     533,851      484,435
Payable to parent, subsidiaries and affiliates.......     886,989    1,190,865
Other liabilities....................................     270,346      174,325
                                                      -----------  -----------
   Total Liabilities.................................  20,725,464   18,853,686
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000
  shares authorized;
   895,750 shares issued and outstanding.............       4,479        4,479
Capital in excess of par value.......................   2,694,092    2,494,262
Unassigned surplus...................................   5,349,702    4,791,970
Special surplus funds from retroactive reinsurance...      71,890       86,110
                                                      -----------  -----------
   Total Capital and Surplus.........................   8,120,163    7,376,821
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus........... $28,845,627  $26,230,507
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

            Statements of Income and Changes in Capital and Surplus
                                Statutory Basis
                For the Years Ended December 31, 2005 and 2004
                                (000's Omitted)

For the Years Ended December 31,                           2005        2004
--------------------------------                        ----------  ----------
                 Statements of Income

Underwriting Income:
   Premiums earned..................................... $7,035,963  $6,592,662
                                                        ----------  ----------
Underwriting Deductions:
   Losses incurred.....................................  5,207,675   4,943,210
   Loss adjustment expenses incurred...................  1,138,284     755,384
   Other underwriting expenses incurred................  1,401,165   1,369,229
                                                        ----------  ----------
Total Underwriting Deductions..........................  7,747,124   7,067,823
                                                        ----------  ----------
Net Underwriting Loss..................................   (711,161)   (475,161)
                                                        ----------  ----------
Investment Income:
   Net investment income earned........................    747,551     826,487
   Net realized capital gains (net of capital gains
     taxes: 2005 - $24,064; 2004 - $24,340)............     44,691      45,202
                                                        ----------  ----------
Net Investment Gain                                        792,242     871,689
                                                        ----------  ----------
Net loss from agents' or premium balances charged-off..   (153,838)    (45,160)
Other gain.............................................     96,755      76,169
                                                        ----------  ----------
Net Income after Capital Gains Taxes and Before
  Federal Income Taxes.................................     23,998     427,537
Federal income tax expense (benefit)...................   (107,916)    101,147
                                                        ----------  ----------
       Net Income...................................... $  131,914  $  326,390
                                                        ==========  ==========
            Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year.. $7,376,821  $6,899,256
   Adjustment to beginning surplus.....................   (205,585)   (545,684)
                                                        ----------  ----------
Capital and Surplus, as of January 1,                    7,171,236   6,353,572
                                                        ----------  ----------
Changes in capital and surplus:
   Net income..........................................    131,914     326,390
   Change in net unrealized capital gains [net of
     capital gains taxes: 2005 - $(18,068);
     2004 -$43,543]....................................    697,684     529,835
   Change in net deferred income taxes.................     46,237     298,938
   Change in non-admitted assets.......................    (88,388)    (91,499)
   Change in provision for reinsurance.................    132,935      42,397
   Paid in surplus.....................................    199,830     143,782
   Cash dividends to stockholder.......................    (97,750)   (207,199)
   Other surplus adjustments...........................         --     (39,660)
   Foreign exchange translation........................    (73,535)     20,265
                                                        ----------  ----------
       Total Changes in Capital and Surplus............    948,927   1,023,249
                                                        ----------  ----------
Capital and Surplus, as of December 31,                 $8,120,163  $7,376,821
                                                        ==========  ==========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

                            Statements of Cash Flow
                                Statutory Basis
                For the Years Ended December 31, 2005 and 2004
                                (000's Omitted)

For the Years Ended December 31,                          2005         2004
--------------------------------                      -----------  -----------
                Cash From Operations

Premiums collected, net of reinsurance............... $ 7,217,780  $ 7,010,374
Net investment income................................     720,255      831,974
Miscellaneous income (expense).......................     (57,062)      31,571
                                                      -----------  -----------
   Sub-total.........................................   7,880,973    7,873,919
                                                      -----------  -----------
Benefit and loss related payments....................   3,931,978      (65,276)
Commission and other expense paid....................   2,113,308    1,864,377
Dividends paid to policyholders......................         927          634
Change in federal income taxes.......................      47,537      675,868
                                                      -----------  -----------
   Net Cash from Operations..........................   1,787,223    5,398,316
                                                      -----------  -----------
               Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds.............................................   2,374,908    2,314,128
   Stocks............................................     677,784      550,433
   Other.............................................   3,296,328    4,193,343
                                                      -----------  -----------
   Total Proceeds from Investments Sold, Matured, or
     Repaid..........................................   6,349,020    7,057,904
                                                      -----------  -----------
Cost of Investments Acquired
   Bonds.............................................   3,915,482    5,009,144
   Stocks............................................     521,240      459,758
   Other.............................................   3,256,822    4,240,241
                                                      -----------  -----------
   Total Cost of Investments Acquired................   7,693,544    9,709,143
                                                      -----------  -----------
   Net Cash (Used in) Investing Activities...........  (1,344,524)  (2,651,240)
                                                      -----------  -----------
   Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock.....          --      143,782
Dividends to stockholder.............................    (146,977)    (206,320)
Net deposit on deposit-type contracts and other
  insurance..........................................      45,455     (677,632)
Other................................................    (346,911)  (2,021,066)
                                                      -----------  -----------
   Net Cash (Used in) Financing and Miscellaneous
     Activities......................................    (448,433)  (2,761,236)
                                                      -----------  -----------
   Net Change in Cash and Short-term Investments.....      (5,734)     (14,160)

Cash and short-term Investments:
   Beginning of year.................................     225,301      239,461
                                                      -----------  -----------
   End of Year....................................... $   219,567  $   225,301
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 1 - Organization and Summary of Significant Statutory Basis Accounting Policies

A.  Organization

    The National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

    The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

    The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

    The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B.  Summary of Significant Statutory Basis Accounting Policies

    Prescribed or Permitted Statutory Accounting Practices:

    The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania.

    The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York Regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted).

    A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Commonwealth of Pennsylvania is shown below:

    December 31,                                       2005        2004
    ------------                                    ----------  ----------
    Net Income, Pennsylvania Insurance Department.. $  131,914  $  326,390

    State Practices - (Deduction) Income:
       Non-Tabular Discounting.....................   (403,719)    (46,613)
                                                    ----------  ----------
    Net (Loss) Income, NAIC SAP.................... $ (271,805) $  279,777
                                                    ==========  ==========
    Statutory Surplus, Pennsylvania Insurance
      Department................................... $8,120,163  $7,376,821
    State Practices - (Charge) Credit

       Non-Tabular Discounting.....................   (594,958)   (191,239)
       Reinsurance Credits.........................   (212,192)   (201,318)
                                                    ----------  ----------
    Statutory Surplus, NAIC SAP.................... $7,313,013  $6,984,264
                                                    ==========  ==========

    In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

    Statutory Accounting Practices and Generally Accepted Accounting Principles:

    NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

    Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d.  Estimated undeclared dividends to policyholders are accrued;

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available for sale or trading are reported at fair value. The difference between the cost and the fair value for securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

    Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income;

    d.  Declared dividends to policyholders are accrued;

    e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

    The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    Significant Statutory Accounting Practices:

    A summary of the Company's significant statutory accounting practices are as follows:

    Use of Estimates: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Pennsylvania requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

    Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

        Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $238,400 and $237,683, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

        Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC market value and the unrealized gain or loss reported as unassigned surplus.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

        Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

        Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Through out the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

        Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

    Revenue Recognition: Direct written premium contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $29,300 and $8,146, respectively, net of non-admitted premium balances of $3,256 and $905, respectively.

    Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts--Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

    In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

    For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to the Insured the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

    Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

    Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

    Deposit Accounting: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting - An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

    As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

    Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

    Commissions and Underwriting Expenses: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

    Reserves for Losses and LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

    The Company discounts its loss reserves on workers' compensation claims.

    The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. At
    December 31,

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    2005 and 2004, the reserves for losses (net of reinsurance) subject to tabular discounting were $2,135,010 and $1,423,684, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $194,527 and $151,671, respectively, all of which were applied to the Company's case reserves.

    As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

    . For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

    . For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

    At December 31, 2005 and 2004, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $3,420,746 and $1,272,013, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 was applied to case reserves and IBNR, respectively. As of December 31, 2004, the Company's non-tabular discount amounted to $191,239, all of which was applied to the Company's case reserves.

    Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

    Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

    Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

    Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

    Non-Admitted Assets: Certain assets, principally electronic data processing
    (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to unassigned surplus. EDP equipment is depreciated over five years using the straight line method. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $25,983 and $18,008, respectively.

    Reclassifications: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 2 - Accounting Adjustments to Statutory Basis Financial Statements

A.  Accounting Adjustments to 2005 Statutory Basis Financial Statements

    During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $205,585. In accordance with SSAP No. 3, entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

   Capital and Surplus, as of December 31, 2004.................. $7,376,821

   Adjustments to Beginning Capital and Surplus:

      1. Asset realization.......................................   (242,195)
      2. Revenue recognition.....................................    (68,690)
                                                                  ----------
             Total Adjustments to Beginning Capital and
               Surplus, Before Federal Income Taxes..............   (310,885)

   Federal Income Taxes:

          Current federal income taxes...........................     23,551
          Deferred income taxes..................................     81,749
                                                                  ----------
             Total Adjustments to Beginning Capital and
               Surplus, After Federal Income Taxes...............   (205,585)
                                                                  ----------
   Capital and Surplus, as of January 1, 2005                     $7,171,236
                                                                  ==========

    An explanation for each of the adjustments for prior period corrections is described below:

    1. Asset Realization: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

    2. Revenue Recognition: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

B.  Accounting Adjustments to 2004 Statutory Basis Financial Statements

    As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

    An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under SSAP
    No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $545,684) to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

    A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

    Capital and Surplus, as of December 31, 2003................ $6,899,256

    Adjustments to beginning capital and surplus:

    1. Risk Transfer (Union Excess, Richmond and other).........   (455,383)
    2. Coventry.................................................    (16,817)
    3. In-Substance Defeasance..................................     19,500
    4. Loss Reserves............................................    (79,040)
    5. DBG Analysis.............................................    (56,278)
    6. Other Adjustments........................................     42,334
                                                                 ----------
    Total Adjustments to Beginning Capital and Surplus             (545,684)
                                                                 ----------
    Capital and Surplus, as of January 1, 2004                   $6,353,572
                                                                 ==========

    The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

    An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

    1. Risk Transfer (Union Excess, Richmond and other): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a
        Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    2. Coventry: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company determined, in light of new information not available at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements.

    3. In-Substance Defeasance: The Company entered into a funding agreement and related interest rate swap. These contracts were intended to be entered into by American International Specialty Lines Insurance Company (AISLIC) to economically hedge a corresponding AISLIC contract. The Company has since assigned the intercompany funding agreement and novated the interest rate swap to AISLIC as if in each case the contracts had been entered into by AISLIC at inception.

    4. Loss Reserves: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

    5. Domestic Brokerage Group (DBG) Analysis: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

    6. Other Adjustments: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 3 - Investments

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                 Gross      Gross       NAIC *
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses      Value
                                                   ----------- ---------- ---------- -----------
As of December 31, 2005

   U.S. governments............................... $    29,928  $    960   $    39   $    30,849
   All other governments..........................     649,321    10,352     8,611       651,062
   States, territories and possessions............   1,835,166    44,713     4,654     1,875,225
   Political subdivisions of states, territories
     and possessions..............................   2,643,663    60,523     2,539     2,701,647
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   5,212,354   119,179     7,282     5,324,251
   Public utilities...............................      54,429       954       633        54,750
   Industrial and miscellaneous...................     381,458    18,070     9,014       390,514
                                                   -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2005....... $10,806,319  $254,751   $32,772   $11,028,298
                                                   ===========  ========   =======   ===========
As of December 31, 2004

   U.S. governments............................... $    45,062  $  1,117   $   144   $    46,035
   All other governments..........................     465,565    17,831       260       483,136
   States, territories and possessions............   2,097,759    58,903     4,204     2,152,458
   Political subdivisions of states, territories
     and possessions..............................   1,933,929    56,880       555     1,990,254
   Special revenue and special assessment
     obligation and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   4,300,455   131,102     2,836     4,428,721
   Public utilities...............................      10,515     1,205        --        11,720
   Industrial and miscellaneous...................     452,170     6,795       716       458,249
                                                   -----------  --------   -------   -----------
       Total Bonds, As of December 31, 2004....... $ 9,305,455  $273,833   $ 8,715   $ 9,570,573
                                                   ===========  ========   =======   ===========

As of December 31, 2005 and 2004, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $11,030,435 and $9,673,296, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

As of December 31,                                      2005                    2004
------------------                            ------------------------ -----------------------
                                               Amortized     NAIC *    Amortized     NAIC *
                                                 Cost     Market Value   Cost     Market Value
                                              ----------- ------------ ---------- ------------
Due in one year or less...................... $    86,639 $    87,166  $   29,408  $   37,302
Due after one year through five years........     546,495     565,421     507,375     519,338
Due after five years through ten years.......   8,122,058   8,259,989   1,447,668   1,482,452
Due after ten years..........................   1,813,491   1,877,322   7,083,325   7,293,798
Mortgaged-backed securities..................     237,636     238,400     237,679     237,683
                                              ----------- -----------  ----------  ----------
   Total Bonds............................... $10,806,319 $11,028,298  $9,305,455  $9,570,573
                                              =========== ===========  ==========  ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds were $2,114,173 and $2,126,400, respectively. During 2005 and 2004, the Company realized gross gains of $52,643 and $18,767, respectively and gross losses of $21,356 and $19,712, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $585,696 and $501,264, respectively. Gross gains of $43,085 and $57,845 and gross losses of $8,592 and $7,161 were realized on those sales in 2005 and 2004, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The amortized cost and market values of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                     December 31, 2005                           December 31, 2004
                        ------------------------------------------- -------------------------------------------
                                     Gross      Gross      NAIC *                Gross      Gross      NAIC *
                        Amortized  Unrealized Unrealized  Market    Amortized  Unrealized Unrealized  Market
                          Cost       Gains      Losses     Value      Cost       Gains      Losses     Value
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated.......... $2,168,153 $3,730,014  $127,265  $5,770,902 $2,133,267 $3,137,924  $179,416  $5,091,775
   Non-affiliated......    591,892    101,725    18,543     675,074    602,818    188,730    13,355     778,193
                        ---------- ----------  --------  ---------- ---------- ----------  --------  ----------
       Total........... $2,760,045 $3,831,739  $145,808  $6,445,976 $2,736,085 $3,326,654  $192,771  $5,869,968
                        ========== ==========  ========  ========== ========== ==========  ========  ==========

Preferred Stocks:

   Affiliated.......... $2,100,000 $       --  $     --  $2,100,000 $2,250,000 $       --  $     --  $2,250,000
   Non-affiliated......     10,012        386       248      10,150      9,718        311  $    159       9,870
                        ---------- ----------  --------  ---------- ---------- ----------  --------  ----------
       Total........... $2,110,012 $      386  $    248  $2,110,150 $2,259,718 $      311  $    159  $2,259,870
                        ========== ==========  ========  ========== ========== ==========  ========  ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(44,341) and $(729), respectively.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                            Greater than 12
                                                     12 Months or Less          Months                 Total
                                                   --------------------- --------------------- ---------------------
                                                              Unrealized            Unrealized            Unrealized
Description of Securities                          Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                          ---------- ---------- ---------- ---------- ---------- ----------
As of December 31, 2005:

   U. S. Governments.............................. $    5,333  $     39   $     --   $     --  $    5,333  $     39
   All Other Governments..........................    268,895     4,240    124,919      4,371     393,814     8,611
   States, territories and possessions............    378,022     3,069     31,115      1,585     409,137     4,654
   Political subdivisions of states, territories
     and possessions..............................    387,574     2,539         --         --     387,574     2,539
   Special revenue................................    812,359     6,842     12,251        440     824,610     7,282
   Public utilities...............................     47,746       633         --         --      47,746       633
   Industrial and miscellaneous...................    113,404     4,603      5,753      4,411     119,157     9,014
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds....................................  2,013,333    21,965    174,038     10,807   2,187,371    32,772
                                                   ----------  --------   --------   --------  ----------  --------
   Common Stock...................................    287,947    20,822    366,178    124,986     654,125   145,808
   Preferred Stock................................         --        --        751        248         751       248
                                                   ----------  --------   --------   --------  ----------  --------
   Total Stocks...................................    287,947    20,822    366,929    125,234     654,876   146,056
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds and Stocks......................... $2,301,280  $ 42,787   $540,967   $136,041  $2,842,247  $178,828
                                                   ==========  ========   ========   ========  ==========  ========
As of December 31, 2004:

   U. S. Governments.............................. $    2,400  $    144   $     --   $     --  $    2,400  $    144
   All Other Governments..........................    121,010       260         --         --     121,010       260
   States, territories and possessions............    170,120       982    285,409      3,222     455,529     4,204
   Political subdivisions of states, territories
     and possessions..............................    174,418       555         --         --     174,418       555
   Special revenue................................    365,583     2,110     22,410        726     387,993     2,836
   Public utilities...............................         --        --         --         --          --        --
   Industrial and miscellaneous...................     72,522       601     10,524        115      83,046       716
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds....................................    906,053     4,652    318,343      4,063   1,224,396     8,715
                                                   ----------  --------   --------   --------  ----------  --------
   Common Stock...................................    331,234   192,771         --         --     331,234   192,771
   Preferred Stock................................         --        --        811        159         811       159
                                                   ----------  --------   --------   --------  ----------  --------
   Total Stocks...................................    331,234   192,771        811        159     332,045   192,930
                                                   ----------  --------   --------   --------  ----------  --------
   Total Bonds and Stocks......................... $1,237,287  $197,423   $319,154   $  4,222  $1,556,441  $201,645
                                                   ==========  ========   ========   ========  ==========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $2,652 and $702, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $0 and $7,726, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

         For the Years Ended December 31,               2005    2004
         --------------------------------              ------- -------
         Marlwood..................................... $    -- $ 8,877
         Odyssey Invest...............................      --   1,914
         Advance Technology Venture...................      --   1,045
         DLJ Merchant Banking Partners................   2,923      --
         Castleriggs Partners.........................   2,412      --
         Healthcare Partners III......................   1,491      --
         Sandler Capital IV...........................   1,353      --
         RCBA Strategic Partners......................   1,242      --
         Polyventures II..............................   1,184      --
         Items less than $1.0 million.................     661     754
                                                       ------- -------
            Total..................................... $11,266 $12,590
                                                       ======= =======

As of December 31, 2005 and 2004, securities with a market value of $81,453 and $41,888, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Securities carried at amortized cost of $1,499,498 and $1,248,472 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

During 2005 and 2004, included in Net investment income earned were investment expenses of $6,226 and $6,053, respectively, and interest expense of $88,991 and $61,398, respectively.

Note 4 - Reserves for Losses and LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                          2005         2004
                                                      -----------  -----------
 Reserves for Losses and LAE, as of Beginning of the
   Period............................................ $ 9,811,368  $ 6,686,734

 Adjustments for prior period corrections............    (174,946)     908,324
 Incurred losses and LAE related to:
    Current accident year............................   5,005,099    4,808,892
    Prior accident years.............................   1,340,860      889,702
                                                      -----------  -----------
        Total Incurred Losses and LAE................   6,345,959    5,698,594
                                                      -----------  -----------
 Paid losses and LAE related to:
    Current accident year............................  (1,274,795)    (930,546)
    Prior accident years.............................  (2,921,286)  (2,551,738)
                                                      -----------  -----------
        Total Paid Losses and LAE....................  (4,196,081)  (3,482,284)
                                                      -----------  -----------
 Reserves for Losses and LAE, as of December 31,      $11,786,300  $ 9,811,368
                                                      ===========  ===========

During the 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,340,860 and $889,702, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures at year-end 2005 (see Note 12.B for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,497 and $170,076, respectively.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,743,937 and $6,341,900, respectively (exclusive of intercompany pooling).

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 5 - Related Party Transactions

A.  National Union Intercompany Pooling Agreement

    The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company their percentage share of the pooled business.

    In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

    A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                   NAIC Co. Participation
     Member Company                                  Code      Percent
     --------------                                -------- -------------
     National Union Fire Insurance Company of
       Pittsburgh, PA.............................  19445            38.0%
     American Home Assurance Company..............  19380            36.0%
     Commerce and Industry Insurance Company......  19410            10.0%
     New Hampshire Insurance Company..............  23481             5.0%
     The Insurance Company of the State of
       Pennsylvania...............................  19429             5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania...............................  19402             5.0%
     AIU Insurance Company........................  19399             1.0%
     American International Pacific Insurance
       Company....................................  23795             0.0%
     American International South Insurance
       Company....................................  40258             0.0%
     Granite State Insurance Company..............  23809             0.0%
     Illinois National Insurance Company..........  23817             0.0%

B.  American International Underwriters Overseas Association Pooling Arrangement

    AIG formed American International Underwriters Overseas Association (AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                   NAIC Co. Participation
     Member Company                                  Code      Percent
     --------------                                -------- -------------
     American International Underwriters
       Overseas, Limited..........................     --            67.0%
     New Hampshire Insurance Company (NHIC).......  23481            12.0%
     National Union Fire Insurance Company of
       Pittsburgh, PA.............................  19445            11.0%
     American Home Assurance Company (AHAC).......  19380            10.0%

    In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

    At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $613,711 and $530,063, respectively, gross of $957,256 and $623,392, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

    Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $241,997.

C.  Guarantee Arrangements

    The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

    The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

    The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

As of December 31, 2005

                                                     Guarantee  Policyholder  Invested   Estimated  Policyholders'
Guaranteed Company                                    Issued    Obligations    Assets      Loss        Surplus
------------------                                   ---------- ------------ ----------- --------- --------------
New Hampshire Indemnity Company, Inc................ 12/15/1997 $   156,315  $   279,068 $      -- $       99,675
Audubon Insurance Company...........................  11/5/1997     171,796       66,379        --         62,051
Landmark Insurance Company (California).............   3/2/1998      81,202      222,233        --         98,347
Starr Excess Liability Insurance Company, Ltd.......  7/29/1998     320,268    2,250,828        --        714,201
Starr Excess Liability Insurance International
  Limited...........................................  5/28/1998   2,060,866      454,066        --        203,015*
American International Insurance Company of PR......  11/5/1997     265,170      179,584        --        122,858*
AHICO First American-Hungarian Insurance Company....  9/15/1998       9,475       16,902        --      3,458,736*
AIG Europe (Ireland) Ltd............................ 12/15/1997     531,701      367,461        --        154,614*
AIG Global Trade and Political Risk.................  11/5/1997         615      417,860        --        162,650*
AIG Poland Insurance Company........................  9/15/1998      24,906       30,296        --         26,689*
AIG Russia Insurance Company ZAO....................  9/15/1998         n/a          n/a        --            n/a
AIG Slovakia Insurance Company A. S................. 12/23/1998       5,116        3,832        --          3,359*
First American Czech Insurance Company, Rt..........  9/15/1998         n/a          n/a        --            n/a
La Meridional Compania Argentina de Seguros S.A.....   1/6/1998      88,497       62,962        --         64,961*
AIG Romania Insurance Company (w/d 2/13/03)......... 12/23/1998      13,705       19,345        --          5,285*
AIG Ukraine Insurance Company (w/d 2/13/03).........  10/1/2000       1,941        9,075        --            798*
AIG Bulgaria Ins and Reinsurance Co (w/d 2/13/03)... 12/31/1998       4,633        7,647        --          4,291*
AIG Life Insurance Company(+).......................  7/13/1998   8,469,700    9,247,410        --        702,511**
American International Assurance Co (Bermuda) Ltd...  8/23/1999   7,466,172    9,552,342        --      1,346,926
American International Life Assurance Company of N
  Y(+)..............................................  7/13/1998   7,219,889    7,915,072        --        696,304
                                                                -----------  ----------- --------- --------------
Total Guarantees....................................            $26,891,967  $31,102,362 $      -- $    7,927,271
                                                                ===========  =========== ========= ==============

--------
(+) The guaranteed company is backed by a support agreeement issued by AIG. (*) Policyholders' surplus is based on local GAAP financial statements. (**) Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).
(n/a)Not Available

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

D.  Investments in Affiliates

    As of December 31, 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                          Equity at
                                                    Ownership    Cost    December 31,  Change in
Affiliated Investment                                Percent     2005        2005     Equity 2005
---------------------                               --------- ---------- ------------ -----------
Preferred Stocks:

AIG Life Insurance Company.........................   100.0%  $  100,000  $  100,000   $     --
AIG Capital Corporation............................   100.0%   2,000,000   2,000,000         --
                                                              ----------  ----------   --------
   Total Preferred Stocks - Affiliates.............            2,100,000   2,100,000         --
                                                              ----------  ----------   --------
Common stocks:

International Lease Finance Corporation............    32.8%     793,240   2,000,248     65,177
Lexington Insurance Company........................    70.0%     257,973   1,795,395    228,474
United Guaranty Corporation........................    45.9%      74,893     272,619        (91)
AIU Insurance Company..............................    32.0%      40,000     348,853    159,879
American International Specialty Lines Insurance
  Company..........................................    70.0%     109,497     268,454    (12,344)
Starr Excess Liability Insurance Company Ltd.......   100.0%     385,454     714,201    133,184
Pine Street Real Estate Holding Corp...............    22.1%       3,139      14,964          3
21st Century Insurance Group.......................    33.1%     467,720     346,106     55,189
American International Realty, Inc.................    22.1%      20,736      17,769     (1,355)
Eastgreen, Inc.....................................     9.4%       8,976       9,768        249
AIG Lodging Opportunities, Inc.....................   100.0%       3,026         342     (2,779)
National Union Fire Ins. Company of Vt.............   100.0%       1,000      18,522     18,522
National Union Fire Ins. Company of La.............   100.0%       2,500       6,054        135
                                                              ----------  ----------   --------
   Total Common Stocks - Affiliates................            2,168,154   5,813,295    644,243
                                                              ----------  ----------   --------
Total Common and Preferred Stock - Affiliates......           $4,268,154  $7,913,295   $644,243
                                                              ==========  ==========   ========

    The Company has ownership interests in certain affiliated real estate holding companies.

    The remaining equity interest in these investments, except for 21/st/ Century Insurance Group, is owned by other affiliated companies, which are wholly owned by the Parent.

    From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $548,880.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

E.  Other Related Party Transactions

    The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies* that exceeded half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                                        Assets Received by   Assets Transferred by
                                                            the Company           the Company
                                                       --------------------- ---------------------
                             Explantion of   Name of   Statement             Statement
Date of Transaction           Transaction  Affiliate *   Value   Description   Value   Description
-------------------          ------------- ----------- --------- ----------- --------- -----------
Year Ended December 31, 2005

   3/3/2005.................   Dividend        AIG     $     --      --      $ 49,227     Cash
   6/3/2005.................   Dividend        AIG     $     --      --      $ 59,870     Cash
   9/3/2005.................   Dividend        AIG     $     --      --      $ 37,880     Cash
   3/3/2005.................   Dividend    ILFC /AIGCC $ 28,867     Cash     $     --      --
   6/3/2005.................   Dividend    ILFC /AIGCC $ 28,164     Cash     $     --      --
   9/3/2005.................   Dividend    ILFC /AIGCC $ 28,164     Cash     $     --      --
   12/3/2005................   Dividend    ILFC /AIGCC $ 29,949     Cash     $     --      --

Year Ended December 31, 2004

   3/3/2004.................   Dividend        AIG     $     --      --      $ 48,348     Cash
   6/3/2004.................   Dividend        AIG     $     --      --      $ 59,519     Cash
   9/3/2004.................   Dividend        AIG     $     --      --      $ 48,875     Cash
   12/3/2004................   Dividend        AIG     $     --      --      $ 49,578     Cash
   12/17/2004...............  Purch Bonds      UGC     $284,635     Bonds    $284,635     Cash
   3/3/2004.................   Dividend    ILFC /AIGCC $ 27,636     Cash     $     --      --
   6/3/2004.................   Dividend    ILFC /AIGCC $ 27,812     Cash     $     --      --
   9/3/2004.................   Dividend    ILFC /AIGCC $ 27,812     Cash     $     --      --
   12/3/2004................   Dividend    ILFC /AIGCC $ 28,867     Cash     $     --      --

--------
* International Lease Finance Corporation (ILFC); AIG Capital Corporation (AIGCC); United Guaranty Corporation (UGC).

    The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess and Richmond are treated as affiliated.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

    In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp. and AIG Global Trust Services, Limited, AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively. In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

    For the Years Ended December 31,                         2005     2004
    --------------------------------                       -------- --------
    AIG Technology, Inc.(+)............................... $ 28,183 $ 25,778
    AIG Global Investment Corporation.....................    5,188    4,241
    AIG Global Trust Services, Limited....................      143      229
    AI Recovery, Inc......................................    3,772    3,274
    AIG Domestic Claims, Inc..............................  112,960  120,687
                                                           -------- --------
    Total                                                  $150,246 $154,209
                                                           ======== ========
--------
(+) Formerly AIG Data Center, Inc.

    As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $19,369 and $109,446, respectively.

    Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $763,168 and $630,958, respectively.

    During 2005 and 2004, the Company sold $202,251 and $227,539, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,627 and $2,992, respectively, related to these transactions.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

    As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

    As of December 31,                                     2005      2004
    ------------------                                   -------- ----------
    Balances with pool member companies................. $403,833 $  709,843
    Balances with less than 0.5% of admitted assets.....  483,156    481,022
                                                         -------- ----------
    Payable to Parent, Subsidiaries and Affiliates...... $886,989 $1,190,865
                                                         ======== ==========
    AIG................................................. $199,830 $       --
    American Home Canada................................  156,575    156,575
    Balances with pool member companies.................  236,379    112,507
    Balances with less than 0.5% of admitted assets.....  234,105    302,269
                                                         -------- ----------
    Receivable from Parent, Subsidiaries
     and Affiliates..................................... $826,889 $  571,351
                                                         ======== ==========

Note 6 -Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                         2005                    2004
 For the Years Ended            ----------------------- -----------------------
 December 31,                     Written     Earned      Written     Earned
 -------------------            ----------- ----------- ----------- -----------
 Direct Premiums............... $ 5,588,284 $ 5,838,904 $ 6,361,956 $ 6,291,282
 Reinsurance premiums assumed:
    Affiliates.................  22,153,164  21,595,324  21,103,816  19,703,510
    Non-affiliates.............     494,482     548,499     502,326     533,280
                                ----------- ----------- ----------- -----------
 Gross Premiums                  28,235,930  27,982,727  27,968,098  26,528,072

 Reinsurance premiums ceded:
    Affiliates.................  19,860,111  19,676,550  19,544,479  18,386,791
    Non-affiliates.............   1,288,840   1,270,214   1,394,320   1,548,619
                                ----------- ----------- ----------- -----------
    Net Premiums............... $ 7,086,979 $ 7,035,963 $ 7,029,299 $ 6,592,662
                                =========== =========== =========== ===========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance     Ceded Reinsurance            Net
                     ---------------------- --------------------- ---------------------
                      Unearned               Unearned
                       Premium   Commission   Premium  Commission  Premium   Commission
                      Reserves     Equity    Reserves    Equity    Reserves    Equity
                     ----------- ---------- ---------- ---------- ---------- ----------
December 31, 2005

   Affiliated....... $10,662,670 $1,218,460 $9,437,660 $1,100,419 $1,225,010  $118,041
   Non Affiliated...     891,932    101,924    507,060     59,123 $  384,872  $ 42,801
                     ----------- ---------- ---------- ---------- ----------  --------
   Totals........... $11,554,602 $1,320,384 $9,944,720 $1,159,542 $1,609,882  $160,842
                     =========== ========== ========== ========== ==========  ========
December 31, 2004

   Affiliated....... $ 9,810,548 $1,168,029 $9,095,231 $1,058,103 $  715,317  $109,926
   Non Affiliated...     945,951    112,624    488,434     56,823    457,517    55,801
                     ----------- ---------- ---------- ---------- ----------  --------
   Totals........... $10,756,499 $1,280,653 $9,583,665 $1,114,926 $1,172,834  $165,727
                     =========== ========== ========== ========== ==========  ========

As of December 31, 2005 and 2004, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                       Unearned  Paid Losses Reserves for
                                       Premium       and      Losses and
                                       Reserves      LAE         LAE
                                      ---------- ----------- ------------
       December 31, 2005

          Affiliates................. $9,437,660  $ 97,076   $36,164,744
          Non-Affiliates.............    507,060   322,835     3,728,454
                                      ----------  --------   -----------
          Total...................... $9,944,720  $419,911   $39,893,198
                                      ==========  ========   ===========
       December 31, 2004

          Affiliates................. $9,095,231  $ (5,225)  $29,697,663
          Non-Affiliates.............    488,434   264,218     2,999,793
                                      ----------  --------   -----------
          Total...................... $9,583,665  $258,993   $32,697,456
                                      ==========  ========   ===========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its capital and surplus is set forth in the table below:

 As of December 31, 2005
 -----------------------
                                                          NAIC Co.
 Reinsurer                                                  Code     Amount
 ---------                                                -------- -----------
 Affilliates:
    American Home Assurance Company......................  19380   $24,242,369
    Commerce and Industry Insurance Company..............  19410     6,618,032
    Insurance Company of the State of Pennsylvania.......  19429     3,366,695
    New Hampshire Insurance Company......................  23841     3,350,984
    Birmingham Fire Insurance Company of Pennsylvania....  19402     3,318,439
    AIU Insurance Company................................  19399       812,461
    American International Insurance Company.............  32220       512,797
    Transatlantic Reinsurance Company....................  19453       288,819
    National Union Fire Company of Pittsburgh,
      Pennsylvania.......................................  19445       266,849
    American International Underwriters Overseas, Ltd....     --       222,538
    New Hampshire Indemnity Company......................  23833       153,724
    AIG Global Trade And Political Risk Ins Company......  10651       133,127
    United Guaranty Insurance Company....................  11715        49,313
    Transatlantic Reinsurance Company....................     --        27,276
    Landmark Insurance Company...........................  35637         9,688
    Audubon Insurance Company............................  19933         6,111
    Starr Excess Liability Insurance Company, Ltd........  10932         4,779
    Hartford Steam Boiler Inspection And Insurance Co....  11452         4,290
    Euroguard Insurance Company, Limited.................     --         3,807
    Illinois National Insurance Company..................  23817         3,667
    National Union Fire Ins Company of Vermont...........     --         3,216
    AIU Insurance Company (Japan)........................     --         2,917
    American International Life Assurance Co. of NY (US).  60607         2,709
    Granite State Insurance Company......................  23809         2,547
    Ascot Syndicate Lloyds 1414..........................     --         2,230
    American General Life Ins Co.........................  60488         2,091
    Arabian American Insurance Co. Ltd...................     --         1,059
    First American Polish Ins Co.........................     --         1,040
    Other affiliates less than $1.0 million..............     --        35,535
                                                                   -----------
        Total Affiliates.................................           43,449,109
                                                                   -----------
 Non-Affilliates:
    Lloyd's Syndicates...................................     --       387,270
                                                                   -----------
        Total Non Affiliates.............................              387,270
                                                                   -----------
 Total Affiliates and Non Affiliates.....................          $43,836,379
                                                                   ===========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

During 2005 and 2004, the Company reported in its Statements of Income $45,537 and $65,363, respectively, of statutory underwriting losses, which were comprised of premiums earned of ($1,805) and ($8,777), respectively, less losses incurred of $43,732 and $56,586, respectively, as a result of commutations with the following reinsurers:

            Company                                  2005    2004
            -------                                 ------- -------
            SCOR Reinsurance Company............... $44,800 $22,458
            General Re Corp........................      --  16,984
            Converium Reins........................      --   7,947
            AXA Albingia...........................      --   6,161
            CX Reinsurance.........................      --   4,511
            AXA Corporate Solutions................      --   3,668
            National Indemnity Co..................      --   2,819
            Other reinsurers less than $1.0 million     737     815
                                                    ------- -------
            Total.................................. $45,537 $65,363
                                                    ======= =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $149,456 and $80,435, respectively.

During 2005, the Company had written off reinsurance recoverable balances of $68,909.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 7 - Retroactive Reinsurance

As of December 31, 2005, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves............................... $ 228,366  $478,934
       Adjustments - prior year(s)....................  (187,916)  (23,011)
       Adjustments - current year.....................     7,160   (12,417)
                                                       ---------  --------
       Balance as of December 31, 2005................    47,610  $443,506
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)..................................     3,391   344,068
       Current year...................................     9,499    30,781
                                                       ---------  --------
       Total Recovered as of December 31, 2005........    12,890  $374,849
                                                       ---------  --------
       Carried Reserves as of December 31, 2005....... $  34,720  $ 68,657
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves............................... $ 212,797  $291,794
       Adjustments - prior year(s)....................  (190,000)  (19,040)
       Adjustments - current year.....................        --      (876)
                                                       ---------  --------
       Total Paid as of December 31, 2005............. $  22,797  $271,878
                                                       =========  ========
    Special Surplus from Retroactive Reinsurance:
       Initial surplus gain or loss realized.......... $      --  $ 50,201
       Adjustments - prior year(s)....................        --    35,909
       Adjustments - current year.....................        --   (14,220)
                                                       ---------  --------
       Balance as of December 31, 2005................ $      --  $ 71,890
                                                       =========  ========
    Cumulative Funds Transferred to Unassigned
      Surplus as of December 31, 2005................. $      --  $  6,628
                                                       =========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2005, is set forth in the table below:

       As of December 31, 2005
       -----------------------
       Reinsurer                                         Assumed  Ceded
       ---------                                         ------- -------
       American International Reins. Co................. $    -- $60,516
       American International Specialty
         Lines Insurance Company........................  16,760      --
       Guideone Mutual Ins Co...........................   9,648      --
       Commerce and Industry Insurance Company of Canada   7,280      --
       PEG Reinsurance Co...............................      --   1,473
       Upinsco Inc......................................      --   1,143
       Swiss Re America Corp............................      --   1,138
       All other reinsurers less than $1.0 million......   1,074   4,387
                                                         ------- -------
       Total............................................ $34,762 $68,657
                                                         ======= =======

Note 8 - Deposit Accounting Assets and Liabilities

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                                           2005                   2004
                                  ---------------------- ----------------------
                                   Deposit     Deposit    Deposit     Deposit
                                   Assets    Liabilities  Assets    Liabilities
                                  ---------- ----------- ---------- -----------
Direct........................... $       --  $ 59,922   $       --  $ 34,823
Assumed..........................         --   454,039           --   656,512
Ceded............................  1,410,584        --    1,729,756        --
                                  ----------  --------   ----------  --------
   Balance as of December 31,.... $1,410,584  $513,961   $1,729,756  $691,335
                                  ==========  ========   ==========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2005 and 2004/1/ is set forth in the table below:

                                                2005                    2004
                                       ----------------------  ----------------------
                                         Deposit     Deposit     Deposit     Deposit
                                         Assets    Liabilities   Assets    Liabilities
                                       ----------  ----------- ----------  -----------
Balance as of Beginning of Period..... $1,729,756   $ 691,335  $2,216,987   $789,132
   Deposit activity, including loss
     recoveries.......................   (471,268)   (212,605)   (459,259)   (88,858)
   Interest income or expense, net of
     amortization of margin...........     95,951      35,231     112,880     (8,939)
   Change in non-admitted asset
     portion..........................     56,145          --    (140,852)        --
                                       ----------   ---------  ----------   --------
Balance as of December 31,............ $1,410,584   $ 513,961  $1,729,756   $691,335
                                       ==========   =========  ==========   ========

During 2005 the Company received consideration of $79,279 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transaction with Union Excess, amounted to $ 1,258,466. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in a $3,944 loss.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets are due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

--------
/1/ The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The components of the Company's net deferred tax assets / liabilities at December 31, 2005 and 2004 are as follows:

      As of December 31,                               2005        2004
      ------------------                            ----------  ---------
      Gross deferred tax assets.................... $1,044,743  $ 870,158
      Gross deferred tax liabilities...............   (484,906)  (425,130)
      Non-admitted deferred tax assets in
        accordance with SSAP No.10 entitled Income
        Taxes......................................   (173,931)   (65,196)
                                                    ----------  ---------
      Net Deferred Tax Assets Admitted............. $  385,906  $ 379,842
                                                    ==========  =========
      Change in Deferred Tax Assets Non-admitted... $ (108,735) $  65,196
                                                    ==========  =========

During 2005 and 2004, the Company's current federal income tax expense
  (benefit) was comprised of the following:

         For the Years Ended December 31,              2005      2004
         --------------------------------           ---------  --------
         Income tax expense (benefit) on net
           underwriting and net investment income.. $(106,539) $ 65,519 Federal income tax adjustment - prior
           years...................................    (1,377)   35,628
                                                    ---------  --------
         Current Income Tax Expense (Benefit)...... $(107,916) $101,147
                                                    =========  ========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, along with the changes in deferred income taxes for 2004, is set forth in the table below:

   As of December 31,                          2005        2004      Change
   ------------------                       ----------  ---------  ---------
   Deferred Tax Assets

      Loss reserve discount................ $  506,988  $ 422,379  $  84,608
      Non-admitted assets..................    157,505    157,780       (275)
      Unearned premium reserve.............    300,386    289,999     10,387
      Other temporary difference...........     79,865         --     79,865
                                            ----------  ---------  ---------
          Gross Deferred Tax Assets........  1,044,743    870,158    174,585
      Non-admitted deferred tax assets.....   (173,931)   (65,196)  (108,735)
                                            ----------  ---------  ---------
          Admitted Deferred Tax Assets.....    870,812    804,962     65,850
                                            ----------  ---------  ---------
   Deferred Tax Liabilities

      Unrealized capital gains.............   (185,655)  (167,587)   (18,068)
      Other temporary differences..........   (299,251)  (257,543)   (41,708)
                                            ----------  ---------  ---------
      Gross Deferred Tax Liabilities.......   (484,906)  (425,130)   (59,776)
                                            ----------  ---------  ---------
          Net Admitted Deferred Tax
            Assets......................... $  385,906  $ 379,832  $   6,074
                                            ==========  =========  =========
      Gross deferred tax assets............ $1,044,743  $ 870,158  $ 174,585
      Gross deferred tax liabilities.......   (484,906)  (425,131)   (59,775)
                                            ----------  ---------  ---------
      Net Deferred Tax Assets.............. $  559,837  $ 445,027    114,810
                                            ==========  =========
      Income Tax effect of unrealized
        capital gains/(losses).............                           18,068
                                                                   ---------
      Change in Deferred Income Taxes......                        $ 132,877
                                                                   =========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                        Amount   Tax Effect
                                                      ---------  ----------
    Net income before federal income taxes........... $  48,062  $  16,822
    Book to tax adjustments:
       Tax exempt income and dividends received
         deduction...................................  (358,917)  (125,621)
       Intercompany dividends........................  (149,147)   (52,202)
       Federal income tax adjustment - prior year....        --     (1,377)
       Remediation adjustments.......................        --    (41,254)
       Foreign tax credits...........................        --    (15,200)
       Other.........................................     6,005      2,102
                                                      ---------  ---------
           Total Book to Tax Adjustments.............  (502,059)  (233,552)
                                                      ---------  ---------
    Total Federal Taxable Loss and Tax Benefit....... $(453,997) $(216,730)
                                                      =========  =========
    Current federal income tax (benefit).............            $(107,916)
    Income tax on net realized capital gains.........               24,064
    Change in net deferred income taxes..............             (132,878)
                                                                 ---------
    Total Federal Income Tax (Benefit)...............            $(216,730)
                                                                 =========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                     Current year.................. $    --
                     First preceding year.......... $89,858

The Company did not have any unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 10 - Pension Plans and Deferred Compensation Arrangements

A.   General

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan amounted to $6,900 and $10,400 for 2005 and 2004, respectively.

B.   Deferred Compensation Plan

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on Form 10-K. During 2005, the Parent allocated $2,298 of the total cost of these stock options and certain other deferred compensation programs to the Company.

C.   Postretirement Benefit Plans

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32, with a maximum $25 thereafter.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $179,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $200 and $100 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

         As of December 31,                          2005       2004
         ------------------                       ---------  ---------
            Discount rate........................   5.50%      5.75%
            Rate of compensation increase
              (average)..........................   4.25%      4.25%
            Measurement date..................... 12/31/2005 12/31/2004
            Medical cost trend rate..............    N/A        N/A

D.   Post-employment Benefits and Compensated Absences

     AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 11 - Capital and Surplus and Dividend Restrictions

A.   Capital and Surplus

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                                       2005       2004
                                                    ---------- ----------
      Common stock, par value...................... $    4,479 $    4,479
      Common stock in excess of par value..........  2,694,092  2,494,262
                                                    ---------- ----------
         Total Capital.............................  2,698,571  2,498,741
                                                    ---------- ----------
      Unassigned surplus...........................  5,349,702  4,791,970
      Special surplus from retroactive reinsurance
        arrangements...............................     71,890     86,110
                                                    ---------- ----------
         Total Surplus.............................  5,421,592  4,878,080
                                                    ---------- ----------
             Total Capital and Surplus............. $8,120,163 $7,376,821
                                                    ========== ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                                      2005        2004
                                                   ----------  ----------
     Unrealized gains and losses.................. $4,083,298  $3,367,546
     Non-admitted asset values.................... $ (648,626) $ (560,238)
     Provision for reinsurance.................... $ (201,761) $ (334,696)

B.   Risk-Based Capital Requirements

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

C.   Dividend Restrictions

     Under Pennsylvania law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted [on the basis of the greater of 10.0% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received) as of December 31, 2005, or 100.0% of the Company's net income for the year then ended] as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $622,016.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

Note 12 - Contingencies

A.   Legal Proceedings

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
     DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. No amounts to be paid under the related settlement agreements will be charged to the Company, although the Company and certain affiliates will be required to adopt various business reforms.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $57,494 to cover any contingent liabilities arising from the potential underpayment of these premium taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information; (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies;
     (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States
     District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

     A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross and net of reinsurance credits, is set forth below:

                                        Asbestos Losses    Environmental Losses
                                     --------------------  --------------------
                                        2005       2004      2005       2004
                                     ----------  --------  --------   --------
 Direct :

 Loss and LAE reserves, beginning
   of period........................ $  731,546  $272,012  $271,161   $196,300
    Incurred losses and LAE.........    517,176   535,892    66,554    117,838
    Calendar year paid losses and
      LAE...........................   (100,673)  (76,358)  (33,001)   (42,977)
                                     ----------  --------  --------   --------
 Loss and LAE reserves, As of
   December 31,..................... $1,148,049  $731,546  $304,714   $271,161
                                     ==========  ========  ========   ========
 Assumed:

 Loss and LAE reserves, beginning
   of period........................ $   95,171  $ 34,601  $  6,994   $  8,522
    Incurred losses and LAE.........     15,540    66,069       876       (587)
    Calendar year paid losses and
      LAE...........................     (7,901)   (5,499)     (944)      (941)
                                     ----------  --------  --------   --------
 Loss and LAE reserves, as of
   December 31,..................... $  102,810  $ 95,171  $  6,926   $  6,994
                                     ==========  ========  ========   ========
 Net of Reinsurance:

 Loss and LAE reserves, beginning
   of period........................ $  367,609  $108,999  $149,915   $ 85,324
    Incurred losses and LAE.........    220,900   291,003    17,322     87,348
    Calendar year paid losses and
      LAE...........................    (41,472)  (32,393)  (24,761)   (22,757)
                                     ----------  --------  --------   --------
 Loss and LAE Reserves, as of
   December 31,..................... $  547,037  $367,609  $142,476   $149,915
                                     ==========  ========  ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

C.   Other Contingencies

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005 the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $764,800 and $745,100, respectively.

     The Company has entered into a credit agreement with its Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $410,000. As of December 31, 2005, the Company had no outstanding loan balances due from its Parent related to this credit arrangement.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $422,500. The Company expects only a small portion of this additional capital will be called during 2006.

     The Company has committed to provide (Pounds)50,000 ($86,000) in capital to a Lloyd's Syndicate. The Company believes that the likelihood of a payment during 2006 is remote.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

Note 13 - Other Significant Matters

A.   September 11, 2001 Events

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

           As of December 31,                     2005       2004
           ------------------                  ---------  ---------
           Gross of reinsurance............... $ 473,083  $ 473,083
           Ceded reinsurance..................  (408,188)  (408,188)
                                               ---------  ---------
              Net of Reinsurance.............. $  64,895  $  64,895
                                               =========  =========

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B.   Property Catastrophe Losses

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                          Loss Occurrence                                              Pre-tax Loss
Hurricane                     Period      Category           Area / Region               Exposure
---------                 --------------- -------- ----------------------------------  ------------
Katrina..................  August 2005       4     Louisiana / Central Gulf Coast        $193,522
Rita..................... September 2005     3     Southwestern Louisiana and Texas        50,551
Wilma....................  October 2005      3     Southern Florida                        65,967
                                                                                         --------
   Total.................                                                                $310,040
                                                                                         ========

C.   Other

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,900,000 and $3,369,400, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims was $350,900 and $387,600, respectively, of which $17,600 and $22,300, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $20 and $562, respectively, and were reported as Other Gains in the accompanying Statements of Income.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

     As of December 31,                                 2005       2004
     ------------------                              ---------  ---------
     Guaranty funds receivable or on deposit........ $  21,216  $  19,745
     Loss funds on deposit..........................    65,974     79,741
     Outstanding loss drafts - suspense accounts....   537,881    293,066
     Accrued recoverables...........................     7,157      6,294
     Other assets...................................   (27,064)    67,240
     Allowance for Doubtful Accounts................  (471,565)  (109,621)
                                                     ---------  ---------
        Total Other Admitted Assets................. $ 133,599  $ 356,465
                                                     =========  =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, As of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $471,565 and $109,621, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

Note 14 - Subsequent Events

In February 2006, the Company entered into a Capital Maintenance Agreement
(CMA) with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $199,830 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $199,830 with its Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Pennsylvania Insurance Department.

In addition, with approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables, at December 31, 2005, authorizing the withdrawal of up to $380,000. In addition, the calculation of the provision for reinsurance reflects the affects of cash collections from affiliates subsequent to December 31, 2005.

Note 15 - Policyholders' Surplus and Net Income Reconciliation

A reconciliation of policyholder's surplus as of December 31, 2005 and net income for the year ended, as previously reported in the Company's annual statements filed with regulatory authorities, and the amounts, as adjusted, reported in the accompanying statutory basis financial statements, is presented in the following table:

                                                        Policyholders'    Net
                                                           Surplus      Income
                                                        -------------- --------
As Reported in the 2005 Annual Statement Previously
  Filed................................................   $8,046,993   $ 58,744
   Adjustment to accruals and provisions, net of
     federal income tax................................       73,170     73,170
                                                          ----------   --------
As Reported in the Accompanying Statutory Basis
  Financial Statements.................................   $8,120,163   $131,914
                                                          ==========   ========

Certain expense accruals and provisions are calculated differently for GAAP basis financials and NAIC SAP basis financials. During the preparation of the annual statement, the Company did not properly eliminate or adjust the GAAP basis accruals and provisions when the NAIC SAP basis accruals and provisions were recorded. As a result, certain expenses were recorded twice.

           National Union Fire Insurance Company of Pittsburgh, PA.

                 Notes to Statutory Basis Financial Statements
                          December 31, 2005 and 2004
                                (000's Omitted)

Note 16 - Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report

AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the "Act"). The complaint seeks damages and penalties related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. Plaintiffs' complaint seeks to certify statewide plaintiff and defendant classes, and seeks various monetary damages and penalties, including injunctive relief. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants. The court has scheduled a class certification hearing that is currently set for October 12, 2006. While AIGDC believes that it has meritorious defenses to plaintiffs' claims, it cannot now estimate either the likelihood of its prevailing in these actions or the potential damages that it would face in the event that liability is ultimately determined. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

In the opinion of management, the Company's ultimate liability for the matter referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial statements.

    (1) Audited Financial Statements of Variable Account A of American International Life Assurance Company of New York for the year ended December 31, 2005 are included in Part B of the registration statement.

    (2) Audited Financial Statements of American International Life Assurance Company of New York for the year ended December 31, 2005, for the year ended December 31, 2004 and for the year ended December 31, 2003 are included in Part B of the registration statement.

    (3) The statutory statement of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005 are included in Part B of the registration statement.

(b) Exhibits.

    (1)    Certificate of Resolution for American International Life
           Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

    (2)    N/A

    (3)(a) Distribution Agreement between American International Life
           Assurance Company of New York and American General Equity
           Services Corporation, effective May 1, 2003. (8)

    (3)(b) Form of Selling Group Agreement. (11)

    (4)(a) Form of Individual Variable Annuity Single Purchase Payment
           Policy (45649-4/87). (1)

    (4)(b) Form of Individual Variable Annuity Policy (21VAN0896NY). (1)

    (4)(c) Form of Group Variable Annuity Policy (21GVAN897NY). (1)

    (4)(d) Form of Variable Annuity Certificate of Coverage(26GVAN897NY).
           (1)

    (4)(e) Form of Group Immediate Variable Annuity Contract (21GVIA1000).
           (2)

    (4)(f) Form of Individual Variable Annuity Policy (26GVIA1000) and Certificate Schedule. (2)

    (4)(g) Form of Group Variable Annuity Group Contract (21GVAN999). (3)

    (4)(h) Form of Variable Annuity Certificate of Coverage (26GVAN999NY).
           (3)

    (4)(i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000). (5)

    (4)(j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800). (4)

    (4)(k) Form of Endorsement - Initial Allocation of Net Single Premium (No. 26GVMM403). (10)

    (4)(l) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (13)

    (4)(m) Form of Single Premium Immediate Variable Annuity
           Nonparticipating Certificate of Coverage, Form No. 26GVIA1000.
           (13)

    (4)(n) Form of Certificate Schedule, Form No. 14EGAN403. (13)

    (4)(o) Form of Single Premium Group Immediate Variable Annuity Contract, Form No. 26GVIA1000. (19)

    (4)(p) Form of Endorsement Cancellation Option, Form No.
           26GVCO403-Rev(11/05). (19)

    (5)(a) Form of Single Premium Variable Annuity Application (52971
           11/96). (1)

    (5)(b) Form of Group Variable Annuity Application (24GVAN897). (1)

    (5)(c) Form of Variable Annuity Enrollment Form, AGE, (24GVIA1000 rev041906) (17)

    (5)(d) Form of Variable Annuity Enrollment Form, RET, (24GVIA1000 rev041906) (17)

 (6)(a) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

 (6)(b) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

 (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

 (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

 (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

 (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

 (6)(g) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (8)

 (7)         N/A

 (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (8)

 (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (8)

 (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
             February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (8)

 (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (8)

 (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (8)

 (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (11)

 (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated
             February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (12)

 (8)(b)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (5)

 (8)(b)(ii) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York, dated October 1, 2001. (8)

 (8)(c)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (5)

 (8)(c)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (9)

 (8)(d) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002. (6)

    (8)(e) Form of Business Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002. (6)

    (8)(f) Form of Master Shareholder Services Agreement between American International Life Assurance Company of New York and Franklin Templeton Funds dated February, 2002. (6)

    (8)(g) Form of Fund Participation Agreement between American
           International Life Assurance Company of New York and Liberty Funds Services, Inc. (now known as Columbia) dated February, 2002. (6)

    (8)(h) Form of Participation Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002. (6)

    (8)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated February, 2002. (6)

    (8)(j) Form of Participation Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002. (6)

    (8)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (9)

    (8)(l) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of American International Life Assurance Company of New York. (14)

    (8)(m) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (14)

    (9)(a) Opinion and Consent of Counsel, Kenneth D. Walma, for American International Life Assurance Company of New York, dated May 1, 2002. (7)

    (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

    (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (15)

   (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

   (11)    N/A

   (12)    N/A

   (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (16)

   (13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa. (18)

--------

(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Registration Statement to N-4 (File No. 33-63412) of Variable Account A of American International Life Assurance Company of New York filed on June 20, 2001.

(3) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63730) of Variable Account A of American International Life Assurance Company of New York filed on June 25, 2001.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) of Variable Account A of American International Life Assurance Company of New York filed on August 17, 2001.

(5) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on February 13, 2002.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 25, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 17, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 27, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.

(13) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company of New York filed on September 12, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on August 12, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on October 24, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on March 24, 2006.

(17) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on May 1, 2006.

(18) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on June 22, 2006.

(19) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on
     July 13, 2006.

Item 25. Directors and Officers of the Depositor

                            Positions and Offices with Depositor
Name and Principal          American International Life Assurance Company of
Business Address            New York
------------------          --------------------------------------------------
Rodney O. Martin, Jr.       Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz              Director, Chairman-Global High Net Worth,
830 Third Avenue            Corporate Markets & Domestic Institutional Profit
New York, NY 10022          Center, and Chief Executive Officer-Global High
                            Net Worth, Corporate Markets & Domestic
                            Institutional Profit Center

Patrick J. Foley            Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Mary Jane B. Fortin         Director, Executive Vice President and Chief
2929 Allen Parkway          Financial Officer
Houston, TX 77019

Cecil C. Gamwell, III       Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes              Director
70 Pine Street
New York, NY 10270

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
------------------           -------------------------------------------------
David L. Herzog              Director
70 Pine Street
New York, NY 10270

Richard A. Hollar            Director, Chairman-Independent Distribution
750 West Virginia Street     Profit Center and Chief Executive
Milwaukee, WI 53204          Officer-Independent Distribution Profit Center

John I. Howell               Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

Gary D. Reddick              Director, Executive Vice President and
2929 Allen Parkway           Chief Administrative Officer
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley             Director, President-AIG Benefit Solutions Profit
2929 Allen Parkway           Center and Chief Executive Officer-AIG Benefit
Houston, TX 77019            Solutions Profit Center

Matthew Winter               Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker             President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President-Independent Distribution Profit Center
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

                            Positions and Offices with Depositor
Name and Principal          American International Life Assurance Company
Business Address            of New York
------------------          -----------------------------------------------
James P. Steele             President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Don Ward                    President-Financial Institution Marketing Group
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong          Executive Vice President-AIG Benefit Solutions
3600 Route 66               & AIG Financial Institution Solutions Profit
Neptune, NJ 07754-1580      Center

Dan E. Trudan               Executive Vice President-Operations,
2929 Allen Parkway          Independent Distribution Profit Center
Houston, TX 77019

Steven D. Anderson          Chief Financial Officer-Independent
2727 Allen Parkway          Distribution Profit Center and Senior Vice
Houston, TX 77019           President-Independent Distribution Profit
                            Center and

Erik A. Baden               Senior Vice President-Independent Distribution
2929 Allen Parkway          Profit Center
Houston, TX 77019

Wayne A. Barnard            Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President and Chief and Appointed
2727-A Allen Parkway        Actuary
Houston, TX 77019

Patricia A. Bosi            Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson          Senior Vice President and Chief Information
2727-A Allen Parkway        Officer
Houston, TX 77019

                            Positions and Offices with Depositor
Name and Principal          American International Life Assurance Company
Business Address            of New York
------------------          ----------------------------------------------
James A. Galli              Senior Vice President and
830 Third Avenue            Chief Business Development Officer
New York, NY 10022

Robert M. Goldbloom         Senior Vice President-Terminal Funding
70 Pine Street              Annuities
New York, NY 10270

William F. Guterding        Senior Vice President and Chief Underwriting
830 Third Avenue            Officer
New York, NY 10022

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and
2727-A Allen Parkway        Comptroller
Houston, TX 77019

S. Douglas Israel           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings            Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel           Senior Vice President and Chief Financial
3600 Route 66               Officer-Group Benefit & Financial Institutions
Neptune, NJ 07754-1580

                          Positions and Offices with Depositor
Name and Principal        American International Life Assurance Company of
Business Address          New York
------------------        -------------------------------------------------
Simon J. Leech            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien       Senior Vice President and Chief Marketing
2727 Allen Parkway        Officer-Independent Agency Group
Houston, TX 77019

William J. Packer         Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri          Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele          Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael W. Witwer         Senior Vice President
3600 Route 66
Neptune, NJ 07754

                            Positions and Offices with Depositor
Name and Principal          American International Life Assurance Company
Business Address            of New York
------------------          ---------------------------------------------
Steven E. Zimmerman         Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski         Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady              Vice President
70 Pine Street
New York, NY 10270

David Scott Brasington      Vice President and Chief Compliance Officer
2929 Allen Parkway
Houston, TX 77019

Stephen J. Brenneman        Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby             Vice President
3600 Route 66
Neptune, NJ 07754-1580

David W. Butterfield        Vice President
3600 Route 66
Neptune, NJ 07754

                              Positions and Offices with Depositor
Name and Principal            American International Life Assurance Company
Business Address              of New York
------------------            ---------------------------------------------
Joseph S. Cella               Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner             Vice President
2929 Allen Parkway
Houston, TX 77019

Mark E. Childs                Vice President
2727 Allen Parkway
Houston, TX 77019

James Cortiglia               Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack            Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey                Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi           Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick          Vice President and Real Estate Investment
1 Chase Manhattan Plaza       Officer
New York, NY 10005

Richard L. Gravette           Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            American International Life Assurance Company
Business Address              of New York
------------------            -----------------------------------------------
Kenneth J. Griesemer          Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer                Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Keith C. Honig                Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Karen M. Isaacs               Vice President
3600 Route 66
Neptune, NJ 07754

David S. Jorgensen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman              Vice President and Real Estate Investment
1 Chase Manhattan Plaza       Officer
New York, NY 10005

Randy J. Marash               Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                 Vice President, Real Estate Investment Officer
2929 Allen Parkway            and Assistant Secretary
Houston, TX 77019

Gordon S. Massie              Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland          Vice President
2727-A Allen Parkway
Houston, TX 77019

                               Positions and Offices with Depositor
Name and Principal             American International Life Assurance Company
Business Address               of New York
------------------             ---------------------------------------------
Richard A. Mercante            Vice President
175 Water Street
New York, NY 10038

Rick Niu                       Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Deanna Osmonson                Vice President and Chief Privacy Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.           Vice President, Real Estate Investment
2929 Allen Parkway             Officer and Assistant Secretary
Houston, TX 77019

Kirsten M. Pedersen            Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel               Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Walter J. Rudecki, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben             Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather              Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott               Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

                     Positions and Offices with Depositor
Name and Principal   American International Life Assurance Company
Business Address     of New York
------------------   ---------------------------------------------
T. Clay Spires       Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale Stewart         Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

Veronica Torralba    Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh      Vice President
3600 Route 66
Neptune, NJ 07754

Ronald Williams      Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck    Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K/A, SEC file number 001-08787, accession number 0000950123-06-007835, filed June 19, 2006.

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
American International Group, Inc./(1)/.........................................       Delaware          /(3)/
   AIG Aviation, Inc............................................................        Georgia       100
   AIG Bulgaria Insurance and Reinsurance Company EAD...........................       Bulgaria       100
   AIG Capital Corporation......................................................       Delaware       100
       AIG Consumer Finance Group, Inc..........................................       Delaware       100
          AIG Bank Polska S.A...................................................         Poland     99.92
          AIG Credit S.A........................................................         Poland       100
          Compania Financiera Argentina S.A.....................................      Argentina       100
       AIG Equipment Finance Holdings, Inc......................................       Delaware       100
          AIG Commercial Equipment Finance, Inc.................................       Delaware       100
              AIG Commercial Equipment Finance Company, Canada..................         Canada       100
       AIG Finance Holdings, Inc................................................       New York       100
          AIG Finance (Hong Kong) Limited.......................................      Hong Kong       100
       AIG Global Asset Management Holdings Corp................................       Delaware       100
          AIG Asset Management Services, Inc....................................       Delaware       100
              Brazos Capital Management, L.P....................................       Delaware        92
          AIG Capital Partners, Inc.............................................       Delaware       100
          AIG Equity Sales Corp.................................................       New York       100
          AIG Global Investment Corp............................................     New Jersey       100
          AIG Global Securities Lending Corp....................................       Delaware       100
       International Lease Finance Corporation..................................     California     67.23/(4)/
       AIG Global Real Estate Investment Corp...................................       Delaware       100
   AIG Credit Corp..............................................................       Delaware       100
       A.I. Credit Consumer Discount Corp.......................................   Pennsylvania       100
       A.I. Credit Corp.........................................................  New Hampshire       100
       AICCO, Inc...............................................................       Delaware       100
       AICCO, Inc...............................................................     California       100
       AIG Credit Corp. of Canada...............................................         Canada       100
       Imperial Premium Funding Inc.............................................       Delaware       100
   AIG Egypt Insurance Company, S.A.E...........................................          Egypt     89.98
   AIG Federal Savings Bank.....................................................         U.S.A.       100
   AIG Financial Advisor Services, Inc..........................................       Delaware       100
       AIG Financial Advisor Services (Europe), S.A.............................     Luxembourg       100
   AIG Financial Products Corp..................................................       Delaware       100
       AIG Matched Funding Corp.................................................       Delaware       100
       Banque AIG...............................................................         France        90/(5)/
   AIG Funding, Inc.............................................................       Delaware       100
   AIG Global Trade & Political Risk Insurance Company..........................     New Jersey       100
   A.I.G. Golden Insurance Ltd..................................................         Israel     50.01
   AIG Life Holdings (International) LLC........................................       Delaware       100
       American International Reinsurance Company, Ltd..........................        Bermuda       100
          AIG Edison Life Insurance Company.....................................          Japan        90/(6)/
          American International Assurance Company, Limited.....................      Hong Kong       100
          American International Assurance Company (Australia) Limited..........      Australia       100
          American International Assurance Company (Bermuda) Limited............        Bermuda       100
              American International Assurance Co. (Vietnam) Limited............        Vietnam       100

                              SUBSIDIARIES OF AIG

                                                                                       Percentage
                                                                                       of Voting
                                                                                       Securities
                                                                      Jurisdiction of Owned by its
                                                                       Incorporation   Immediate
                                                                      or Organization Parent/(2)/
                                                                      --------------- ------------
          Tata AIG Life Insurance Company Limited....................          India        26
       Nan Shan Life Insurance Company, Ltd..........................         Taiwan        95
AIG Life Insurance Company...........................................       Delaware        79/(7)/
AIG Life Insurance Company of Puerto Rico............................    Puerto Rico       100
AIG Liquidity Corp...................................................       Delaware       100
AIG Marketing, Inc...................................................       Delaware       100
AIG Private Bank Ltd.................................................    Switzerland       100
AIG Retirement Services, Inc.........................................       Delaware       100/(8)/
   SunAmerica Life Insurance Company.................................        Arizona       100
       SunAmerica Investments, Inc...................................        Georgia        70/(9)/
          AIG Advisor Group, Inc.....................................       Maryland       100
              Advantage Capital Corporation..........................       New York       100
              FSC Securities Corporation.............................       Delaware       100
              Royal Alliance Associates, Inc.........................       Delaware       100
              Sentra Securities Corporation..........................     California       100
              Spelman & Co., Inc.....................................     California       100
              SunAmerica Securities, Inc.............................       Delaware       100
          AIG SunAmerica Life Assurance Company......................        Arizona       100/(10)/
              AIG SunAmerica Asset Management Corp...................       Delaware       100
                 AIG SunAmerica Capital Services, Inc................       Delaware       100
          First SunAmerica Life Insurance Company....................       New York       100
AIG Risk Management, Inc.............................................       New York       100
AIG Technologies, Inc................................................  New Hampshire       100
AIGTI, Inc...........................................................       Delaware       100
AIG Trading Group Inc................................................       Delaware       100
   AIG International, Inc............................................       Delaware       100
AIU Holdings, LLC....................................................       Delaware       100
   AIG Central Europe & CIS Insurance Holdings Corporation...........       Delaware       100
       AIG Bulgaria Insurance and Reinsurance Company EAD............       Bulgaria       100
       AIG Czech Republic pojistovna, as............................. Czech Republic       100
       AIG Kazakhstan Insurance Company, S.A.........................     Kazakhstan     88.87
   AIU Africa Holdings, Inc..........................................       Delaware       100
       AIG Kenya Insurance Company, Limited..........................          Kenya       100
   AIG Memsa, Inc....................................................       Delaware       100
       AIG Iraq......................................................       Delaware       100
       AIG Lebanon, S.A.L............................................        Lebanon       100
       AIG Libya, Inc................................................       Delaware       100
       AIG Hayleys Investment Holdings (Private) Ltd.................      Sri Lanka        80
          Hayleys AIG Insurance Company, Ltd.........................      Sri Lanka       100
       AIG Sigorta A.S...............................................         Turkey       100
       Tata AIG General Insurance Company Limited....................          India        26
AIU Insurance Company................................................       New York        52/(11)/
AIU North America, Inc...............................................       New York       100
American General Corporation.........................................          Texas       100
   American General Bancassurance Services, Inc......................       Illinois       100
   AGC Life Insurance Company........................................       Missouri       100

                              SUBSIDIARIES OF AIG

                                                                                              Percentage
                                                                                              of Voting
                                                                                              Securities
                                                                             Jurisdiction of Owned by its
                                                                              Incorporation   Immediate
                                                                             or Organization Parent/(2)/
                                                                             --------------- ------------
       AIG Life Holdings (Canada), ULC......................................         Canada       100
          AIG Assurance Canada..............................................         Canada       100
          AIG Life Insurance Company of Canada..............................         Canada       100
       AIG Life of Bermuda, Ltd.............................................        Bermuda       100
       American General Life and Accident Insurance Company.................      Tennessee       100
       American General Life Insurance Company..............................          Texas       100
          American General Annuity Service Corporation......................          Texas       100
          AIG Enterprise Services, LLC......................................       Delaware       100
          American General Equity Services Corporation......................       Delaware       100
          American General Life Companies, LLC..............................       Delaware       100
          The Variable Annuity Life Insurance Company.......................          Texas       100
              VALIC Retirement Services Company.............................          Texas       100
              VALIC Trust Company...........................................          Texas       100
       American General Property Insurance Company..........................      Tennessee     51.85/(12)/
          American General Property Insurance Company of Florida............        Florida       100
       AIG Annuity Insurance Company........................................          Texas       100
       The United States Life Insurance Company in the City of New York.....       New York       100
   American General Finance, Inc............................................        Indiana       100
       American General Auto Finance, Inc...................................       Delaware       100
       American General Finance Corporation.................................        Indiana       100
          MorEquity, Inc....................................................         Nevada       100
              Wilmington Finance, Inc.......................................       Delaware       100
          Merit Life Insurance Co...........................................        Indiana       100
          Yosemite Insurance Company........................................        Indiana       100
              CommoLoCo, Inc................................................    Puerto Rico       100
       American General Financial Services of Alabama, Inc..................       Delaware       100
   American General Investment Management Corporation.......................       Delaware       100
   American General Realty Investment Corporation...........................          Texas       100
   American General Assurance Company.......................................       Illinois       100
       American General Indemnity Company...................................       Illinois       100
   Knickerbocker Corporation................................................          Texas       100
American Home Assurance Company.............................................       New York       100
   AIG Domestic Claims, Inc.................................................       Delaware        50/(13)/
   AIG Hawaii Insurance Company, Inc........................................         Hawaii       100
       American Pacific Insurance Company, Inc..............................         Hawaii       100
   American International Insurance Company.................................       New York       100
       American International Insurance Company of California, Inc..........     California       100
       American International Insurance Company of New Jersey...............     New Jersey       100
       Minnesota Insurance Company..........................................      Minnesota       100
   American International Realty Corp.......................................       Delaware      31.5/(14)/
   Pine Street Real Estate Holdings Corp....................................  New Hampshire     31.47/(14)/
   Transatlantic Holdings, Inc..............................................       Delaware     33.41/(15)/
       Transatlantic Reinsurance Company....................................       New York       100
          Putnam Reinsurance Company........................................       New York       100
          Trans Re Zurich...................................................    Switzerland       100
American International Insurance Company of Delaware........................       Delaware       100

                              SUBSIDIARIES OF AIG

                                                                                                       Percentage
                                                                                                       of Voting
                                                                                                       Securities
                                                                                      Jurisdiction of Owned by its
                                                                                       Incorporation   Immediate
                                                                                      or Organization Parent/(2)/
                                                                                      --------------- ------------
American International Life Assurance Company of New York............................      New York      77.52/(16)/
American International Underwriters Corporation......................................      New York        100
American International Underwriters Overseas, Ltd....................................       Bermuda        100
   AIG Europe (Ireland) Limited......................................................       Ireland        100
   AIG Europe (U.K.) Limited.........................................................       England        100
   AIG Brasil Companhia de Seguros...................................................        Brazil         50
   AIG General Insurance (Vietnam) Company Limited...................................       Vietnam        100
   Universal Insurance Co., Ltd......................................................      Thailand        100
   La Seguridad de Centroamerica, Compania de Seguros S.A............................     Guatemala        100
   La Meridional Compania Argentina de Seguros.......................................     Argentina        100
   American International Insurance Company of Puerto Rico...........................   Puerto Rico        100
   A.I.G. Colombia Seguros Generales S.A.............................................      Colombia        100
   American International Underwriters GmBH..........................................       Germany        100
   Richmond Insurance Company Limited................................................       Bermuda        100
   Underwriters Adjustment Company, Inc..............................................        Panama        100
American Life Insurance Company......................................................      Delaware        100
   AIG Life (Bulgaria) Z.D. A.D......................................................      Bulgaria        100
   ALICO, S.A........................................................................        France        100
   First American Polish Life Insurance and Reinsurance Company, S.A.................        Poland        100
   Inversiones Interamericana S.A. (Chile)...........................................         Chile        100
   Pharaonic American Life Insurance Company.........................................         Egypt      71.63
   Unibanco AIG Seguros S.A..........................................................        Brazil      47.81/(17)/
AIG Life Insurance Company (Switzerland) Ltd.........................................   Switzerland        100
American Security Life Insurance Company, Ltd........................................  Lichtenstein        100
Birmingham Fire Insurance Company of Pennsylvania....................................  Pennsylvania        100
Commerce and Industry Insurance Company..............................................      New York        100
Commerce and Industry Insurance Company of Canada....................................       Ontario        100
Delaware American Life Insurance Company.............................................      Delaware        100
Hawaii Insurance Consultants, Ltd....................................................        Hawaii        100
HSB Group, Inc.......................................................................      Delaware        100
   The Hartford Steam Boiler Inspection and Insurance Company........................   Connecticut        100
       The Hartford Steam Boiler Inspection and Insurance Company of Connecticut.....   Connecticut        100
       HSB Engineering Insurance Limited.............................................       England        100
          The Boiler Inspection and Insurance Company of Canada......................        Canada        100
The Insurance Company of the State of Pennsylvania...................................  Pennsylvania        100
Landmark Insurance Company...........................................................    California        100
Mt. Mansfield Company, Inc...........................................................       Vermont        100
National Union Fire Insurance Company of Pittsburgh, Pa..............................  Pennsylvania        100
   American International Specialty Lines Insurance Company..........................        Alaska         70/(18)/
   Lexington Insurance Company.......................................................      Delaware         70/(18)/
       AIG Centennial Insurance Company..............................................  Pennsylvania        100
          AIG Premier Insurance Company..............................................  Pennsylvania        100
              AIG Indemnity Insurance Company........................................  Pennsylvania        100
          AIG Preferred Insurance Company............................................  Pennsylvania        100
          AIG Auto Insurance Company of New Jersey...................................    New Jersey        100
       JI Accident & Fire Insurance Co. Ltd..........................................         Japan         50

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                           Jurisdiction of Owned by its
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(2)/
                                                                           --------------- ------------
   National Union Fire Insurance Company of Louisiana.....................      Louisiana       100
   National Union Fire Insurance Company of Vermont.......................        Vermont       100
   21st Century Insurance Group...........................................     California     33.03/(19)/
       21st Century Insurance Company.....................................     California       100
       21st Century Casualty Company......................................     California       100
       21st Century Insurance Company of the Southwest....................          Texas       100
   Starr Excess Liability Insurance Company, Ltd..........................       Delaware       100
       Starr Excess Liability Insurance International Ltd.................        Ireland       100
NHIG Holding Corp.........................................................       Delaware       100
   Audubon Insurance Company..............................................      Louisiana       100
       Audubon Indemnity Company..........................................    Mississippi       100
       Agency Management Corporation......................................      Louisiana       100
          The Gulf Agency, Inc............................................        Alabama       100
   New Hampshire Insurance Company........................................   Pennsylvania       100
       AIG Europe, S.A....................................................         France     70.48/(20)/
       AI Network Corporation.............................................       Delaware       100
       American International Pacific Insurance Company...................       Colorado       100
       American International South Insurance Company.....................   Pennsylvania       100
       Granite State Insurance Company....................................   Pennsylvania       100
       New Hampshire Indemnity Company, Inc...............................   Pennsylvania       100
          AIG National Insurance Company, Inc.............................       New York       100
       Illinois National Insurance Co.....................................       Illinois       100
       New Hampshire Insurance Services, Inc..............................  New Hampshire       100
   AIG Star Life Insurance Co., Ltd.......................................          Japan       100
The Philippine American Life and General Insurance Company................    Philippines     99.78
   Pacific Union Assurance Company........................................     California       100
   Philam Equitable Life Assurance Company, Inc...........................    Philippines     95.31
   Philam Insurance Company, Inc..........................................    Philippines       100
Risk Specialist Companies, Inc............................................       Delaware       100
United Guaranty Corporation............................................... North Carolina     36.3l/(21)/
   A.I.G. Mortgage Holdings Israel, Ltd...................................         Israel     82.12
   E.M.I.-Ezer Mortgage Insurance Company, Limited........................         Israel       100
   AIG United Guaranty Agenzia DI Assicurazione S.R.L.....................          Italy       100
   AIG United Guraranty Insurance (Asia) Limited..........................      Hong Kong       100
   AIG United Guaranty Re, Ltd............................................        Ireland       100
   United Guaranty Insurance Company...................................... North Carolina       100
   United Guaranty Mortgage Insurance Company............................. North Carolina       100
   United Guaranty Mortgage Insurance Company of North Carolina........... North Carolina       100
   United Guaranty Partners Insurance Company.............................        Vermont        80
   United Guaranty Residential Insurance Company of North Carolina........ North Carolina       100
   United Guaranty Residential Insurance Company.......................... North Carolina     75.03/(22)/
       United Guaranty Commercial Insurance Company of North Carolina..... North Carolina       100
       United Guaranty Mortgage Indemnity Company......................... North Carolina       100
       United Guaranty Credit Insurance Company........................... North Carolina       100
   United Guaranty Services, Inc.......................................... North Carolina       100

--------

(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K/A on June 19, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)   Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
      2.0 percent by The Starr Foundation.
(4) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)   Also owned 10 percent by AIG Matched Funding Corp.
(6)   Also owned 10 percent by a subsidiary of American Life Insurance Company.
(7)   Also owned 21 percent by Commerce and Industry Insurance Company.
(8)   Formerly known as AIG SunAmerica Inc.
(9)   Also owned 30 percent by AIG Retirement Services, Inc.
(10)  Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13)  Also owned 50 percent by The Insurance Company of the State of
      Pennsylvania.
(14)  Also owned by 11 other AIG subsidiaries.
(15)  Also owned 25.95 percent by AIG.
(16)  Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(18) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(19) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(20)  100 percent held together with other AIG companies.
(21) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
      0.86 percent by The Insurance Company of the State of Pennsylvania.
(22) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 27. Number of Contract Owners

As of September 27, 2006, there was one (1) owner of contracts of the class covered by this registration statement, one (1) qualified contract and zero
(0) non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American International Life Assurance Company of New York

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in variable life policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
------------------       -----------------------------------------------
Matthew E. Winter        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II      President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Underwriter
Business Address            American General Equity Services Corporation
------------------          --------------------------------------------
Larry Blews                 Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.      Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson          Vice President and Anti-Money Laundering
2727 Allen Parkway          Compliance Officer
Houston, TX 77019

T. Clay Spires              Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington           Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker                Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming             Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore            Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                           Net
                      Underwriting
    Name of Principal Discounts and Compensation on  Brokerage
    Underwriter        Commissions    Redemption    Commissions Compensation
    ----------------- ------------- --------------- ----------- ------------
    American General
    Equity Services
    Corporation             0              0             0           0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b) Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 10th day of November, 2006.

                                           VARIABLE ACCOUNT A OF AMERICAN
                                           INTERNATIONAL LIFE ASSURANCE COMPANY
                                           OF NEW YORK
                                           (Registrant)

                                       BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                           COMPANY OF NEW YORK
                                           (On behalf of the Registrant
                                           and itself)

                                       BY: ROBERT F. HERBERT, JR.
                                           -------------------------------------
                                           ROBERT F. HERBERT, JR.
                                           SENIOR VICE PRESIDENT,
                                           TREASURER AND COMPTROLLER

                                    AIL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

      Signature                  Title                  Date
---------------------   ------------------------- -----------------

RODNEY O. MARTIN, JR.   Director and Chairman     November 10, 2006
---------------------   of the Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER       Director, President and   November 10, 2006
---------------------   Chief Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN     Director, Executive Vice  November 10, 2006
---------------------   President and Chief
MARY JANE B. FORTIN     Financial Officer

M. BERNARD AIDINOFF     Director                  November 10, 2006
---------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ          Director                  November 10, 2006
---------------------
DAVID J. DIETZ

PATRICK J. FOLEY        Director                  November 10, 2006
---------------------
PATRICK J. FOLEY

CECIL C. GAMWELL, III   Director                  November 10, 2006
---------------------
CECIL C. GAMWELL, III

                                    AIL - 2

     Signature                  Title                  Date
--------------------   ------------------------  -----------------

JACK R. HARNES         Director                  November 10, 2006
--------------------
JACK R. HARNES

DAVID L. HERZOG        Director                  November 10, 2006
--------------------
DAVID L. HERZOG

RICHARD A. HOLLAR      Director                  November 10, 2006
--------------------
RICHARD A. HOLLAR

JOHN I. HOWELL         Director                  November 10, 2006
--------------------
JOHN I. HOWELL

GARY D. REDDICK        Director                  November 10, 2006
--------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT   Director                  November 10, 2006
--------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY       Director                  November 10, 2006
--------------------
JAMES W. WEAKLEY


                                    AIL - 3

                                                                      333-63412
                                                                      811-04865

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 10th day of November, 2006.

                                         NATIONAL UNION FIRE
                                         INSURANCE COMPANY OF
                                         PITTSBURGH, PA.

                                         BY: ROBERT S. SCHIMEK
                                             -----------------------------------
                                             ROBERT S. SCHIMEK
                                             SENIOR VICE PRESIDENT AND TREASURER

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                    Title                    Date
---------------------- -----------------------------  -----------------

*KRISTIAN P. MOOR      Director and Chairman          November 10, 2006
----------------------
KRISTIAN P. MOOR

*JOHN Q. DOYLE         Director and President         November 10, 2006
----------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK     Director, Senior Vice          November 10, 2006
---------------------- President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF   Director                       November 10, 2006
----------------------
M. BERNARD AIDINOFF

*CHARLES H. DANGELO    Director                       November 10, 2006
----------------------
CHARLES H. DANGELO

*NEIL ANTHONY FAULKNER Director                       November 10, 2006
----------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS     Director                       November 10, 2006
----------------------
DAVID NEIL FIELDS

*DAVID L. HERZOG       Director                       November 10, 2006
----------------------
DAVID L. HERZOG

*ROBERT E. LEWIS       Director                       November 10, 2006
----------------------
ROBERT E. LEWIS

*WIN J. NEUGER         Director                       November 10, 2006
----------------------
WIN J. NEUGER

*NICHOLAS S. TYLER     Director                       November 10, 2006
----------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH     Director                       November 10, 2006
----------------------
NICHOLAS C. WALSH

*BY: ROBERT S. SCHIMEK
     ----------------------------------
     ROBERT S. SCHIMEK
     ATTORNEY-IN-FACT
     (Exhibit (13)(b) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits

    (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1